GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 65.1%
Angola – 1.7%
Republic of Angola (NR/B3)
	$20,730,000	8.250	%(a)	05/09/28	$ 22,181,100
	1,360,000	8.250		05/09/28	1,455,200
	460,000	9.375	(a)	05/08/48	506,863
	1,300,000	9.375		05/08/48	1,432,437

					25,575,600

Argentina – 3.8%
Province of Santa Fe (NR/B2)
	2,670,000	7.000	(a)	03/23/23	2,289,525
	1,850,000	7.000		03/23/23	1,586,375
Provincia de Buenos Aires (B/B2)(b)
EUR	89,999	4.000		05/01/20	99,268
Provincia de Cordoba (B/B2)
	$2,090,000	7.450		09/01/24	1,630,200
Provincia de la Rioja (B/NR)(a)
	5,880,000	9.750		02/24/25	4,463,287
Republic of Argentina (NR/NR)
ARS	13,000,000	4.000		03/06/20	448,795
Republic of Argentina (NR/B2)
	5,778,400	2.500		07/22/21	86,933
(Argentina Deposit Rates + 3.830%)
	29,980,000	48.771	(c)	05/31/22	575,860
Republic of Argentina (B/NR)
(Argentina Deposit Rates + 3.250%)
	18,350,000	48.480	(c)	03/01/20	413,876
EUR	12,508,783	7.820		12/31/33	11,623,462
	$5,005,276	8.280		12/31/33	4,098,069
Republic of Argentina (B/B2)
EUR	13,360,000	3.375		01/15/23	11,887,473
	4,410,000	5.000		01/15/27	3,659,100
	$110,000	6.875		01/26/27	87,587
EUR	13,560,000	5.250		01/15/28	11,222,198
	$3,520,000	7.125		07/06/36	2,697,200
EUR	2,710,000	3.380	(b)	12/31/38	1,755,516

					58,624,724

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Azerbaijan – 0.3%
Republic of Azerbaijan (NR/Ba2u)
	$380,000	4.750%		03/18/24	$ 399,760
	3,800,000	3.500		09/01/32	3,587,438

					3,987,198

Bahrain – 0.0%
Kingdom of Bahrain (B+/NR)
	560,000	7.000		10/12/28	603,225

Belize(a)(b) – 0.1%
Republic of Belize (B-/B3)
	2,446,500	4.938		02/20/34	1,483,955

Bermuda(a)(d) – 0.1%
Bermuda Government Bond (A+/A2)
	900,000	3.717		01/25/27	914,625

Brazil(d) – 0.3%
Federal Republic of Brazil (BB-/Ba2)
	4,810,000	4.500		05/30/29	4,940,772

Chile(d) – 0.4%
Republic of Chile (NR/NR)
	6,000,000	3.500		01/25/50	6,108,000

Colombia(d) – 0.6%
Republic of Colombia (BBB-/Baa2)
	9,380,000	2.625		03/15/23	9,356,550

Costa Rica – 0.7%
Republic of Costa Rica (NR/NR)
	1,690,000	9.200		02/23/22	1,801,015
	650,000	5.520		08/17/22	627,250
	1,240,000	9.200	(a)	02/21/24	1,340,750
Republic of Costa Rica (B+/B1)
	2,040,000	9.995		08/01/20	2,161,762
	4,150,000	7.158	(a)	03/12/45	4,177,235

					10,108,012

Dominican Republic – 3.4%
Dominican Republic (NR/NR)
DOP	20,700,000	16.000		07/10/20	438,577
	13,900,000	11.500		05/10/24	302,134
	8,900,000	18.500	(a)	02/04/28	240,347
Dominican Republic (NR/NR)
	152,600,000	10.750		08/11/28	3,175,183
Dominican Republic (NR/NR)
	134,200,000	11.375		07/06/29	2,877,745

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic (BB-/Ba3)
DOP	248,350,000	9.750	%(a)	06/05/26	$ 4,985,048
	$1,500,000	8.625		04/20/27	1,785,000
	316,000	7.450		04/30/44	366,165
	9,870,000	6.850	(a)	01/27/45	10,795,312
	6,599,000	6.850		01/27/45	7,217,656
	13,980,000	6.500	(a)	02/15/48	14,775,112
	5,880,000	6.400	(a)	06/05/49	6,137,250

					53,095,529

Ecuador – 3.4%
Ecuador Government International Bond (B-/NR)
	1,126,000	7.950		06/20/24	1,178,429
	7,900,000	9.650	(a)	12/13/26	8,569,032
	10,080,000	9.625	(a)	06/02/27	10,866,240
	750,000	9.625		06/02/27	808,500
	540,000	7.875		01/23/28	533,925
	5,140,000	10.750	(a)	01/31/29	5,809,806
Ecuador Government International Bond (B-/B3)(a)
	23,140,000	8.875		10/23/27	24,123,450

					51,889,382

Egypt – 2.1%
Republic of Egypt (NR/B2)
	270,000	8.500		01/31/47	285,863
Republic of Egypt (B/NR)(a)
EUR	1,770,000	6.375		04/11/31	2,047,889
Republic of Egypt (B/B2)(a)
	8,360,000	4.750		04/16/26	9,562,600
	10,810,000	5.625		04/16/30	11,984,751
	$4,340,000	8.700		03/01/49	4,654,650
Republic of Egypt (B/B2u)(a)
	3,370,000	7.903		02/21/48	3,403,700

					31,939,453

El Salvador – 0.1%
El Salvador Government International Bond (B-/B3)
	1,550,000	7.375		12/01/19	1,565,500
	260,000	5.875		01/30/25	260,325

					1,825,825

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Gabon – 0.8%
Republic of Gabon (NR/NR)
$11,085,000	6.375%		12/12/24	$ 10,932,581
Republic of Gabon (NR/Caa1)
1,720,000	6.950		06/16/25	1,718,925

				12,651,506

Ghana – 2.6%
Republic of Ghana (NR/B1)
1,970,000	10.750		10/14/30	2,496,975
Republic of Ghana (B/B3)
2,610,000	7.875	(a)	03/26/27	2,743,763
11,840,000	7.625		05/16/29	12,032,400
11,250,000	8.125	(a)	03/26/32	11,450,391
1,210,000	8.627	(a)	06/16/49	1,220,209
9,340,000	8.627		06/16/49	9,418,806

				39,362,544

Guatemala – 2.6%
Republic of Guatemala (NR/NR)(a)(d)
2,620,000	4.900		06/01/30	2,686,319
5,010,000	6.125		06/01/50	5,269,894
Republic of Guatemala (BB-/Ba1)
3,410,000	5.750		06/06/22	3,626,322
6,440,000	4.500	(a)	05/03/26	6,512,450
7,730,000	4.500		05/03/26	7,816,962
8,400,000	4.375	(a)	06/05/27	8,410,500
750,000	4.375		06/05/27	750,937
5,200,000	4.875		02/13/28	5,367,375

				40,440,759

Honduras – 1.2%
Republic of Honduras (BB-/B1)
8,410,000	8.750	(a)	12/16/20	9,035,493
6,018,000	8.750		12/16/20	6,465,589
1,310,000	7.500	(a)	03/15/24	1,444,275
1,120,000	7.500		03/15/24	1,234,800

				18,180,157

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Indonesia – 6.1%
Perusahaan Penerbit SBSN (NR/Baa2)
	$25,210,000	4.150	%(a)	03/29/27	$ 26,391,719
	310,000	4.150		03/29/27	324,531
Perusahaan Penerbit SBSN (BBB/Baa2)
	360,000	3.300		11/21/22	364,725
	6,720,000	4.325	(a)	05/28/25	7,085,400
	1,130,000	4.550	(a)	03/29/26	1,206,275
	35,440,000	4.400	(a)	03/01/28	37,776,825
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
	3,359,000	4.325		05/28/25	3,541,646
	9,930,000	4.550		03/29/26	10,600,275
Republic of Indonesia (BBB/Baa2)
	3,720,000	4.125		01/15/25	3,917,625
	2,340,000	4.750	(a)	01/08/26	2,548,406
EUR	170,000	3.750		06/14/28	230,398

					93,987,825

Ivory Coast – 0.5%
Republic of Ivory Coast (NR/Ba3)
	2,370,000	6.625	(a)	03/22/48	2,628,396
	4,100,000	6.625		03/22/48	4,547,015

					7,175,411

Jamaica – 0.2%
Republic of Jamaica (B/B3)
	$240,000	7.625		07/09/25	277,800
	3,040,000	6.750		04/28/28	3,454,200

					3,732,000

Kazakhstan(a) – 0.2%
Republic of Kazakhstan (BBB-/Baa3)
EUR	2,300,000	1.550		11/09/23	2,746,097

Kenya – 1.4%
Republic of Kenya (B+/NR)
	$8,591,000	6.875		06/24/24	9,138,676
Republic of Kenya (B+/B2u)(a)
	4,200,000	7.000		05/22/27	4,373,250
	750,000	7.250		02/28/28	778,125
	6,380,000	8.000		05/22/32	6,722,925

					21,012,976

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Kuwait – 0.5%
Republic of Kuwait (AA/NR)
	$1,540,000	3.500	%(a)	03/20/27	$ 1,638,175
	5,660,000	3.500		03/20/27	6,020,825

					7,659,000

Lebanon – 0.2%
Republic of Lebanon (NR/NR)
	343,000	6.750		11/29/27	268,505
Republic of Lebanon (B-/NR)
	140,000	6.850		03/23/27	111,038
	450,000	6.650		11/03/28	352,828
Republic of Lebanon (B-/NR)
	1,850,000	6.850		05/25/29	1,431,437
	980,000	6.650		02/26/30	757,662
	1,000,000	7.050		11/02/35	760,625

					3,682,095

Macedonia – 1.4%
Republic of Macedonia (BB-/NR)
EUR	3,850,000	5.625		07/26/23	5,074,185
	10,480,000	2.750	(a)	01/18/25	12,568,510
	3,290,000	2.750		01/18/25	3,945,649

					21,588,344

Mexico – 0.7%
Republic of Mexico (NR/A3)
MXN	92,131,700	5.750		03/05/26	4,374,031
Republic of Mexico (BBB+/A3)
EUR	5,160,000	1.625		04/08/26	6,012,289
	370,000	2.875		04/08/39	438,082

					10,824,402

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Nigeria – 3.1%
Republic of Nigeria (B/B2)
$1,550,000	7.143	%(a)	02/23/30	$ 1,565,500
6,530,000	8.747	(a)	01/21/31	7,264,625
2,260,000	7.875	(a)	02/16/32	2,361,700
12,490,000	7.875		02/16/32	13,052,050
13,190,000	7.696	(a)	02/23/38	13,404,337
1,650,000	7.696		02/23/38	1,676,813
4,060,000	7.625	(a)	11/28/47	4,049,850
500,000	7.625		11/28/47	498,750
3,490,000	9.248	(a)	01/21/49	3,951,989

				47,825,614

Oman(a) – 0.4%
Republic of Oman (NR/Ba1)
6,080,000	6.750		01/17/48	5,350,400

Panama – 0.1%
Panama Notas del Tesoro (BBB+/NR)
920,000	4.875		02/05/21	965,388

Papua New Guinea(a) – 0.1%
Papua New Guinea Government International Bond (B/B2)
1,450,000	8.375		10/04/28	1,552,859

Paraguay – 2.5%
Republic of Paraguay (BB/NR)(a)
4,590,000	5.600		03/13/48	5,196,741
Republic of Paraguay (BB/(P)Ba1)(a)
4,980,000	4.700		03/27/27	5,387,737
Republic of Paraguay (BB/Ba1)
12,098,000	4.625		01/25/23	12,733,145
3,930,000	5.000	(a)	04/15/26	4,293,525
2,655,000	5.000		04/15/26	2,900,588
5,650,000	6.100		08/11/44	6,734,094
1,790,000	5.400	(a)(d)	03/30/50	1,994,731

				39,240,561

Qatar – 1.8%
Qatar Government International Bond (AA-/Aa3)(a)
350,000	3.375		03/14/24	362,031
2,950,000	4.817		03/14/49	3,377,750
Republic of Qatar (AA-/Aa3)
250,000	3.250		06/02/26	257,000
4,200,000	4.500	(a)	04/23/28	4,693,500

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Qatar – (continued)
Republic of Qatar (AA-/Aa3) – (continued)
	$5,670,000	4.000	%(a)	03/14/29	$ 6,120,056
	10,470,000	5.103	(a)	04/23/48	12,475,660

					27,285,997

Romania – 1.3%
Republic of Romania (BBB-/Baa3)
EUR	4,370,000	2.375	(a)	04/19/27	5,382,187
	7,360,000	2.875		05/26/28	9,331,499
	3,180,000	3.875	(a)	10/29/35	4,149,335
	390,000	3.375	(a)	02/08/38	478,392

					19,341,413

Russia – 2.2%
Russian Federation Bond (NR/NR)
	4,000,000	2.875	(a)	12/04/25	4,855,418
	$14,600,000	4.750		05/27/26	15,553,562
	5,200,000	4.375	(a)	03/21/29	5,382,000
	5,200,000	5.100	(a)	03/28/35	5,647,200
Russian Federation Bond (BBB-/Baa3)
	800,000	4.500	(a)	04/04/22	832,800
	2,000,000	4.875	(a)	09/16/23	2,136,000
	200,000	4.875		09/16/23	213,600

					34,620,580

Senegal – 0.5%
Republic of Senegal (B+/Ba3)
EUR	5,680,000	4.750	(a)	03/13/28	6,470,839
	1,560,000	4.750		03/13/28	1,777,202

					8,248,041

Serbia – 0.4%
Republic of Serbia (BB/NR)(a)
	3,080,000	1.500		06/26/29	3,476,002
Republic of Serbia (BB/Ba3)
	$2,146,000	4.875		02/25/20	2,172,825

					5,648,827

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – 2.2%
Republic of South Africa (NR/Baa3)
	$4,070,000	4.850%		09/27/27	$ 4,187,012
	4,800,000	5.650		09/27/47	4,920,000
Republic of South Africa (BB/Baa3)
	730,000	4.665		01/17/24	763,945
	20,055,000	5.875		09/16/25	21,991,561
	2,670,000	4.300		10/12/28	2,629,116

					34,491,634

Sri Lanka – 4.8%
Republic of Sri Lanka (B/NR)(a)
	3,370,000	6.350		06/28/24	3,363,260
	9,210,000	7.550		03/28/30	9,244,537
Republic of Sri Lanka (B/B2)
	1,222,000	6.250	(a)	10/04/20	1,236,129
	1,260,000	6.250		10/04/20	1,274,569
	7,814,000	6.250		07/27/21	7,916,559
	7,300,000	5.750	(a)	01/18/22	7,325,094
	15,260,000	5.750	(a)	04/18/23	15,131,244
	7,190,000	6.850	(a)	03/14/24	7,333,800
	7,450,000	6.125		06/03/25	7,254,437
	6,010,000	6.850	(a)	11/03/25	6,025,025
	5,430,000	6.850		11/03/25	5,443,575
	1,690,000	6.750	(a)	04/18/28	1,637,188

					73,185,417

Suriname – 0.4%
Republic of Suriname (B/B2)
	5,940,000	9.250	(a)	10/26/26	5,524,200
	386,000	9.250		10/26/26	358,980

					5,883,180

Tunisia(a) – 0.2%
Banque Centrale de Tunisie International Bond (NR/B2)
EUR	3,070,000	6.750		10/31/23	3,573,806

Turkey – 3.3%
Republic of Turkey (NR/B1)
	$1,726,000	6.250		09/26/22	1,741,103
	13,563,000	5.750		03/22/24	13,228,163

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Turkey – (continued)
Republic of Turkey (NR/B1) – (continued)
	$2,129,000	7.375%		02/05/25	$ 2,197,527
EUR	270,000	4.625		03/31/25	306,825
	8,370,000	3.250		06/14/25	8,839,404
	6,280,000	5.200		02/16/26	7,225,788
	$1,940,000	4.875		10/09/26	1,739,331
	5,310,000	6.000		03/25/27	5,056,116
	1,130,000	6.125		10/24/28	1,069,263
	750,000	7.625		04/26/29	767,813
	450,000	6.750		05/30/40	420,328
	2,690,000	6.000		01/14/41	2,323,488
	7,640,000	5.750		05/11/47	6,427,150

					51,342,299

Ukraine – 3.3%
Ukraine Government Bond (B-/NR)
	2,990,000	8.994	(a)	02/01/24	3,256,110
	208,000	8.994		02/01/24	226,512
	13,798,000	0.000	(c)(e)	05/31/40	9,887,129
Ukraine Government Bond (B-/Caa1)
	2,910,000	7.750		09/01/21	3,042,405
	410,000	7.750		09/01/22	433,575
	9,540,000	7.750		09/01/23	10,093,320
	14,050,000	7.750		09/01/24	14,675,225
	9,190,000	7.750		09/01/25	9,520,840

					51,135,116

United Arab Emirates – 1.4%
Abu Dhabi Government International Bond (AA/NR)
	9,110,000	3.125		05/03/26	9,463,012
	8,910,000	3.125	(a)	10/11/27	9,232,988
	2,890,000	4.125	(a)	10/11/47	3,164,550

					21,860,550

United States(e) – 1.0%
JPMorgan Chase Bank Na (NR/NR)
EGP	298,000,000	0.000		04/02/20	15,797,124

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Uzbekistan(a) – 0.3%
Republic of Uzbekistan (BB-/NR)
$3,440,000	4.750%	02/20/24	$ 3,585,454
Republic of Uzbekistan (BB-/NR)
1,460,000	5.375	02/20/29	1,575,852

			5,161,306

Venezuela(d)(f) – 0.0%
Debt and Asset Trading Corp. (NR/NR)
340,000	1.000	10/10/25	253,938

Zambia – 0.4%
Republic of Zambia (B-/NR)
9,184,000	5.375	09/20/22	6,061,440
300,000	8.970	07/30/27	199,125

			6,260,565

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $989,732,933)			$1,002,520,581

Corporate Obligations – 25.7%
Argentina(a)(d) – 0.1%
Telecom Argentina SA (NR/B1)
$1,480,000	6.500%	06/15/21	$ 1,459,558

Brazil – 1.3%
Banco do Brasil SA (CCC+/B2)(c)(d) (10 Year CMT + 6.362%)
8,210,000	9.000	06/29/49	9,000,212
Banco do Brasil SA (CCC+/NR)(c)(d) (10 Year CMT + 4.398%)
4,810,000	6.250	10/29/49	4,577,917
Embraer Overseas Ltd. (BBB/Ba1)
890,000	5.696	09/16/23	973,438
Samarco Mineracao SA (NR/WR)(g)
3,185,000	4.125	11/01/22	2,436,525
2,080,000	5.750	10/24/23	1,643,200
800,000	5.375	09/26/24	630,000

			19,261,292

British Virgin Islands – 1.0%
Huarong Finance 2017 Co. Ltd. (NR/Baa1)(c)(d) (5 Year CMT + 6.983%)
3,530,000	4.000	11/07/99	3,486,978
Huarong Finance 2019 Co. Ltd.
7,950,000	3.750	05/29/24	8,002,172
Huarong Finance II Co. Ltd.
1,670,000	5.500	01/16/25	1,824,475
1,000,000	5.000	11/19/25	1,069,687
650,000	4.625	06/03/26	673,969

			15,057,281

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Burundi – 0.3%
Eastern & Southern African Trade & Development Bank (NR/Baa3)
	$3,990,000	5.375%		03/14/22	$ 4,137,327

Cayman Islands – 0.1%
Bioceanico Sovereign Certificate Ltd. (BB/Ba1)(a)(e)
	920,000	0.000		06/05/34	620,425
QNB Finance Ltd. (A/Aa3)
	200,000	3.500		03/28/24	203,688

					824,113

Chile(a) – 0.5%
Embotelladora Andina SA (BBB/NR)
	506,000	5.000		10/01/23	541,736
Inversiones CMPC SA (BBB-/NR)(d)
	660,000	4.375		05/15/23	685,575
Itau CorpBanca (BBB+/A3)
	2,581,000	3.875		09/22/19	2,588,420
Sociedad Quimica y Minera de Chile SA (BBB+/Baa1)(d)
	3,291,000	4.375		01/28/25	3,456,579

					7,272,310

China – 0.5%
China Evergrande Group (NR/NR)(h)
HKD	2,000,000	4.250		02/14/23	239,513
China Evergrande Group (NR/B2)(d)
	$2,930,000	8.250		03/23/22	2,831,112
China Evergrande Group (B/B2)(d)
	960,000	8.750		06/28/25	850,800
Kaisa Group Holdings Ltd. (NR/NR)(d)
	2,670,000	8.500		06/30/22	2,551,519
Kaisa Group Holdings Ltd. (NR/B2)(d)
	1,260,000	9.375		06/30/24	1,147,387

					7,620,331

Colombia – 0.6%
Banco de Bogota SA (NR/Ba2)
	6,870,000	6.250	(a)	05/12/26	7,574,175
	1,980,000	6.250		05/12/26	2,182,950

					9,757,125

Cyprus – 0.1%
MHP SE (B/NR)
	1,910,000	7.750		05/10/24	2,022,022

Dominican Republic(a)(d) – 0.2%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
	3,220,000	6.750		03/30/29	3,385,025

Ecuador(f) – 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. (B-/NR)(c) (3M USD LIBOR + 5.630%)
	224,474	7.979		09/24/19	225,060

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Ecuador(f) – (continued)
Petroamazonas EP (NR/NR)(a)
$570,000	4.625%		11/06/20	$ 565,369

				790,429

Hong Kong – 1.3%
CNAC HK Finbridge Co. Ltd. (NR/Baa2)
8,110,000	3.125		06/19/22	8,086,524
CNAC HK Finbridge Co. Ltd. (BBB/NR)
11,110,000	4.625		03/14/23	11,618,505

				19,705,029

India – 0.9%
Adani Ports & Special Economic Zone Ltd. (NR/Baa3)(a)
2,840,000	4.375		07/03/29	2,889,529
Greenko Investment Co. (B+/NR)(a)(d)
3,290,000	4.875		08/16/23	3,207,750
Reliance Industries Ltd. (BBB+/Baa2)
1,130,000	4.125		01/28/25	1,177,672
6,470,000	3.667	(a)	11/30/27	6,524,591

				13,799,542

Indonesia – 0.2%
Bank Mandiri Persero Tbk PT (NR/Baa2)
2,050,000	3.750		04/11/24	2,089,078
Bank Rakyat Indonesia Persero Tbk PT (NR/Baa2)
1,430,000	3.950		03/28/24	1,469,772

				3,558,850

Ireland – 0.6%
Credit Bank of Moscow Via CBOM Finance PLC (BB-/Ba3)(a)
3,010,000	5.550		02/14/23	2,976,138
Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(c)(d) (5 Year USD Swap + 5.416%)
310,000	7.500		10/05/27	277,063
Credit Bank of Moscow Via CBOM Finance PLC (NR/Caa2u)(c)(d) (5 Year USD Swap + 6.942%)
2,800,000	8.875		08/10/66	2,292,937
Phosagro OAO Via Phosagro Bond Funding DAC (BBB-/Baa3)(a)
3,610,000	3.949		04/24/23	3,632,562

				9,178,700

Isle Of Man – 0.3%
Gohl Capital Ltd. (NR/Baa1)
3,820,000	4.250		01/24/27	3,934,600

Italy(a)(d) – 0.0%
Wind Tre SpA (BB-/B1)
675,000	5.000		01/20/26	655,594

Ivory Coast – 0.5%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)(a)(f)
3,150,000	5.333		02/15/28	3,303,562
Comunicaciones Celulares SA Via Comcel Trust (NR/Ba1)(d)
3,980,000	6.875		02/06/24	4,110,594

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Ivory Coast – (continued)
Independencia International Ltd. (NR/NR)(a)(g)(i)
$1,277,436	12.000%		12/30/16	$ —

				7,414,156

Jamaica(d) – 0.3%
Digicel Group Two Ltd. (NR/Caa3)(a)
263,000	8.250		09/30/22	56,298
Digicel Ltd. (NR/B3)
3,860,000	6.000	(a)	04/15/21	2,885,350
2,960,000	6.000		04/15/21	2,212,600
360,000	6.750		03/01/23	203,850

				5,358,098

Japan(c)(d) – 0.3%
SoftBank Group Corp. (B+/Ba3) (5 Year USD ICE Swap + 4.226%)
4,380,000	6.000		12/31/99	4,188,375

Luxembourg – 1.3%
Altice Financing SA (B+/B2)(d)
1,160,000	6.625	(a)	02/15/23	1,189,000
1,590,000	6.625		02/15/23	1,623,788
7,860,000	7.500		05/15/26	7,899,300
Gazprom OAO Via Gaz Capital SA (BBB-/Baa2)
2,180,000	5.150	(a)	02/11/26	2,323,744
490,000	5.150		02/11/26	522,309
410,000	8.625	(h)	04/28/34	558,881
3,970,000	7.288		08/16/37	5,012,125
MHP Lux SA (B/NR)
380,000	6.950		04/03/26	382,850

				19,511,997

Mauritius – 0.4%
Greenko Investment Co. (B+/NR)(d)
200,000	4.875		08/16/23	195,000
MTN Mauritius Investments Ltd. (BB+/Ba1)
3,390,000	5.373		02/13/22	3,500,175
1,790,000	4.755		11/11/24	1,798,592
1,150,000	6.500	(a)	10/13/26	1,244,875

				6,738,642

Mexico – 4.3%
Banco Mercantil del Norte SA (NR/Ba2)(a)(c)(d)
(5 Year CMT + 4.967%)
3,820,000	6.750		09/27/24	3,812,837
(10 Year CMT + 5.470%)
2,270,000	7.500		06/27/29	2,290,146

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/A3)
	$730,000	4.125%		11/09/22	$ 748,866
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(c)(d) (5 Year CMT + 2.995%)
	1,090,000	5.950		10/01/28	1,155,400
BBVA Bancomer SA (BB+/NR)(a)(c)(d) (5 Year CMT + 2.650%)
	3,080,000	5.125		01/18/33	2,961,805
Corporacion Geo SA (NR/NR)(i)
	314,572	8.000		04/13/21	—
Mexico City Airport Trust (BBB+/Baa3)(d)
	1,180,000	4.250	(a)	10/31/26	1,179,410
	1,409,000	4.250		10/31/26	1,408,296
	5,200,000	3.875	(a)	04/30/28	5,020,958
	2,190,000	5.500	(a)	10/31/46	2,176,312
	722,000	5.500		10/31/46	717,488
	10,548,000	5.500		07/31/47	10,491,964
	860,000	5.500	(a)	07/31/47	855,431
Petroleos Mexicanos (BBB+/Baa3)
	8,549,000	6.375		02/04/21	8,781,960
	35,000	4.875		01/24/22	34,913
	2,610,000	5.375		03/13/22	2,629,705
EUR	13,560,000	5.125		03/15/23	16,218,943
	$1,511,000	6.375		01/23/45	1,292,613
	365,000	6.750		09/21/47	323,778
	2,682,000	6.350		02/12/48	2,295,121
Unifin Financiera SAB de CV SOFOM ENR (BB/NR)(a)(d)
	1,560,000	7.375		02/12/26	1,513,688

					65,909,634

Netherlands – 1.9%
Embraer Netherlands Finance B.V. (BBB/Ba1)
	654,000	5.050		06/15/25	705,503
Embraer Netherlands Finance B.V. (BBB/NR)
	330,000	5.400		02/01/27	365,973
Greenko Dutch B.V. (NR/Ba2)(a)(d)
	770,000	5.250		07/24/24	758,450
Lukoil International Finance B.V. (BBB/Baa2)
	1,450,000	4.563		04/24/23	1,504,710
Lukoil International Finance B.V. (BBB/NR)
	1,090,000	4.750		11/02/26	1,147,225
Metinvest B.V. (B-/NR)(a)(d)
	1,045,000	7.750		04/23/23	1,078,440
Minejesa Capital B.V. (NR/Baa3)
	1,490,000	4.625		08/10/30	1,506,762

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
NE Property B.V. (BBB/WR)
EUR	1,390,000	3.750%		02/26/21	$ 1,643,794
NE Property B.V. (BBB/NR)(d)
	980,000	1.750		11/23/24	1,078,113
Petrobras Global Finance B.V. (BB-/Ba2)
	$3,020,000	8.750		05/23/26	3,730,002
	1,990,000	7.375		01/17/27	2,276,560
	470,000	5.750		02/01/29	490,229
	2,150,000	6.900		03/19/49	2,286,928
Prosus NV (BBB-/Baa3)(d)
	460,000	5.500		07/21/25	505,425
Syngenta Finance NV (BBB-/Ba2)(a)(d)
	2,340,000	5.182		04/24/28	2,430,862
	7,910,000	5.676		04/24/48	7,814,210
Teva Pharmaceutical Finance Netherlands III B.V. (BB/Ba2)
	494,000	1.700		07/19/19	492,923

					29,816,109

Panama(a) – 0.0%
Autoridad del Canal de Panama (A/A1)
	380,000	4.950		07/29/35	421,800

Peru – 0.7%
ABY Transmision Sur SA (BBB/NR)(a)
	5,077,440	6.875		04/30/43	5,635,958
Corp. Lindley SA (BBB/NR)
	1,630,000	6.750	(a)	11/23/21	1,733,913
	3,560,000	6.750		11/23/21	3,786,950
	120,000	4.625	(a)	04/12/23	124,309

					11,281,130

Singapore – 0.2%
ABJA Investment Co. Pte Ltd. (BB-/NR)
	510,000	5.950		07/31/24	531,834
	776,000	5.450		01/24/28	744,960
Eterna Capital Pte Ltd. (CCC+p/Caa1)(d)(j)
	357,078	8.000		12/11/22	298,160
Innovate Capital Pte Ltd. (NR/NR)(d)(j)
	588,132	6.000		12/11/24	317,040
Medco Oak Tree Pte Ltd. (B/B2)(a)(d)
	1,570,000	7.375		05/14/26	1,577,850

					3,469,844

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
South Africa – 0.2%
Eskom Holdings SOC Ltd. (CCC+/B3)
	$520,000	6.750%		08/06/23	$ 545,350
	800,000	7.125		02/11/25	839,000
Eskom Holdings SOC Ltd. (BB/Baa3)(f)
	1,470,000	6.350		08/10/28	1,584,936

					2,969,286

Turkey – 2.5%
Akbank Turk A/S (NR/Caa2)(c)(d)(5 Year USD Swap + 4.029)
	2,264,000	6.797		04/27/28	1,901,760
Hazine Mustesarligi Varlik Kiralama A/S (NR/Ba3)(a)
	18,880,000	5.004		04/06/23	18,242,800
Hazine Mustesarligi Varlik Kiralama A/S (NR/B1)
	6,530,000	5.004		04/06/23	6,309,612
TC Ziraat Bankasi A/S (NR/B2)
	1,000,000	5.125		05/03/22	937,500
	2,370,000	5.125	(a)	09/29/23	2,135,963
Turkiye Vakiflar Bankasi TAO (NR/B2)(a)
	2,520,000	8.125		03/28/24	2,456,213
Yapi ve Kredi Bankasi A/S (NR/B2)
	1,820,000	6.100		03/16/23	1,742,268
	400,000	5.850		06/21/24	372,750
	4,610,000	8.250	(a)	10/15/24	4,673,848

					38,772,714

United Arab Emirates – 1.8%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
	15,210,000	4.600		11/02/47	16,711,987
Dolphin Energy Ltd. LLC (NR/A2)
	2,580,000	5.500		12/15/21	2,733,994
DP World PLC (NR/Baa1)(h)
	8,400,000	1.750		06/19/24	8,266,125

					27,712,106

United Kingdom – 0.6%
European Bank for Reconstruction & Development (NR/NR)
UAH	160,000,000	16.950		04/03/20	6,019,186
Vedanta Resources Finance II PLC (B+/B2)(a)
	$2,820,000	8.000		04/23/23	2,851,725

					8,870,911

United States – 0.9%
Brazil Loan Trust 1 (BB-/NR)(a)(k)
	6,632,083	5.477		07/24/23	6,864,206
SASOL Financing USA LLC (BBB-/Baa3)(d)
	6,720,000	5.875		03/27/24	7,251,300
The Bank of New York Mellon SA (NR/NR)(i)
	520,000	9.625		05/03/21	—

					14,115,506

Venezuela(g) – 1.7%
Petroleos de Venezuela SA (NR/NR)
	138,210,000	6.000		10/28/22	16,585,200
Petroleos de Venezuela SA (D/NR)
	41,690,000	6.000		05/16/24	6,253,500
	3,387,934	6.000		11/15/26	508,190
	19,170,000	5.375		04/12/27	2,875,500
Petroleos de Venezuela SA (CCC-/NR)
	2,180,000	5.500		04/12/37	327,000

					26,549,390

TOTAL CORPORATE OBLIGATIONS (Cost $430,133,519)					$ 395,518,826

Shares	Description		Value

Common Stock(i) – 0.0%
Media – 0.0%
3	New Cotai Class B Shares (Cost $—)		$ —

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations(d) – 0.4%
Puerto Rico – 0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1 (NR/NR)
$405,000	4.500%	07/01/34	$ 417,879
204,000	4.550	07/01/40	204,000
1,504,000	4.750	07/01/53	1,461,978
3,803,000	5.000	07/01/58	3,803,000

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $5,721,506)			$ 5,886,857

U.S. Treasury Obligation – 1.5%
United States Treasury Note
$23,220,000	1.875%	06/30/26	$ 23,218,840
(Cost $23,198,775)

Shares	Dividend Rate		Value

Investment Company(l) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,698,751	2.308%		$ 15,698,751
(Cost $15,698,751)

TOTAL INVESTMENTS – 93.7% (Cost $1,464,485,484)			$1,442,843,855

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.3%			97,747,206

NET ASSETS – 100.0%			$1,540,591,061

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $5,932,865, which represents approximately 0.4% of the Fund’s net assets as of June 30, 2019.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2019.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(j)	Pay-in-kind securities.

(k)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $6,864,206, which represents approximately 0.5% of the Fund’s net assets as of June 30, 2019.

(l)	Represents an affiliated fund.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	119,690,569	USD	2,557,442	07/10/19	$214,717
	ARS	50,615,333	USD	1,072,359	07/12/19	96,175
	ARS	198,886,732	USD	4,052,710	07/31/19	409,706
	BRL	108,057,608	USD	27,843,308	07/02/19	291,929
	BRL	65,613,338	USD	17,004,838	08/02/19	30,287
	CLP	10,406,247,611	USD	15,086,875	07/05/19	270,957
	CLP	8,002,970,477	USD	11,530,590	07/23/19	283,967
	CNH	109,476,604	USD	15,867,293	09/18/19	58,848
	CZK	246,388,717	EUR	9,556,469	09/18/19	96,055
	EUR	26,778,412	USD	30,170,087	07/10/19	305,667
	EUR	9,658,389	USD	10,984,767	09/18/19	66,931
	IDR	113,670,315,364	USD	7,949,145	08/13/19	54,679
	INR	1,147,635,071	USD	16,456,357	07/15/19	153,868
	KRW	9,149,115,674	USD	7,864,666	07/22/19	44,490
	KRW	3,007,586,439	USD	2,554,158	08/05/19	47,297
	MXN	253,759,400	USD	13,037,360	09/18/19	8,711
	MYR	10,072,967	USD	2,394,335	07/24/19	43,683
	PLN	70,685,892	EUR	16,532,666	09/18/19	48,387
	PLN	15,954,841	USD	4,255,994	09/18/19	24,918
	RUB	1,390,330,504	USD	21,279,061	07/30/19	624,394
	SGD	16,736,284	USD	12,342,842	09/18/19	41,837
	TRY	43,751,138	USD	7,202,498	09/18/19	39,496
	TWD	451,087,102	USD	14,445,900	08/05/19	144,124
	USD	3,471,589	EUR	3,046,397	07/10/19	4,570
	USD	5,098,000	JPY	545,311,138	09/18/19	10,574
	USD	12,253,526	MXN	235,015,983	07/17/19	43,832
	ZAR	29,794,421	USD	2,081,878	07/01/19	33,186
	ZAR	29,794,421	USD	2,089,090	09/05/19	8,533
	ZAR	165,227,214	USD	11,200,137	09/18/19	414,129

TOTAL						$3,915,947

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	31,979,883	USD	8,348,677	07/02/19	$(21,990)
	COP	18,539,583,471	USD	5,815,300	07/22/19	(55,658)
	HUF	382,129,540	PLN	5,052,953	09/18/19	(4,153)
	KRW	5,313,372,967	USD	4,603,816	07/22/19	(10,553)
	MXN	360,330,079	USD	18,629,412	09/18/19	(104,416)
	RUB	355,713,395	USD	5,642,406	07/30/19	(38,449)
	SGD	2,077,846	USD	1,537,950	09/18/19	(365)
	TRY	30,902,620	USD	5,156,080	09/18/19	(40,864)
	TWD	178,990,606	USD	5,799,677	08/05/19	(10,379)
	USD	1,019,368	ARS	46,543,629	07/12/19	(55,163)
	USD	35,944,872	BRL	140,037,489	07/02/19	(517,051)
	USD	15,054,546	CLP	10,406,247,611	07/05/19	(303,286)
	USD	2,378,670	CLP	1,662,826,104	07/23/19	(76,113)
	USD	15,062,682	CNH	104,532,754	09/18/19	(144,250)
	USD	461,651	COP	1,505,212,753	07/22/19	(5,969)
	USD	202,044,178	EUR	179,375,588	07/10/19	(2,098,128)
	USD	6,607,486	EUR	5,790,509	09/18/19	(18,355)
	USD	802,820	INR	56,124,358	07/15/19	(9,492)
	USD	2,397,012	KRW	2,773,270,870	07/22/19	(404)
	USD	5,150,285	KRW	6,088,694,657	08/05/19	(116,220)
	USD	2,845,399	MXN	55,080,565	07/17/19	(16,180)
	USD	8,201,520	PLN	31,422,000	08/14/19	(224,014)
	USD	6,728,706	RON	28,119,264	09/18/19	(29,218)
	USD	20,571,675	RUB	1,348,606,718	07/30/19	(674,457)
	USD	6,823,470	SGD	9,292,134	09/18/19	(52,614)
	USD	2,056,776	TRY	12,816,508	09/18/19	(64,702)
	USD	9,862,839	TWD	310,063,446	08/05/19	(165,896)
	USD	7,874,378	ZAR	113,306,818	09/18/19	(90,263)

TOTAL						$(4,948,602)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	570	09/19/19	$101,210,625	$3,290,001
Ultra 10 Year U.S. Treasury Notes	283	09/19/19	39,089,375	879,400
2 Year U.S. Treasury Notes	951	09/30/19	204,635,884	552,026
5 Year U.S. Treasury Notes	1,005	09/30/19	118,747,031	1,001,606
20 Year U.S. Treasury Bonds	243	09/19/19	37,809,281	901,173

Total				$6,624,206

Short position contracts:
Eurodollars	(396)	12/16/19	(97,109,100)	(771,211)
Eurodollars	(2)	12/14/20	(492,225)	(2,723)
10 Year U.S. Treasury Notes	(477)	09/19/19	(61,041,094)	(97,799)

Total				$(871,733)

TOTAL FUTURES CONTRACTS				$5,752,473

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg(a)	7.250%	01/02/20	BRL	1		$3	$—	$3
8.360%(b)	Mexico IB TIIE 28D	03/18/20	MXN	3,730,825		(194,943)	(961,573)	766,630
7.950(b)	Mexico IB TIIE 28D	06/16/21		218,500		(90,887)	(2,645)	(88,242)
10.300(a)	1M BID Avg	01/03/22	BRL	50		(1,406)	(81)	(1,325)
0.250(c)	6M EURO(d)	09/18/22	EUR	25,220	(f)	(523,456)	(437,738)	(85,718)
1M BID Avg(c)	6.848	01/02/23	BRL	33,925		70,077	—	70,077
7.750(b)	Mexico Interbank TIIE 28 Days	09/13/23	MXN	576,125	(f)	(571,414)	(36)	(571,378)
0.500(c)	6M EURO(d)	09/18/24	EUR	25,740	(f)	(1,059,420)	(903,033)	(156,387)
0.750(c)	6M EURO(d)	09/18/26		39,770	(f)	(2,564,788)	(2,224,622)	(340,166)
3M JIBAR(e)	8.500	03/20/29	ZAR	246,680		1,020,695	23,229	997,466
7.750(b)	Mexico Interbank TIIE 28 Days	09/05/29	MXN	49,050	(f)	(35,894)	(2,739)	(33,154)
1.000(c)	6M EURO(d)	09/18/29	EUR	12,840	(f)	(1,180,441)	(979,347)	(201,094)
1.500(c)	6M EURO(d)	09/18/39		2,650	(f)	(490,923)	(399,366)	(91,557)
1.500(c)	6M EURO(d)	09/18/49		1,570	(f)	(387,016)	(301,354)	(85,662)

TOTAL						$(6,009,813)	$(6,189,305)	$179,493

(a)	Payments made at maturity.
(b)	Payments made monthly.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.
(f)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 4.250%, 10/28/19(a)	(1.000)%	0.074%	Barclays Bank PLC	09/20/19	$3,350	$(8,216)	$(2,159)	$(6,057)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.152	Barclays Bank PLC	06/20/21	7,030	(119,052)	15,086	(134,138)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.195	Barclays Bank PLC	12/20/21	17,730	(354,464)	(15,574)	(338,890)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.224	Barclays Bank PLC	06/20/22	18,480	(425,026)	(102,977)	(322,049)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.283	Barclays Bank PLC	12/20/22	10,860	(267,687)	(155,494)	(112,193)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.117	BoA Securities LLC	12/20/20	9,500	(126,650)	24,741	(151,391)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.152	BoA Securities LLC	06/20/21	12,670	(214,567)	54,500	(269,067)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.117	Citibank NA	12/20/20	20,690	(275,829)	63,893	(339,722)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.152	Citibank NA	06/20/21	47,820	(809,830)	142,543	(952,373)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.224	Citibank NA	06/20/22	9,400	(216,193)	(84,402)	(131,791)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.117	CS International (London)	12/20/20	1,160	(15,465)	4,322	(19,787)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.152	CS International (London)	06/20/21	3,770	(63,845)	(1,060)	(62,785)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.117	Deutsche Bank AG (London)	12/20/20	5,280	(70,390)	14,294	(84,684)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.152	Deutsche Bank AG (London)	06/20/21	28,030	(474,686)	42,986	(517,672)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased: (continued)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)%	0.195%	Deutsche Bank AG (London)	12/20/21	$15,570	$(311,281)	$28,681	$(339,962)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.117	JPMorgan Securities, Inc.	12/20/20	17,040	(227,169)	35,260	(262,429)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.152	JPMorgan Securities, Inc.	06/20/21	22,050	(373,417)	40,495	(413,912)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.195	JPMorgan Securities, Inc.	12/20/21	1,650	(32,988)	3,069	(36,057)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.224	JPMorgan Securities, Inc.	06/20/22	14,680	(337,610)	(129,923)	(207,687)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.283	JPMorgan Securities, Inc.	12/20/22	3,650	(89,968)	(58,089)	(31,879)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.152	UBS AG (London)	06/20/21	18,520	(313,636)	33,714	(347,350)
Protection Sold:
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.198	Barclays Bank PLC	12/20/19	5,720	23,851	(22,388)	46,239
Islamic Republic of Pakistan, 6.875, 12/05/27(a)	5.000	2.294	Citibank NA	09/20/19	7,030	54,658	11,422	43,236
Republic of Chile, 3.875%, 08/05/20(a)	1.000	0.112	Citibank NA	12/20/20	11,510	154,242	(46,281)	200,523
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.620	Citibank NA	12/20/22	3,940	51,782	—	51,782
Ukraine Government, 7.375%, 09/25/32(a)	5.000	4.848	Deutsche Bank AG (London)	12/20/23	3,820	28,333	(300,452)	328,785
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.620	JPMorgan Securities, Inc.	12/20/22	3,600	47,313	1,155	46,158

TOTAL						$(4,767,790)	$(402,638)	$(4,365,152)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of South Africa, 5.500%, 03/09/20(a)	(1.000)%	1.546%	12/20/23	$9,350	$212,556	$321,182	$(108,626)
Republic of South Africa, 5.500%, 03/09/20(a)	(1.000)	1.670%	06/20/24	3,730	115,012	130,553	(15,541)
Republic of Turkey, 11.875%, 01/15/30(a)	(1.000)	3.943%	06/20/24	31,460	3,997,425	4,692,258	(694,833)
Protection Sold:
Federative Republic of Brazil, 4.250%, 01/07/25(a)	1.000	0.412%	09/20/19	25,310	37,315	31,309	6,006
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.703%	06/20/23	2,770	32,451	(10,448)	42,899
Republic of the Philippines, 10.625%, 03/16/25(a)	1.000	0.434%	12/20/23	9,460	233,792	12,020	221,772
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.822%	12/20/23	53,990	429,580	(632,859)	1,062,439
Republic of Turkey, 11.875%, 01/15/30(a)	1.000	3.857%	12/20/23	4,160	(469,378)	(533,209)	63,831
Republic of Peru, 8.750%, 11/21/33(a)	1.000	0.529%	06/20/24	12,120	275,988	203,581	72,407
Kingdom of Saudi Arabia, 2.375%, 10/26/21(a)	1.000	0.820%	06/20/24	19,750	174,202	102,699	71,503
Republic of Indonesia, 5.875%, 03/13/20(a)	1.000	0.901%	06/20/24	4,100	20,316	(17,691)	38,007
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.916%	06/20/24	150	641	(517)	1,158
United Mexican States, 4.150%, 03/28/27(a)	1.000	1.106%	06/20/24	26,060	(121,858)	(317,326)	195,468
Republic of Lebanese, 6.250%, 11/04/24(a)	1.000	8.758%	06/20/24	450	(129,123)	(124,869)	(4,254)

TOTAL					$4,808,919	$3,856,683	$952,236

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BoA Securities LLC	— Bank of America Securities LLC
CS International (London)	— Credit Suisse International (London)
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 3.2%
Automotive(b) – 0.1%
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
$1,945,076	5.910%	11/06/24	$ 1,938,385

Consumer Cyclical Services - Business(b) – 0.3%
First Data Corp. (BB/Ba2) (1M LIBOR + 2.000%)
7,156,353	4.404	07/08/22	7,147,479

Food & Drug Retailing(c) – 0.1%
Albertsons LLC (BB/Ba2)
3,351,579	3.750	11/17/25	3,332,508

Gaming(b) – 0.3%
MGM Growth Properties Operating Partnership LP (BB+/Ba3) (1M LIBOR + 2.000%)
3,391,237	4.402	03/21/25	3,367,397
Mohegan Tribal Gaming Authority (B-/B1) (1M LIBOR + 4.000%)
4,675,385	6.402	10/13/23	4,347,267

7,714,664

Health Care - Services(b) – 0.2%
Team Health Holdings, Inc. (B/B2) (1M LIBOR + 2.750%)
4,667,563	5.152	02/06/24	4,124,958

Media - Cable(b) – 0.2%
Numericable Group SA (NR/NR) (1M LIBOR + 3.688%)
3,910,302	6.082	01/31/26	3,783,217

Media - Non Cable(b) – 0.1%
WMG Acquisition Corp. (BB-/Ba3) (1M LIBOR + 2.125%)
2,400,000	4.527	11/01/23	2,365,200

Packaging(b) – 0.2%
Charter NEX US Holdings, Inc. (B/B2) (1M LIBOR + 3.000%)
3,855,330	5.402	05/16/24	3,779,843

Real Estate Investment Trust(b) – 0.2%
Brookfield Property REIT, Inc. (BB+/Ba3) (1M LIBOR + 2.500%)
4,527,193	4.902	08/27/25	4,414,511

Retailers(b) – 0.2%
Staples, Inc. (B+/B1) (3M LIBOR + 5.000%)
5,775,000	7.601	04/16/26	5,535,857

Services Cyclical - Business Services(b) – 0.2%
Travelport Finance (Luxembourg) S.a.r.l. (NR/NR) (3M LIBOR + 5.000%)
4,425,000	7.541	05/29/26	4,153,261

Software(b) – 0.2%
The Dun & Bradstreet Corp. (B-/B2) (1M LIBOR + 5.000%)
4,700,000	7.404	02/06/26	4,698,543

Technology - Software/Services(b) – 0.8%
Financial & Risk US Holdings, Inc. (B/B2) (1M LIBOR + 3.750%)
6,119,250	6.152	10/01/25	5,929,920
Mitchell International, Inc. (B-/B2) (1M LIBOR + 3.250%)
5,696,159	5.652	11/29/24	5,426,617
TriTech Software Systems (B/B2) (1M LIBOR + 3.750%)
3,432,750	6.152	08/29/25	3,386,991

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans (a) – (continued)
Technology - Software/Services(b) – (continued)
Vertafore, Inc. (B-/B2) (1M LIBOR + 3.250%)
$3,855,625	5.652%		07/02/25	$ 3,699,781

18,443,309

Telecommunication Services(b) – 0.1%
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR + 2.750%)
2,244,304	5.152		01/31/25	2,189,453

TOTAL BANK LOANS (Cost $75,005,985)				$ 73,621,188

Corporate Obligations – 90.8%
Advertising(d) – 0.2%
National CineMedia LLC (B-/B3)
$2,500,000	5.750%		08/15/26	$ 2,375,000
Outfront Media Capital LLC/Outfront Media Capital Corp. (BB-/B1)(e)
1,160,000	5.000		08/15/27	1,187,550

3,562,550

Aerospace & Defense – 2.0%
Arconic, Inc. (BBB-/Ba2)
2,155,000	6.150		08/15/20	2,230,490
2,155,000	5.400	(d)	04/15/21	2,236,394
Bombardier, Inc. (B-/Caa1)(e)
3,035,000	5.750		03/15/22	3,088,113
2,350,000	6.000	(d)	10/15/22	2,355,875
4,100,000	6.125		01/15/23	4,151,250
10,150,000	7.500	(d)	03/15/25	10,188,062
5,295,000	7.875	(d)	04/15/27	5,301,619
TransDigm, Inc. (B-/B3)(d)
12,310,000	6.500		05/15/25	12,448,487
3,580,000	6.375		06/15/26	3,624,750

45,625,040

Apparel(d)(e) – 0.1%
The William Carter Co. (BB+/Ba2)
1,688,000	5.625		03/15/27	1,768,180

Auto Manufacturers(d)(e) – 0.0%
Allison Transmission, Inc. (NR/Ba3)
1,075,000	5.000		10/01/24	1,096,500

Automotive – 1.3%
Adient US LLC (BB-/Ba2)(d)(e)
4,850,000	7.000		05/15/26	4,977,313
American Axle & Manufacturing, Inc. (B/B2)(d)
7,140,000	6.250		04/01/25	7,104,300
CB Lear Corp. (NR/NR)(d)(f)(g)
6,750,000	8.500		12/01/13	—
Dana Financing Luxembourg S.a.r.l. (BB-/B2)(d)(e)
2,440,000	5.750		04/15/25	2,504,050

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Delphi Technologies PLC (BB/B1)(e)
$3,730,000	5.000%		10/01/25	$ 3,319,700
General Motors Liquidation Co. (NR/NR)(f)
2,000,000	7.700	(g)	04/15/16	—
7,125,000	7.125	(g)	07/15/13	—
1,000,000	8.800	(g)	03/01/49	—
14,500,000	8.375		07/15/49	—
IHO Verwaltungs GmbH (BB+/Ba1)(d)(e)(h)(PIK 5.500%, Cash 4.750%)
2,695,000	4.750		09/15/26	2,600,675
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. (B/B3)(d)(e)
3,790,000	8.500		05/15/27	3,903,700
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. (B+/Ba3)(d)(e)
2,700,000	6.250		05/15/26	2,808,000
Tenneco, Inc. (BB-/B3)(d)
2,500,000	5.000		07/15/26	2,000,000

				29,217,738

Banks – 1.7%
Barclays PLC (B+/Ba3)(b)(d)(5 year CMT + 5.672%)
3,600,000	8.000		06/15/49	3,778,441
CIT Group, Inc. (BB/Ba1)
35,000	6.125		03/09/28	39,813
CIT Group, Inc. (BB+/Ba1)
1,630,000	5.000		08/15/22	1,721,687
Citigroup, Inc. (BB+/Ba1)(b)(d) (3M USD LIBOR + 3.423%)
6,125,000	6.300		05/15/49	6,385,312
Deutsche Bank AG (BB+/Ba2)(b)(d) (5 Year USD ICE Swap + 2.553%)
5,150,000	4.875		12/01/32	4,472,451
Intesa Sanpaolo SpA (BB+/Ba1)(e)
2,350,000	5.017		06/26/24	2,344,125
4,125,000	5.710		01/15/26	4,171,406
Royal Bank of Scotland Group PLC (BB-/Ba2)(b)(d) (3M USD LIBOR + 2.320%)
2,300,000	4.650		12/31/49	2,179,250
UBS Group Funding Switzerland AG (BB/Ba1u)(b)(d)(e) (5 Year USD Swap + 4.344%)
4,000,000	7.000		12/31/99	4,245,000
UniCredit SpA (BB+/Ba1)(b)(d)(e)
(5 Year USD ICE Swap + 3.703%)
1,925,000	5.861		06/19/32	1,852,757
(5 year USD ICE Swap + 4.914%)
6,420,000	7.296		04/02/34	6,761,191

				37,951,433

Building Materials(d)(e) – 1.9%
American Woodmark Corp. (BB/Ba3)
3,170,000	4.875		03/15/26	3,126,412
BMC East LLC (BB/B1)
6,125,000	5.500		10/01/24	6,209,219
Builders FirstSource, Inc. (BB-/B2)
6,025,000	6.750		06/01/27	6,356,375
Cornerstone Building Brands, Inc. (B-/Caa1)
6,465,000	8.000		04/15/26	6,287,212

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(d)(e) – (continued)
JELD-WEN, Inc. (BB-/B1)
	$3,330,000	4.625%	12/15/25	$ 3,263,400
	2,595,000	4.875	12/15/27	2,510,663
Masonite International Corp. (BB+/Ba3)
	4,000,000	5.625	03/15/23	4,120,000
	60,000	5.750	09/15/26	61,650
Standard Industries, Inc. (BBB-/Ba2)
	4,160,000	5.375	11/15/24	4,305,600
	5,190,000	5.000	02/15/27	5,252,799
Summit Materials LLC/Summit Materials Finance Corp. (BB/B3)
	2,580,000	6.500	03/15/27	2,683,200

				44,176,530

Capital Goods(d)(f)(g) – 0.0%
LyondellBasell Industries NV (NR/NR)
EUR	2,250,000	4.625	08/15/15	—

Chemicals – 2.7%
Alpha 2 B.V. (CCC+/Caa1)(d)(e)(h) (PIK 9.500%, Cash 8.750%)
	$1,350,000	8.750	06/01/23	1,328,063
Axalta Coating Systems LLC (BB-/B1)(d)(e)
	3,300,000	4.875	08/15/24	3,399,000
CF Industries, Inc. (BB+/Ba3)
	2,450,000	5.375	03/15/44	2,290,750
Hexion, Inc. (B-/NR)(d)(e)
	1,300,000	7.875	07/15/27	1,306,500
Ingevity Corp. (NR/Ba3)(d)(e)
	3,295,000	4.500	02/01/26	3,204,388
Nell AF S.a.r.l. (NR/NR)(f)(g)
	10,625,000	8.375	12/30/49	—
Olin Corp. (BB+/Ba1)(d)
	3,950,000	5.000	02/01/30	3,905,562
PQ Corp. (B/B3)(d)(e)
	5,475,000	5.750	12/15/25	5,550,281
PQ Corp. (BB-/B1)(d)(e)
	3,790,000	6.750	11/15/22	3,908,437
SPCM SA (BB+/Ba2)(d)(e)
	5,150,000	4.875	09/15/25	5,175,750
Starfruit Finco B.V./Starfruit US Holdco LLC (B-/Caa1)(d)(e)
	5,365,000	8.000	10/01/26	5,512,537
Tronox Finance PLC (B-/B3)(d)(e)
	2,450,000	5.750	10/01/25	2,376,500
Valvoline, Inc. (BB/Ba3)(d)
	4,490,000	5.500	07/15/24	4,624,700
	4,055,000	4.375	08/15/25	4,034,725
WR Grace & Co-Conn (BB-/Ba3)(e)
	2,595,000	5.125	10/01/21	2,689,069
	11,940,000	5.625	10/01/24	12,835,500

				62,141,762

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – 3.5%
Allied Universal Holding Co. LLC/Allied Universal Finance Corp. (NR/B3)(d)(e)
$2,575,000	6.625%		07/15/26	$ 2,616,844
Allied Universal Holding Co. LLC/Allied Universal Finance Corp. (CCC/NR)(d)(e)
4,315,000	9.750		07/15/27	4,315,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (BB/B1)(d)
910,000	5.500		04/01/23	929,338
5,035,000	6.375	(e)	04/01/24	5,261,575
Graham Holdings Co. (BB+/Ba1)(d)(e)
3,350,000	5.750		06/01/26	3,542,625
Herc Holdings, Inc. (B+/B3)(d)(e)
5,540,000	5.500		07/15/27	5,567,700
Nielsen Finance LLC/Nielsen Finance Co. (BB/B1)(d)(e)
8,695,000	5.000		04/15/22	8,684,131
Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)(d)(e)
2,105,000	9.250		05/15/23	2,210,250
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)(e)
6,825,000	5.250		04/15/24	6,944,437
Refinitiv US Holdings, Inc. (B-/Caa2)(d)(e)
14,520,000	8.250		11/15/26	14,955,600
Team Health Holdings, Inc. (CCC+/Caa2)(d)(e)(i)
5,410,000	6.375		02/01/25	4,111,600
The Hertz Corp. (B+/B1)(d)(e)
4,960,000	7.625		06/01/22	5,152,200
The Hertz Corp. (B-/B3)(d)
6,020,000	7.375		01/15/21	6,027,525
United Rentals North America, Inc. (BB-/Ba3)(d)
1,565,000	5.875		09/15/26	1,666,725
4,670,000	6.500		12/15/26	5,055,275
2,985,000	4.875		01/15/28	3,044,700

				80,085,525

Computers(d) – 1.3%
Banff Merger Sub, Inc. (CCC+/Caa2)(e)
5,400,000	9.750		09/01/26	4,684,500
Dell International LLC/EMC Corp. (BB/Ba2)(e)
4,930,000	5.875		06/15/21	5,010,112
13,960,000	7.125		06/15/24	14,727,800
EMC Corp. (BB-/Ba2)
2,490,000	3.375		06/01/23	2,477,550
Western Digital Corp. (BB+/Baa3)
2,260,000	4.750		02/15/26	2,217,625

				29,117,587

Distribution & Wholesale(d) – 1.5%
Core & Main LP (B-/Caa1)(e)
11,550,000	6.125		08/15/25	11,651,062
H&E Equipment Services, Inc. (BB-/B2)
9,035,000	5.625		09/01/25	9,283,463
IAA, Inc. (B/B2)(e)
1,450,000	5.500		06/15/27	1,508,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(d) – (continued)
Performance Food Group, Inc. (BB-/B1)(e)
$6,700,000	5.500%		06/01/24	$ 6,834,000
Univar USA, Inc. (BB-/B2)(e)
3,840,000	6.750		07/15/23	3,912,000

				33,188,525

Diversified Financial Services – 3.9%
Ally Financial, Inc. (BB+/NR)
6,280,000	4.125		02/13/22	6,421,300
Ally Financial, Inc. (BB+/Ba2)
9,150,000	8.000		11/01/31	12,089,437
Curo Group Holdings Corp. (B-/B3)(d)(e)
5,425,000	8.250		09/01/25	4,502,750
Nationstar Mortgage Holdings, Inc. (B/B2)(d)(e)
9,475,000	8.125		07/15/23	9,640,812
Navient Corp. (B+/Ba3)
6,490,000	5.875		03/25/21	6,741,487
3,090,000	6.625		07/26/21	3,286,988
1,090,000	7.250		01/25/22	1,178,563
7,890,000	5.500		01/25/23	8,106,975
8,670,000	6.125		03/25/24	8,886,750
3,035,000	6.750		06/15/26	3,148,813
Quicken Loans, Inc. (BB/Ba1)(d)(e)
7,450,000	5.250		01/15/28	7,405,933
Springleaf Finance Corp. (BB-/Ba3)
9,215,000	5.625		03/15/23	9,779,419
5,190,000	7.125		03/15/26	5,657,100
2,175,000	6.625	(d)	01/15/28	2,283,750

				89,130,077

Electrical(d) – 2.3%
Calpine Corp. (B/B2)
6,050,000	5.375		01/15/23	6,118,062
2,050,000	5.500		02/01/24	2,034,625
7,735,000	5.750		01/15/25	7,657,650
Calpine Corp. (BB/Ba2)(e)
5,995,000	5.250		06/01/26	6,099,912
DPL, Inc. (BBB-/Ba1)
2,633,000	7.250		10/15/21	2,832,397
NRG Energy, Inc. (BB/Ba3)
595,000	7.250		05/15/26	655,244
200,000	6.625		01/15/27	217,250
5,090,000	5.750		01/15/28	5,484,475
905,000	5.250	(e)	06/15/29	966,088

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(d) – (continued)
Talen Energy Supply LLC (NR/Ba3)(e)
$1,675,000	6.625%		01/15/28	$ 1,666,625
Talen Energy Supply LLC (B/B3)
4,380,000	6.500		06/01/25	3,668,250
2,050,000	10.500	(e)	01/15/26	2,024,375
Talen Energy Supply LLC (BB/Ba3)(e)
3,850,000	7.250		05/15/27	3,946,250
Vistra Operations Co. LLC (BB/Ba3)(e)
1,249,000	5.625		02/15/27	1,322,379
7,300,000	5.000		07/31/27	7,551,193

				52,244,775

Electrical Components & Equipment(d) – 0.6%
Energizer Holdings, Inc. (B+/B2)(e)
4,440,000	5.500		06/15/25	4,473,300
3,635,000	7.750		01/15/27	3,925,800
WESCO Distribution, Inc. (BB/B1)
5,685,000	5.375		12/15/21	5,741,850

				14,140,950

Electronics – 0.5%
Resideo Funding, Inc. (BB+/B1)(d)(e)
4,775,000	6.125		11/01/26	4,949,297
Sensata Technologies B.V. (BB+/Ba3)(e)
1,040,000	5.000		10/01/25	1,084,200
The ADT Security Corp. (BB-/Ba3)
5,060,000	4.125		06/15/23	5,060,000

				11,093,497

Energy - Exploration & Production(d)(f)(g) – 0.0%
Berry Petroleum Co. LLC (NR/NR)
2,050,000	6.750		11/01/20	—
28,160,000	6.375		09/15/22	—

				—

Engineering & Construction(d) – 0.0%
AECOM (BB-/Ba3)
250,000	5.125		03/15/27	259,688

Entertainment(d) – 2.9%
AMC Entertainment Holdings, Inc. (CCC+/B3)
5,090,000	5.750		06/15/25	4,714,613
6,100,000	5.875		11/15/26	5,490,000
Caesars Resort Collection LLC/CRC Finco, Inc. (B-/B3)(e)
9,630,000	5.250		10/15/25	9,630,000
Cedar Fair LP (BB-/B1)(e)
1,850,000	5.250		07/15/29	1,887,000
Cinemark USA, Inc. (BB/B2)
6,335,000	4.875		06/01/23	6,414,187

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(d) – (continued)
Lions Gate Capital Holdings LLC (B-/B2)(e)
$5,425,000	5.875%		11/01/24	$ 5,574,188
Live Nation Entertainment, Inc. (B+/Ba3)(e)
2,390,000	4.875		11/01/24	2,455,725
Mohegan Gaming & Entertainment (CCC+/B3)(e)
2,595,000	7.875		10/15/24	2,539,856
Scientific Games International, Inc. (B-/Caa1)
11,060,000	10.000		12/01/22	11,613,000
5,875,000	8.250	(e)	03/15/26	6,139,375
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC (B-/Caa1)(e)
6,515,000	7.000		07/15/26	6,889,612
WMG Acquisition Corp. (BB-/Ba3)(e)
2,160,000	5.000		08/01/23	2,203,200

				65,550,756

Environmental(d)(e) – 0.5%
Advanced Disposal Services, Inc. (B/B3)
1,610,000	5.625		11/15/24	1,682,450
GFL Environmental, Inc. (CCC+/Caa2)
3,565,000	8.500		05/01/27	3,832,375
Waste Pro USA, Inc. (B+/B3)
6,905,000	5.500		02/15/26	7,060,362

				12,575,187

Food & Drug Retailing – 2.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB-/B3)(d)
4,930,000	5.750		03/15/25	4,960,813
10,000	7.500	(e)	03/15/26	10,675
B&G Foods, Inc. (BB-/B2)(d)
575,000	4.625		06/01/21	575,000
8,500,000	5.250		04/01/25	8,585,000
Chobani LLC/Chobani Finance Corp., Inc. (CCC+/Caa2)(d)(e)
6,205,000	7.500		04/15/25	5,786,162
JBS USA LUX SA/JBS USA Finance, Inc. (BB-/Ba3)(d)(e)
3,900,000	5.875		07/15/24	4,012,125
2,275,000	5.750		06/15/25	2,366,000
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. (CCC/Caa2)(d)(e)
2,250,000	8.500		06/01/26	1,985,625
New Albertsons LP (B-/WR)
2,500,000	7.450		08/01/29	2,415,625
Post Holdings, Inc. (B+/B2)(d)(e)
5,400,000	5.000		08/15/26	5,481,000
9,900,000	5.750		03/01/27	10,209,375
6,180,000	5.625		01/15/28	6,342,225

				52,729,625

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food Service(d)(e) – 0.0%
Aramark Services, Inc. (BB/Ba3)
$1,025,000	5.000%		02/01/28	$ 1,053,188

Forest Products&Paper(d) – 0.1%
Mercer International, Inc. (BB-/Ba3)
1,585,000	7.750		12/01/22	1,646,419

Gas(d) – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
550,000	5.875		08/20/26	583,000
7,580,000	5.750		05/20/27	7,959,000

				8,542,000

Hand/Machine Tools(d)(e) – 0.1%
Colfax Corp. (BB+/Ba2)
1,405,000	6.000		02/15/24	1,487,544

Healthcare Providers & Services – 5.0%
Acadia Healthcare Co., Inc. (B-/B3)(d)
855,000	6.125		03/15/21	855,000
6,540,000	5.625		02/15/23	6,646,275
2,050,000	6.500		03/01/24	2,132,000
Catalent Pharma Solutions, Inc. (B+/B3)(d)(e)
875,000	5.000		07/15/27	890,313
CHS/Community Health Systems, Inc. (B-/Caa1)(d)
15,915,000	5.125		08/01/21	15,676,275
3,710,000	8.000	(e)	03/15/26	3,566,238
CHS/Community Health Systems, Inc. (CCC-/Ca)(d)(e)
1,820,000	9.875	(j)	06/30/23	1,474,200
2,200,000	8.125		06/30/24	1,644,500
DaVita, Inc. (B+/Ba3)(d)
4,465,000	5.125		07/15/24	4,465,000
Envision Healthcare Corp. (B-/Caa1)(d)(e)
8,025,000	8.750		10/15/26	5,597,437
HCA, Inc. (BB-/Ba2)
9,300,000	7.500		02/15/22	10,253,250
9,970,000	5.375		02/01/25	10,755,137
MEDNAX, Inc. (BBB-/Ba2)(d)(e)
5,600,000	6.250		01/15/27	5,509,000
MPH Acquisition Holdings LLC (B-/Caa1)(d)(e)
6,590,000	7.125		06/01/24	6,178,125
Polaris Intermediate Corp. (B-/Caa2)(d)(e)(h) (PIK 9.250%, Cash 8.500%)
4,545,000	8.500		12/01/22	4,010,963
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(d)(e)
5,425,000	9.750		12/01/26	5,682,687
Tenet Healthcare Corp. (B-/Ba3)(d)(e)
4,775,000	6.250		02/01/27	4,942,125

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Tenet Healthcare Corp. (BB-/Ba3)(d)
$6,760,000	4.625%		07/15/24	$ 6,886,750
Tenet Healthcare Corp. (CCC+/Caa1)
14,339,000	8.125		04/01/22	15,020,102
1,040,000	7.000	(d)	08/01/25	1,034,800

				113,220,177

Home Builders – 2.6%
Beazer Homes USA, Inc. (NR/B3)(d)
6,450,000	8.750		03/15/22	6,708,000
Beazer Homes USA, Inc. (B-/B3)(d)
534,000	7.250		02/01/23	528,660
5,000,000	5.875		10/15/27	4,350,000
Brookfield Residential Properties, Inc. (B+/B1)(d)(e)
5,400,000	6.375		05/15/25	5,292,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (B+/B1)(d)(e)
3,395,000	6.125		07/01/22	3,458,656
Lennar Corp. (BB+/Ba1)
3,945,000	5.375		10/01/22	4,186,631
5,425,000	4.750	(d)	11/15/22	5,669,125
3,245,000	5.875	(d)	11/15/24	3,553,275
2,240,000	4.750	(d)	11/29/27	2,357,600
TRI Pointe Group, Inc. (BB-/Ba3)(d)
4,360,000	5.250		06/01/27	4,196,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba3)
1,635,000	5.875		06/15/24	1,675,875
William Lyon Homes, Inc. (B+/B2)(d)
425,000	7.000		08/15/22	426,063
8,670,000	6.000		09/01/23	8,800,050
2,000,000	5.875		01/31/25	1,970,000
Williams Scotsman International, Inc. (B/B3)(d)(e)
1,500,000	7.875		12/15/22	1,575,000
4,080,000	6.875		08/15/23	4,238,100

				58,985,535

Insurance(d)(e) – 1.0%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
2,055,000	8.125		02/15/24	2,121,788
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
975,000	7.000		11/15/25	881,156
Fidelity & Guaranty Life Holdings, Inc. (BB+/Ba2)
8,175,000	5.500		05/01/25	8,481,562
GTCR AP Finance, Inc. (CCC+/Caa2)
2,275,000	8.000		05/15/27	2,292,063
HUB International Ltd. (CCC+/Caa2)
4,580,000	7.000		05/01/26	4,642,975

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(d)(e) – (continued)
USI, Inc. (CCC+/Caa2)
$4,205,000	6.875%		05/01/25	$ 4,162,950

				22,582,494

Internet – 1.4%
Getty Images, Inc. (CCC+/Caa2)(d)(e)
985,000	9.750		03/01/27	1,012,088
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (B+/B1)(d)(e)
2,620,000	5.250		12/01/27	2,708,425
GrubHub Holdings, Inc. (BB/Ba3)(d)(e)
2,400,000	5.500		07/01/27	2,463,000
Netflix, Inc. (BB-/Ba3)
15,730,000	4.875		04/15/28	16,260,887
VeriSign, Inc. (BBB-/Ba1)(d)
3,500,000	4.750		07/15/27	3,653,125
Zayo Group LLC/Zayo Capital, Inc. (B/B3)(d)
1,834,000	6.000		04/01/23	1,875,265
4,125,000	5.750	(e)	01/15/27	4,186,875

				32,159,665

Iron/Steel(d) – 0.9%
AK Steel Corp. (BB-/B1)
4,525,000	7.500		07/15/23	4,615,500
Cleveland-Cliffs, Inc. (B+/B1)(e)
2,450,000	5.875		06/01/27	2,373,697
Cleveland-Cliffs, Inc. (B+/B1)
1,749,000	5.750		03/01/25	1,738,069
Steel Dynamics, Inc. (BB+/Ba1)
3,090,000	5.250		04/15/23	3,144,075
United States Steel Corp. (B/B2)
8,100,000	6.875		08/15/25	7,654,500

				19,525,841

Leisure Time(d)(e) – 0.5%
Viking Cruises Ltd. (B+/B3)
4,030,000	5.875		09/15/27	4,080,375
VOC Escrow Ltd. (BB/Ba2)
7,685,000	5.000		02/15/28	7,790,669

				11,871,044

Lodging – 1.7%
Boyd Gaming Corp. (B/B3)(d)
1,585,000	6.000		08/15/26	1,666,231
MGM Resorts International (BB-/Ba3)
16,765,000	6.625		12/15/21	18,106,200
9,350,000	7.750		03/15/22	10,413,563
4,620,000	6.000		03/15/23	5,001,150
3,720,000	5.750	(d)	06/15/25	4,036,200

				39,223,344

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(d)(e) – 0.4%
The Manitowoc Co., Inc. (B/B2)
$2,415,000	9.000%		04/01/26	$ 2,411,981
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC+/Caa2)
7,350,000	7.750		04/15/26	6,624,188

				9,036,169

Media – 9.7%
Altice Financing SA (B+/B2)(d)(e)
10,822,000	6.625		02/15/23	11,092,550
21,650,000	7.500		05/15/26	21,758,250
Altice Finco SA (CCC+/Caa1)(d)(e)
8,100,000	7.625		02/15/25	7,776,000
Altice Luxembourg SA (B-/Caa1)(d)(e)
2,308,000	7.750		05/15/22	2,345,505
4,550,000	10.500		05/15/27	4,663,750
AMC Networks, Inc. (BB/Ba3)(d)
1,150,000	5.000		04/01/24	1,181,625
1,090,000	4.750		08/01/25	1,106,350
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)(e)
2,155,000	5.875		04/01/24	2,251,975
19,570,000	5.750		02/15/26	20,548,500
4,780,000	5.500		05/01/26	4,995,100
11,605,000	5.000		02/01/28	11,851,606
Clear Channel Worldwide Holdings, Inc. (CCC+/Caa1)(d)(e)
2,985,000	9.250		02/15/24	3,238,725
CSC Holdings LLC (B/B3)
7,510,000	5.250		06/01/24	7,801,012
2,150,000	7.750	(d)(e)	07/15/25	2,316,625
5,125,000	10.875	(d)(e)	10/15/25	5,861,719
CSC Holdings LLC (BB/Ba3)(d)(e)
5,819,000	5.500		05/15/26	6,102,676
7,370,000	5.500		04/15/27	7,729,288
Cumulus Media New Holdings, Inc. (B/B2)(d)(e)
4,550,000	6.750		07/01/26	4,538,625
DISH DBS Corp. (B-/B1)
3,940,000	6.750		06/01/21	4,127,150
11,965,000	5.875		07/15/22	12,114,562
10,065,000	7.750		07/01/26	9,863,700
Entercom Media Corp. (B-/B2)(d)(e)
7,400,000	6.500		05/01/27	7,696,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Entercom Media Corp. (B-/B3)(d)(e)
$2,440,000	7.250%	11/01/24	$ 2,568,100
GCI LLC (B/B3)(d)(e)
2,700,000	6.625	06/15/24	2,824,875
Gray Television, Inc. (B+/B3)(d)(e)
5,580,000	7.000	05/15/27	6,054,300
Meredith Corp. (B+/B3)(d)
345,000	6.875	02/01/26	365,269
Midcontinent Communications/Midcontinent Finance Corp. (B/B3)(d)(e)
3,225,000	6.875	08/15/23	3,337,875
Nexstar Broadcasting, Inc. (B/B3)(d)(e)
7,320,000	5.625	08/01/24	7,576,200
Nexstar Escrow, Inc. (B/B3)(d)(e)
1,950,000	5.625	07/15/27	1,993,875
Sirius XM Radio, Inc. (BB/Ba3)(d)(e)
710,000	4.625	07/15/24	725,975
12,785,000	5.000	08/01/27	12,992,756
3,175,000	5.500	07/01/29	3,254,375
The E.W. Scripps Co. (B/B3)(d)(e)
2,675,000	5.125	05/15/25	2,581,375
Univision Communications, Inc. (B/B2)(d)(e)
6,645,000	5.125	05/15/23	6,478,875
UPCB Finance IV Ltd. (BB/Ba3)(d)(e)
3,150,000	5.375	01/15/25	3,236,625
Virgin Media Secured Finance PLC (BB-/Ba3)(d)(e)
6,655,000	5.500	08/15/26	6,871,288

			221,823,056

Media - Cable(f)(g) – 0.0%
Adelphia Communications Corp. (NR/NR)
2,000,000	10.250	06/15/49	—

Metal Fabricate/Hardware(d) – 0.4%
Park-Ohio Industries, Inc. (B/B3)
9,890,000	6.625	04/15/27	9,877,637

Mining(d) – 2.4%
Alcoa Nederland Holding B.V. (BB+/Ba1)(e)
3,250,000	7.000	09/30/26	3,489,688
Aleris International, Inc. (CCC+/Caa2)(e)
2,500,000	10.750	07/15/23	2,612,500
Constellium NV (B/B2)(e)
2,650,000	6.625	03/01/25	2,756,000
FMG Resources August 2006 Pty Ltd. (BB+/Ba1)(e)
8,125,000	5.125	03/15/23	8,378,906
Freeport-McMoRan, Inc. (BB/Ba1)
15,600,000	3.550	03/01/22	15,619,500
8,370,000	3.875	03/15/23	8,370,000
Hudbay Minerals, Inc. (B+/B3)(e)
6,855,000	7.250	01/15/23	7,077,787
New Gold, Inc. (B/Caa1)(e)
3,765,000	6.250	11/15/22	3,444,975
Novelis Corp. (B+/B2)(e)
640,000	6.250	08/15/24	668,800

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(d) – (continued)
Novelis Corp. (B+/B2)(e) – (continued)
$2,410,000	5.875%		09/30/26	$ 2,440,125

				54,858,281

Miscellaneous Manufacturing(d) – 0.2%
EnPro Industries, Inc. (BB/B1)
5,245,000	5.750		10/15/26	5,363,013

Office(d) – 0.3%
Xerox Corp. (BB+/Ba1)
6,050,000	4.125		03/15/23	6,150,993

Oil Field Services – 9.7%
Antero Resources Corp. (BB+/Ba3)(d)
4,005,000	5.375		11/01/21	3,954,937
400,000	5.125		12/01/22	384,000
9,620,000	5.625		06/01/23	9,283,300
Berry Petroleum Co. LLC (B+/B3)(d)(e)
3,575,000	7.000		02/15/26	3,458,813
California Resources Corp. (B-/Caa2)(d)(e)
3,500,000	8.000		12/15/22	2,638,125
California Resources Corp. (CCC-/Caa3)(d)
3,600,000	6.000		11/15/24	2,214,000
Chaparral Energy, Inc. (CCC/Caa1)(d)(e)
1,480,000	8.750		07/15/23	895,400
Chesapeake Energy Corp. (B+/B2)
1,870,000	5.375	(d)	06/15/21	1,818,575
7,140,000	5.750		03/15/23	6,586,650
3,485,000	8.000	(d)	06/15/27	3,049,375
CNX Resources Corp. (BB-/B3)(d)(e)
3,700,000	7.250		03/14/27	3,172,750
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(d)(e)
9,240,000	5.625		10/15/25	9,263,100
CVR Refining LLC/Coffeyville Finance, Inc. (BB-/B1)(d)
1,300,000	6.500		11/01/22	1,319,500
Denbury Resources, Inc. (B/B3)(d)(e)
2,025,000	9.000		05/15/21	1,994,625
Ensco Rowan PLC (B/Caa1)(d)
3,535,000	7.750		02/01/26	2,633,575
3,100,000	5.750		10/01/44	1,798,000
Ensign Drilling, Inc. (BB-/B2)(d)(e)
6,050,000	9.250		04/15/24	5,959,250
EP Energy LLC/Everest Acquisition Finance, Inc. (C/Ca)(d)
1,450,000	9.375		05/01/20	152,250
Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)(d)
5,685,000	8.125		05/01/25	5,770,275
Gulfport Energy Corp. (BB-/B1)(d)
4,200,000	6.000		10/15/24	3,234,000
6,696,000	6.375		05/15/25	5,130,810
3,200,000	6.375		01/15/26	2,424,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Laredo Petroleum, Inc. (B+/B2)(d)
$5,400,000	5.625%		01/15/22	$ 5,035,500
5,555,000	6.250		03/15/23	5,138,375
Matador Resources Co. (BB-/B2)(d)
2,595,000	5.875		09/15/26	2,620,950
MEG Energy Corp. (BB/B3)(d)(e)
3,875,000	6.500		01/15/25	3,884,688
MEG Energy Corp. (BB-/Caa2)(d)(e)
2,235,000	6.375		01/30/23	2,123,250
2,755,000	7.000		03/31/24	2,617,250
Nabors Industries, Inc. (BB/B1)
3,380,000	5.500	(d)	01/15/23	3,160,300
3,950,000	0.750		01/15/24	2,817,436
Nine Energy Service, Inc. (B/B3)(d)(e)
2,130,000	8.750		11/01/23	2,071,425
Noble Holding International Ltd. (B/Caa2)(d)
730,000	7.750		01/15/24	558,450
Noble Holding International Ltd. (B+/B3)(d)(e)
7,800,000	7.875		02/01/26	6,708,000
Oasis Petroleum, Inc. (BB-/B2)(d)
9,076,000	6.875		03/15/22	9,053,310
Parsley Energy LLC/Parsley Finance Corp. (BB-/B1)(d)(e)
5,565,000	5.625		10/15/27	5,787,600
Precision Drilling Corp. (BB-/B3)(d)
5,320,000	7.750		12/15/23	5,426,400
QEP Resources, Inc. (BB-/Ba3)(d)
425,000	5.250		05/01/23	409,063
10,495,000	5.625		03/01/26	9,865,300
Range Resources Corp. (BB+/Ba3)(d)
2,185,000	5.875		07/01/22	2,174,075
1,455,000	5.000		03/15/23	1,371,338
4,680,000	4.875		05/15/25	4,106,700
Rowan Cos., Inc. (B/Caa1)(d)
1,090,000	4.750		01/15/24	828,400
1,870,000	7.375		06/15/25	1,453,925
4,550,000	5.400		12/01/42	2,593,500
SM Energy Co. (BB-/B2)(d)
5,200,000	5.000		01/15/24	4,784,000
3,230,000	6.750		09/15/26	3,020,050
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(d)
2,575,000	5.500		02/15/26	2,681,219
Transocean Sentry Ltd. (B+/B1)(d)(e)
500,000	5.375		05/15/23	500,625
Transocean, Inc. (B/Caa1)(d)(e)
4,755,000	9.000		07/15/23	5,052,187

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Transocean, Inc. (B/Caa1)(d)(e) – (continued)
	$2,185,000	7.250%	11/01/25	$ 2,073,019
	5,930,000	7.500	01/15/26	5,655,737
Transocean, Inc. (B-/Caa2)
	10,400,000	7.500	04/15/31	8,840,000
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)(d)
	6,385,000	6.875	04/01/26	6,744,156
Whiting Petroleum Corp. (BB/B2)(d)
	3,200,000	6.250	04/01/23	3,184,000
	4,905,000	6.625	01/15/26	4,745,587
WPX Energy, Inc. (BB-/B1)(d)
	5,225,000	8.250	08/01/23	5,956,500
	3,635,000	5.250	09/15/24	3,716,788
YPF SA (NR/B2)(e)
	6,950,000	8.500	03/23/21	7,067,281

				220,961,694

Packaging – 1.8%
ARD Finance SA (B-/Caa2)(d)(h)
(PIK 7.375%, Cash 6.625%)
EUR	575,000	6.625	09/15/23	678,064
(PIK 7.875%, Cash 7.125%)
	$6,985,000	7.125	09/15/23	7,124,700
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/B3)(d)(e)
	6,670,000	7.250	05/15/24	7,036,850
	3,050,000	6.000	02/15/25	3,152,937
Berry Global Escrow Corp. (BB/B2)(d)(e)
	4,050,000	5.625	07/15/27	4,206,937
Berry Global, Inc. (BB/B2)(d)
	3,580,000	5.125	07/15/23	3,656,075
BWAY Holding Co. (CCC+/Caa2)(d)(e)
	6,490,000	7.250	04/15/25	6,262,850
LABL Escrow Issuer LLC (B/B2)(d)(e)
	2,500,000	6.750	07/15/26	2,518,750
LABL Escrow Issuer LLC (B-/Caa2)(d)(e)
	3,750,000	10.500	07/15/27	3,750,000
Owens-Brockway Glass Container, Inc. (BB-/B1)(e)
	950,000	5.875	08/15/23	1,020,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B-/Caa1)(d)(e)
	855,000	7.000	07/15/24	881,719

				40,288,945

Paper(f)(g) – 0.0%
NewPage Corp. (NR/NR)
	10,050,000	1.000	12/31/49	—

Pharmaceuticals – 2.3%
Bausch Health Americas, Inc. (B-/B3)(d)(e)
	10,910,000	9.250	04/01/26	12,191,925

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bausch Health Americas, Inc. (B-/B3)(d)(e)
$3,425,000	8.500%		01/31/27	$ 3,758,937
Bausch Health Cos., Inc. (B-/B3)(d)(e)
12,617,000	5.875		05/15/23	12,774,712
Bausch Health Cos., Inc. (BB-/Ba2)(d)(e)
5,425,000	7.000		03/15/24	5,750,500
1,585,000	5.750		08/15/27	1,660,288
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (CCC+/Caa1)(d)(e)
8,680,000	6.000		07/15/23	6,271,300
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(d)(e)
2,125,000	7.250		08/15/26	2,135,625
Par Pharmaceutical, Inc. (B+/Ba3)(d)(e)
3,140,000	7.500		04/01/27	3,085,050
Teva Pharmaceutical Finance Co. B.V. (BB/Ba2)
855,000	3.650		11/10/21	822,938
Teva Pharmaceutical Finance Netherlands III B.V. (BB/Ba2)
2,000,000	2.200		07/21/21	1,892,500
1,925,000	2.800		07/21/23	1,669,937
Vizient, Inc. (B/B3)(d)(e)
990,000	6.250		05/15/27	1,045,688

				53,059,400

Pipelines – 3.5%
Cheniere Corpus Christi Holdings LLC (BB/Ba2)(d)
6,515,000	5.125		06/30/27	7,076,919
Cheniere Energy Partners LP (BB/Ba2)(d)
7,245,000	5.250		10/01/25	7,489,519
CNX Midstream Partners LP/CNX Midstream Finance Corp. (BB-/B3)(d)(e)
3,450,000	6.500		03/15/26	3,294,750
DCP Midstream Operating LP (BB+/Ba2)
3,785,000	3.875	(d)	03/15/23	3,827,581
5,090,000	5.375	(d)	07/15/25	5,357,225
925,000	6.450	(e)	11/03/36	962,000
Energy Transfer Operating LP (BBB-/Baa3)
4,160,000	7.500		10/15/20	4,412,375
Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)(d)
14,156,000	6.000		05/15/23	14,049,830
NGL Energy Partners LP/NGL Energy Finance Corp. (B+/B2)(d)
2,390,000	7.500		11/01/23	2,497,550
SemGroup Corp./Rose Rock Finance Corp. (B+/B3)(d)
775,000	5.625		11/15/23	747,875
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (BB-/B1)(d)
7,800,000	5.750		04/15/25	6,844,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB+/Ba3)(d)(e)
3,795,000	4.750		10/01/23	3,842,437
1,935,000	5.500		09/15/24	1,997,888

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(d)
$700,000	5.125%		02/01/25	$ 722,750
4,440,000	5.875		04/15/26	4,706,400
4,880,000	5.375		02/01/27	5,050,800
3,635,000	6.500	(e)	07/15/27	3,962,150
2,905,000	5.000		01/15/28	2,912,262

				79,754,811

Real Estate Investment Trust(d) – 2.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL (BB+/Ba3)(e)
3,725,000	5.750		05/15/26	3,838,411
Equinix, Inc. (BBB-/Ba2)
4,730,000	5.750		01/01/25	4,919,200
2,230,000	5.875		01/15/26	2,369,375
iStar, Inc. (BB-/Ba3)
3,770,000	4.625		09/15/20	3,802,988
7,035,000	6.000		04/01/22	7,229,869
Realogy Group LLC/Realogy Co-Issuer Corp. (B/B2)(e)
575,000	5.250		12/01/21	557,031
1,400,000	4.875		06/01/23	1,263,500
6,155,000	9.375		04/01/27	5,393,319
SBA Communications Corp. (BB-/B2)
3,580,000	4.875		09/01/24	3,678,450
Starwood Property Trust, Inc. (BB-/Ba3)
8,230,000	4.750		03/15/25	8,312,300
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (C/Ca)
1,270,000	8.250		10/15/23	1,171,575
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (CCC/Caa1)(e)
2,470,000	6.000		04/15/23	2,365,025

				44,901,043

Retailing – 3.1%
1011778 BC ULC/New Red Finance, Inc. (B/B3)(d)(e)
9,145,000	5.000		10/15/25	9,213,587
eG Global Finance PLC (B/B2)(d)(e)
6,055,000	6.750		02/07/25	6,009,588
IRB Holding Corp. (CCC+/Caa2)(d)(e)
4,670,000	6.750		02/15/26	4,658,325
JC Penney Corp., Inc. (B-/B3)(d)(e)
2,000,000	5.875		07/01/23	1,680,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/B1)(d)(e)
8,620,000	5.250		06/01/26	9,040,225
L Brands, Inc. (BB/Ba1)
6,845,000	5.250		02/01/28	6,271,731
3,475,000	7.500	(d)	06/15/29	3,475,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
PetSmart, Inc. (B/B3)(d)(e)
$7,505,000	5.875%	06/01/25	$ 7,279,850
PetSmart, Inc. (CCC+/Caa3)(d)(e)
10,380,000	7.125	03/15/23	9,731,250
Rite Aid Corp. (CCC/Caa1)(d)(e)
5,700,000	6.125	04/01/23	4,809,375
Staples, Inc. (B+/B1)(d)(e)
3,575,000	7.500	04/15/26	3,530,313
Staples, Inc. (B-/B3)(d)(e)
2,300,000	10.750	04/15/27	2,268,375
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)(d)
2,880,000	5.500	06/01/24	2,894,400
900,000	5.875	03/01/27	902,250

			71,764,269

Semiconductors – 0.4%
Advanced Micro Devices, Inc. (BB-/B1)
3,125,000	7.500	08/15/22	3,515,625
Amkor Technology, Inc. (BB/B1)(d)(e)
3,350,000	6.625	09/15/27	3,329,063
Qorvo, Inc. (NR/Ba1)(d)
2,440,000	5.500	07/15/26	2,568,100

			9,412,788

Software(d) – 1.6%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (B-/Caa1)(e)
14,460,000	5.750	03/01/25	14,676,900
Donnelley Financial Solutions, Inc. (B/B3)
1,150,000	8.250	10/15/24	1,187,375
Granite Merger Sub 2, Inc. (NR/NR)(e)
2,300,000	11.000	07/15/27	2,311,500
Informatica LLC (CCC+/Caa1)(e)
2,285,000	7.125	07/15/23	2,324,987
Nuance Communications, Inc. (BB-/Ba3)
3,640,000	5.625	12/15/26	3,790,150
Rackspace Hosting, Inc. (B/Caa1)(e)
2,365,000	8.625	11/15/24	2,169,888
Solera LLC/Solera Finance, Inc. (CCC+/Caa1)(e)
4,285,000	10.500	03/01/24	4,643,869
SS&C Technologies, Inc. (B+/B2)(e)
6,045,000	5.500	09/30/27	6,271,687

			37,376,356

Storage/Warehousing(d) – 0.0%
Mobile Mini, Inc. (BB-/B2)
350,000	5.875	07/01/24	360,500

Telecommunication Services – 9.1%
Altice France SA (B/B2)(d)(e)
13,000	6.250	05/15/24	13,374
9,845,000	7.375	05/01/26	10,091,125
4,700,000	8.125	02/01/27	4,923,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
CenturyLink, Inc. (B+/B2)
$8,305,000	6.450%		06/15/21	$ 8,761,775
3,465,000	6.875		01/15/28	3,456,338
1,700,000	7.600		09/15/39	1,581,000
CommScope Technologies LLC (B/B1)(d)(e)
1,450,000	6.000		06/15/25	1,355,750
CommScope, Inc. (B/B1)(d)(e)
7,305,000	5.500		06/15/24	6,912,356
5,035,000	8.250		03/01/27	5,116,819
Digicel Group One Ltd. (NR/Caa1)(d)(e)
5,355,000	8.250		12/30/22	2,900,904
Digicel Group Two Ltd. (NR/Caa3)(d)(e)
7,935,000	8.250		09/30/22	1,698,586
Digicel Ltd. (NR/B3)(d)(e)
4,840,000	6.750		03/01/23	2,740,650
Frontier Communications Corp. (B-/B3)(d)(e)
4,390,000	8.500		04/01/26	4,252,813
Frontier Communications Corp. (CCC/Caa2)
7,890,000	10.500	(d)	09/15/22	5,335,613
4,560,000	7.625		04/15/24	2,576,400
8,225,000	11.000	(d)	09/15/25	5,109,781
Intelsat Connect Finance SA (CCC-/Ca)(d)(e)
2,550,000	9.500		02/15/23	2,250,375
Intelsat Jackson Holdings SA (CCC+/Caa2)(d)(e)
11,785,000	8.500		10/15/24	11,667,150
9,525,000	9.750		07/15/25	9,739,312
Level 3 Financing, Inc. (BB/Ba3)(d)
910,000	5.375		01/15/24	929,338
10,555,000	5.250		03/15/26	10,924,425
Nokia of America Corp. (NR/WR)
5,200,000	6.450		03/15/29	5,200,000
ORBCOMM, Inc. (B/B2)(d)(e)
1,000,000	8.000		04/01/24	1,032,500
Sprint Capital Corp. (B/B3)
8,875,000	8.750		03/15/32	10,295,000
Sprint Communications, Inc. (B/B3)
10,100,000	11.500		11/15/21	11,690,750
5,550,000	6.000		11/15/22	5,785,875
Sprint Corp. (B/B3)
11,825,000	7.250		09/15/21	12,564,062
10,100,000	7.875		09/15/23	10,971,125
4,230,000	7.625	(d)	02/15/25	4,504,950
1,400,000	7.625	(d)	03/01/26	1,491,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
T-Mobile USA, Inc. (BB+/Ba2)(d)
$1,505,000	4.000%	04/15/22	$ 1,535,100
5,825,000	6.000	03/01/23	5,948,781
7,655,000	6.500	01/15/26	8,229,125
100,000	4.500	02/01/26	102,375
Telecom Italia Capital SA (BB+/Ba1)
11,660,000	7.200	07/18/36	12,811,425
5,800,000	7.721	06/04/38	6,474,250
Wind Tre SpA (BB-/B1)(d)(e)
5,925,000	5.000	01/20/26	5,754,656

			206,728,108

Toys/Games/Hobbies(d) – 0.4%
Mattel, Inc. (B+/B3)
4,345,000	2.350	08/15/21	4,182,062
1,710,000	3.150	03/15/23	1,615,950
Mattel, Inc. (BB-/B1)(e)
2,245,000	6.750	12/31/25	2,309,544

			8,107,556

Trucking & Leasing(d)(e) – 0.6%
Avolon Holdings Funding Ltd. (BBB-/Baa3)
1,685,000	5.250	05/15/24	1,796,631
Park Aerospace Holdings Ltd. (BBB-/Baa3)
2,750,000	3.625	03/15/21	2,770,625
5,150,000	5.250	08/15/22	5,433,250
2,781,000	4.500	03/15/23	2,876,945

			12,877,451

TOTAL CORPORATE OBLIGATIONS (Cost $2,043,816,832)			$2,068,655,246

Shares	Description		Value

Common Stocks(g) – 0.0%
Health Care Services(f) – 0.0%
3,874	CB Paracelsus Healthcare		$ —

Media(f) – 0.0%
21	New Cotai Class B Shares		—

Oil, Gas & Consumable Fuels – 0.0%
137,610	Chaparral Energy, Inc. Class A		648,143

Paper & Forest Products(f) – 0.0%
2,500	Port Townsend Holdings Co., Inc.		—

Pharmaceuticals(f) – 0.0%
40	Dawn Holdings, Inc.		—
1	Nycomed		—

			—

TOTAL COMMON STOCKS (Cost $6,294,166)			$ 648,143

Shares	Dividend Rate	Value

Preferred Stocks(h)(k) – 0.1%
Media – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750%	$ 2,049,520
(Cost $3,042,344)

Units	Expiration Date	Value

Warrant(g) – 0.0%
Lender Process Services, Inc. (NR/NR)(f)
14,274	12/31/20	$ —
TBS International Ltd. (NR/NR)(f)
12,063	02/07/14	—
TBS International Ltd. (NR/NR)(f)
2,807	02/07/15	—
TBS International Ltd. (NR/NR)(f)
3,311	02/07/15	—
True Religion Warrant (NR/NR)
1,914	10/27/22	—
True Religion Warrant 2 (NR/NR)
7,229	10/27/22	—

TOTAL WARRANT (Cost $21,898,892)		$ —

Shares	Dividend Rate	Value

Investment Company(l) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
30,678,489	2.308%	$ 30,678,489
(Cost $30,678,489)

Shares	Description	Value

Exchange Traded Funds – 2.5%
461,000	Goldman Sachs Access High Yield Corporate Bond ETF (NR/NR)(l)	$ 22,747,907
390,000	iShares iBoxx High Yield Corporate Bond ETF (NR/NR)	34,000,200

TOTAL EXCHANGE TRADED FUNDS (Cost $56,819,537)		$ 56,748,107

TOTAL INVESTMENTS – 98.0% (Cost $2,237,556,245)		$2,232,400,693

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value

Reverse Repurchase Agreement(m) – 0.2%
Barclays Reverse Repurchase Agreement (NR/NR)
$(4,537,000)	(0.020)%	05/19/20	$ (4,537,000)
(Cost $(4,537,000))

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			50,699,437

NET ASSETS – 100.0%			$2,278,563,130

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(g)	Security is currently in default and/or non-income producing.

(h)	Pay-in-kind securities.

(i)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2019, the value of securities pledged amounted to $3,939,000.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2019.

(k)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2019.

(l)	Represents an affiliated issuer.

(m)	Reverse repurchase agreements are entered on a rolling day-to-day basis with no final maturity; both parties to the agreement have the right to terminate the contract on any date.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	104	09/19/19	$18,466,500	$408,934
10 Year U.S. Treasury Notes	1,146	09/19/19	146,652,188	2,842,652

Total				$3,251,586

Short position contracts:
Eurodollars	(1)	12/14/20	(246,113)	(1,361)
Ultra 10 Year U.S. Treasury Notes	(276)	09/19/19	(38,122,500)	(814,197)
2 Year U.S. Treasury Notes	(378)	09/30/19	(81,337,922)	(142,146)
5 Year U.S. Treasury Notes	(468)	09/30/19	(55,297,125)	(81,330)
20 Year U.S. Treasury Bonds	(87)	09/19/19	(13,536,656)	(370,062)

Total				$(1,409,096)

TOTAL FUTURES CONTRACTS				$1,842,490

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY. Index 32	5.000%	3.248%	06/20/24	$18,750	$1,444,270	$993,456	$450,814

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 92.7%
Aerospace(b) – 0.5%
TransDigm, Inc. (B+/Ba3)
(3M LIBOR + 2.500%)
	$5,827,591	4.830%	08/22/24	$ 5,701,307
(3M LIBOR + 2.500%)
	5,384,181	4.830	05/30/25	5,254,045

				10,955,352

Airlines(b) – 0.6%
Allegiant Travel Co. (BB-/Ba3) (3M LIBOR + 4.500%)
	5,885,250	7.065	02/05/24	5,881,601
Atlantic Aviation FBO, Inc. (BB/Ba3) (1M LIBOR + 3.750%)
	7,064,500	6.160	12/06/25	7,108,653

				12,990,254

Automotive - Distributors(b) – 1.2%
American Axle & Manufacturing, Inc. (BB/Ba2) (3M LIBOR + 2.250%)
	5,001,813	4.840	04/06/24	4,887,721
Bombardier Recreational Products, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	5,400,000	4.400	05/23/25	5,348,268
Drive Chassis Holding Co. LLC (B+/Caa1) (3M LIBOR + 8.250%)
	4,550,000	10.834	04/10/26	4,362,313
Thor Industries, Inc. (BB/Ba2) (1M LIBOR + 3.750%)
	5,508,961	6.250	02/01/26	5,422,911
Wand NewCo 3, Inc. (B/B1) (1M LIBOR + 3.500%)
	6,925,000	5.919	02/05/26	6,925,000

				26,946,213

Automotive - Parts(b) – 3.0%
Adient US LLC (BB-/Ba2) (3M LIBOR + 4.250%)
	6,900,000	6.815	05/06/24	6,714,597
CS Intermediate Holdco 2 LLC (BB+/Ba1) (1M LIBOR + 2.000%)
	3,872,133	4.402	11/02/23	3,707,567
Dana, Inc. (BBB-/Baa3) (1M LIBOR + 2.250%)
	3,291,750	4.652	02/28/26	3,282,138
Dealer Tire LLC (B/B2) (1M LIBOR + 5.500%)
	6,857,812	7.902	12/12/25	6,857,812
Garrett LX III S.a r.l. (BB-/Ba3) (3M LIBOR + 2.500%)
	5,969,925	4.820	09/27/25	5,857,989
Gates Global LLC (B+/B1) (1M LIBOR + 2.750%)
	6,103,067	5.152	04/01/24	6,060,040
Mavis Tire Express Services Corp. (B/B1) (1M LIBOR + 3.250%)
	9,946,503	5.652	03/20/25	9,735,139
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
	6,111,184	5.910	11/06/24	6,090,162
Panther BF Aggregator 2 LP (B+/Ba3) (1M LIBOR + 3.750%)
EUR	3,150,000	3.750	04/30/26	3,583,800
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. (NR/NR) (1M LIBOR + 3.500%)
	$4,750,000	5.902	04/30/26	4,711,430
Tenneco, Inc. (BB/Ba3) (1M LIBOR + 3.000%)
	9,253,500	5.402	10/01/25	8,529,414

				65,130,088

Building Materials(b) – 3.2%
ACProducts, Inc. (B+/B3)(c) (1M LIBOR + 5.500%)
	3,751,406	7.902	02/15/24	3,563,836

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building Materials(b) – (continued)
American Builders & Contractors Supply Co., Inc. (BB+/B1) (1M LIBOR + 2.000%)
	$6,117,514	4.402%	10/31/23	$ 6,023,182
Beacon Roofing Supply, Inc. (BB+/B1) (1M LIBOR + 2.250%)
	3,683,350	4.663	01/02/25	3,635,466
CPG International, Inc. (B/B2)(6M LIBOR + 3.750%)
	11,129,883	5.933	05/05/24	10,935,110
Foundation Building Materials LLC (BB-/B2) (1M LIBOR + 3.000%)
	7,005,773	5.402	08/13/25	6,970,744
Hayward Industries, Inc. (B/B3) (1M LIBOR + 3.500%)
	7,814,678	5.902	08/05/24	7,641,270
Jeld-Wen, Inc. (BB+/Ba2) (3M LIBOR + 2.000%)
	3,362,249	4.330	12/14/24	3,342,076
LBM Borrower LLC (B+/B2) (1M LIBOR + 3.750%)
	3,439,649	6.152	08/20/22	3,430,328
NCI Building Systems, Inc. (B+/B2) (3M LIBOR + 3.750%)
	13,721,016	6.354	04/12/25	13,309,385
Quikrete Holdings, Inc. (BB-/B1) (1M LIBOR + 2.750%)
	10,825,000	5.152	11/15/23	10,623,547

				69,474,944

Chemicals(b) – 4.1%
Alpha 3 B.V. (B/B1) (3M LIBOR + 3.000%)
	8,541,580	5.330	01/31/24	8,342,988
ASP Unifrax Holdings, Inc. (B-/B3) (1M LIBOR + 3.750%)
	9,775,875	6.080	12/12/25	9,503,519
ASP Unifrax Holdings, Inc. (CCC+/Caa2) (3M LIBOR + 8.500%)
	1,975,000	10.928	12/14/26	1,889,206
Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
	5,240,585	5.902	03/16/25	5,218,731
Emerald Performance Materials LLC (B-/B2) (1M LIBOR + 3.500%)
	4,501,171	5.902	08/01/21	4,480,555
Emerald Performance Materials LLC (CCC+/Caa2) (1M LIBOR + 7.750%)
	3,550,000	10.152	08/01/22	3,476,054
Momentive Performance Materials, Inc. (BB-/B1) (3M LIBOR + 3.250%)
	6,400,000	5.590	04/16/24	6,336,000
Platform Specialty Products Corp. (BB/Ba2) (1M LIBOR + 2.250%)
	2,189,000	4.652	01/30/26	2,180,113
Polar US Borrower LLC (B/B2) (3M LIBOR + 3.750%)
	5,867,632	7.080	10/15/25	5,786,952
PQ Corp. (BB-/B1) (3M LIBOR + 2.500%)
	5,245,314	5.083	02/08/25	5,218,353
Starfruit Finco B.V. (B+/B1)
(1M LIBOR + 3.250%)
	14,264,250	5.669	10/01/25	14,020,617
(3M EURIBOR + 3.750%)
EUR	4,450,000	3.750	10/01/25	5,074,568
The Chemours Co. (BBB-/Baa3) (1M LIBOR + 1.750%)
	$3,734,089	4.160	04/03/25	3,621,133
Tronox Finance LLC (BB-/Ba3) (1M LIBOR + 3.000%)
	7,352,823	5.402	09/23/24	7,272,751
Univar, Inc. (BB+/Ba3) (1M LIBOR + 2.250%)
	6,718,607	4.652	07/01/24	6,695,495

				89,117,035

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services(d) – 0.7%
Allied Universal Holding Co. LLC (B-/B3)
	$662,162	4.000	%(c)	06/26/26	$ 658,851
	6,687,838	4.000		06/26/26	6,654,399
Stats LLC (NR/NR)
	2,650,000	4.750		05/17/26	2,610,250
Western Midstream Operating LP (B/B1)
	5,500,000	5.750		05/29/26	5,362,500

					15,286,000

Construction Machinery(b) – 0.9%
Brookfield WEC Holdings, Inc. (B/B2) (1M LIBOR + 3.500%)
	9,950,000	5.902		08/01/25	9,925,125
Milacron LLC (B+/B2) (1M LIBOR + 2.500%)
	3,100,000	4.902		09/28/23	3,014,750
Welbilt, Inc. (BB-/B1) (1M LIBOR + 2.500%)
	6,522,500	4.902		10/23/25	6,392,050

					19,331,925

Consumer Cyclical Services(b) – 0.6%
Verisure Holding AB (NR/NR) (3M EURIBOR + 3.000%)
EUR	11,300,000	3.000		10/20/22	12,717,270

Consumer Cyclical Services - Business(b) – 2.4%
Advantage Sales & Marketing, Inc. (B-/B2) (3M LIBOR + 3.250%)
	$9,150,721	5.580		07/23/21	8,356,896
Advantage Sales & Marketing, Inc. (CCC/Caa2) (3M LIBOR + 6.500%)
	4,203,226	8.830		07/25/22	3,302,181
Blitz F18-675 GmbH (NR/NR) (3M EURIBOR + 3.750%)
EUR	4,627,500	3.750		07/31/25	5,292,608
Colorado Buyer, Inc. (CCC/Caa1) (1M LIBOR + 7.250%)
	$2,875,000	9.670		05/01/25	2,484,834
Iron Mountain, Inc. (BB/Ba3) (1M LIBOR + 1.750%)
	6,953,646	4.152		01/02/26	6,745,036
Sabre GLBL, Inc. (BB/Ba2) (1M LIBOR + 2.000%)
	4,378,727	4.402		02/22/24	4,365,941
Tempo Acquisition LLC (B/B1) (1M LIBOR + 3.000%)
	10,272,589	5.402		05/01/24	10,223,383
Travelport Finance S.a.r.l. (NR/NR) (3M LIBOR + 5.000%)
	12,700,000	7.541		05/29/26	11,920,093

					52,690,972

Consumer Products - Household & Leisure(b) – 0.5%
Diamond (BC) B.V. (B-/B1) (3M LIBOR + 3.000%)
	7,608,877	5.583		09/06/24	6,676,790
Prestige Brands, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	3,409,689	4.402		01/26/24	3,390,935

					10,067,725

Consumer Products - Non Durable(b) – 1.4%
Alphabet Holding Co., Inc. (B-/B3) (1M LIBOR + 3.500%)
	7,108,215	5.902		09/26/24	6,695,938
Alphabet Holding Co., Inc. (CCC/Caa2) (1M LIBOR + 7.750%)
	9,600,000	10.152		09/26/25	8,479,968
Energizer Holdings, Inc. (BB+/Ba1) (1M LIBOR + 2.250%)
	3,990,000	4.750		12/17/25	3,972,564

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Products - Non Durable(b) – (continued)
KIK Custom Products, Inc. (CCC+/B3) (1M LIBOR + 4.000%)
	$11,775,000	6.402%	05/15/23	$ 11,070,973

				30,219,443

Diversified Financial Services(b) – 2.9%
AlixPartners LLP (B+/B2) (1M LIBOR + 2.750%)
	6,398,852	5.152	04/04/24	6,376,648
Blackstone CQP Holding Co. LP (B+/B1) (3M LIBOR + 3.500%)
	7,500,000	5.887	09/30/24	7,507,500
Citadel Securities LP (NR/NR) (1M LIBOR + 3.500%)
	11,271,750	5.902	02/22/26	11,271,750
DLG Acquisitions Ltd. (B/B2) (1M LIBOR + 4.000%)
EUR	1,825,000	6.439	07/01/22	2,078,383
Edelman Financial Center LLC (B/B1) (1M LIBOR + 3.250%)
	$6,506,787	5.644	07/21/25	6,480,045
FinCo I LLC (BB/Baa3) (1M LIBOR + 2.000%)
	4,609,023	4.402	12/27/22	4,598,929
First Eagle Investment Management LLC (BB+/Ba1) (3M LIBOR + 2.750%)
	4,925,250	5.080	12/26/24	4,909,243
Franklin Square Holdings LP (BB/Ba1) (1M LIBOR + 2.500%)
	4,143,687	4.938	08/01/25	4,143,687
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/Ba2) (1M LIBOR + 3.750%)
	8,500,000	6.250	05/21/26	8,474,500
VFH Parent LLC (NR/NR)(6M LIBOR + 3.500%)
	2,295,833	6.044	03/01/26	2,298,703
Victory Capital Management, Inc. (BB-/Ba3) (3M LIBOR + 2.750%)
	4,900,000	4.399	02/12/25	4,902,058

				63,041,446

Diversified Manufacturing – 3.0%
AI Plex Acquico GMBH (B/B2)(d)
	1,150,000	5.000	06/24/26	1,092,500
Atkore International, Inc. (BB-/B2)(b) (3M LIBOR + 2.750%)
	7,846,002	5.070	12/22/23	7,811,715
Clark Equipment Co. (BB/Ba3)(b) (3M LIBOR + 2.000%)
	3,474,405	4.330	05/18/24	3,442,545
Cortes NP Acquisition Corp. (B/B2)(b) (3M LIBOR + 4.000%)
	11,712,284	6.330	11/30/23	11,126,670
Dynacast International LLC (B/B2)(b) (3M LIBOR + 3.250%)
	9,551,735	5.580	01/28/22	9,193,545
Gardner Denver, Inc. (BB+/Ba3)(b) (1M LIBOR + 2.750%)
	3,181,967	5.152	07/30/24	3,183,972
Rexnord LLC (BBB-/Ba1)(b) (1M LIBOR + 2.000%)
	4,373,642	4.402	08/21/24	4,367,081
Robertshaw US Holding Corp. (B/B3)(b) (1M LIBOR + 3.500%)
	2,994,581	5.938	02/28/25	2,755,015
Robertshaw US Holding Corp. (CCC+/Caa2)(b) (1M LIBOR + 8.000%)
	4,650,000	10.438	02/28/26	3,987,375
Titan Acquisition Ltd./Titan Co-Borrower LLC (NR/NR)(b) (1M LIBOR + 3.000%)
	14,446,789	5.402	03/28/25	13,776,603
Zodiac Pool Solutions LLC (BB/Ba3)(b) (1M LIBOR + 2.250%)
	6,364,606	4.652	07/02/25	6,312,925

				67,049,946

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)– (continued)
Entertainment – 2.4%
AMC Entertainment Holdings, Inc. (BB-/Ba2)(b)(6M LIBOR + 3.000%)
	$8,927,625	5.230%	04/22/26	$ 8,900,842
Amer Sports Oyj (NR/NR)(b)(6M LIBOR + 4.500%)
EUR	4,300,000	4.500	02/26/26	4,891,047
CityCenter Holdings LLC (BB-/B1)(b) (1M LIBOR + 2.250%)
	$5,604,161	4.652	04/18/24	5,578,157
Crown Finance US, Inc. (BB-/B1)(b) (1M LIBOR + 2.500%)
	5,112,069	4.652	02/28/25	5,024,192
Intrawest Resorts Holdings, Inc. (B/B2)(b) (1M LIBOR + 3.000%)
	11,117,449	5.402	07/31/24	11,061,862
PCI Gaming Authority (BB+/Ba3)(b) (1M LIBOR + 3.000%)
	5,600,000	5.402	05/29/26	5,605,824
UFC Holdings LLC (B+/B2)(b) (1M LIBOR + 3.250%)
	7,719,573	5.660	04/29/26	7,698,884
Vue International Bidco PLC (B-/B2)(d)
EUR	3,136,096	0.000	06/14/26	3,574,971
Vue International Bidco PLC (B-/B3)(d)
	563,904	0.000	06/18/26	642,818

				52,978,597

Environmental(b) – 1.9%
Apergy Corp. (BB/Ba1) (1M LIBOR + 2.500%)
	$3,422,468	4.938	05/09/25	3,409,634
Core & Main LP (B+/B2) (3M LIBOR + 2.750%)
	7,624,399	5.270	08/01/24	7,598,171
EnergySolutions LLC (B-/B3) (3M LIBOR + 3.750%)
	11,832,152	6.080	05/09/25	11,299,705
FTS International, Inc. (B/B3) (1M LIBOR + 4.750%)
	2,320,243	7.152	04/16/21	2,313,862
GFL Environmental, Inc. (B+/B1) (1M LIBOR + 3.000%)
	10,021,291	5.402	05/30/25	9,849,526
Innovative Water Care Global Corp. (NR/NR) (3M LIBOR + 5.000%)
	2,917,688	7.330	02/20/26	2,760,862
MEG Energy Corp. (BB/Ba3) (1M LIBOR + 3.500%)
	5,692,661	5.910	12/31/23	5,680,820

				42,912,580

Food & Beverages – 1.3%
C.H. Guenther & Son, Inc. (NR/NR)(d)
	5,902,832	5.152	03/31/25	5,847,522
Chobani LLC/Chobani Finance Corp., Inc. (B/B1)(b) (1M LIBOR + 3.500%)
	3,582,785	5.902	10/10/23	3,518,976
High Liner Foods, Inc. (B/B3)(b)(c) (3M LIBOR + 3.250%)
	1,983,295	5.852	04/24/21	1,884,130
Refresco Group BV (NR/NR)(b) (3M LIBOR + 3.250%)
	6,890,400	5.768	03/28/25	6,855,948
Shearer’s Foods, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
	2,390,889	9.152	06/30/22	2,372,957
Sigma Bidco B.V. (NR/NR)(b) (3M LIBOR + 3.000%)
	2,598,081	5.603	07/02/25	2,563,449
US Foods, Inc. (BBB-/Ba3)(b) (1M LIBOR + 2.000%)
	4,612,174	4.402	06/27/23	4,577,075

				27,620,057

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Food & Drug Retailers(b) – 0.8%
Albertsons LLC (BB/Ba2)
(1M LIBOR + 3.000%)
	$3,045,128	5.402%	06/22/23	$ 3,040,560
(1M LIBOR + 3.000%)
	7,607,466	5.402	11/17/25	7,564,180
(3M LIBOR + 3.000%)
	2,143,213	5.311	12/21/22	2,142,677
BJ’s Wholesale Club, Inc. (BB-/B2) (1M LIBOR + 2.750%)
	5,136,949	5.161	02/03/24	5,137,463

				17,884,880

Gaming(b) – 2.8%
Caesars Entertainment Operating Co., Inc. (BB/B1) (1M LIBOR + 2.000%)
	6,734,423	4.402	10/06/24	6,673,409
Caesars Resort Collection LLC (BB/Ba3) (1M LIBOR + 2.750%)
	11,522,917	5.152	12/22/24	11,318,846
Eldorado Resorts LLC (BB/Ba1) (3M LIBOR + 2.250%)
	6,309,856	4.688	04/17/24	6,280,262
MGM Growth Properties LLC (BB+/Ba3) (1M LIBOR + 2.000%)
	7,984,848	4.402	03/21/25	7,928,715
Mohegan Tribal Gaming Authority (B-/B1) (1M LIBOR + 3.750%)
	7,129,533	6.152	10/13/21	6,826,527
Scientific Games International, Inc. (B+/Ba3) (1M LIBOR + 2.750%)
	10,428,341	5.231	08/14/24	10,261,801
The Stars Group Holdings B.V. (B+/B1) (3M LIBOR + 3.500%)
	2,689,742	5.830	07/10/25	2,688,344
Wynn Resorts Ltd. (BB/Ba3) (1M LIBOR + 2.250%)
	8,844,063	4.690	10/30/24	8,764,200

				60,742,104

Health Care - Pharmaceuticals – 1.4%
Amedes Holding AG (B/B2)(d)
EUR	3,025,000	0.000	05/30/26	3,440,898
Bausch Health Cos., Inc. (BB-/Ba2)(b) (1M LIBOR + 2.750%)
	$15,536,830	5.162	11/27/25	15,435,840
Endo Luxembourg Finance Co. I S.A.R.L. (B+/Ba3)(b) (1M LIBOR + 4.250%)
	6,893,423	6.688	04/29/24	6,456,863
Grifols Worldwide Operations USA, Inc. (BB+/Ba2)(b)(1 Week LIBOR + 2.250%)
	5,969,466	4.635	01/31/25	5,949,766

				31,283,367

Health Care - Services(b) – 7.9%
21st Century Oncology Holdings, Inc. (NR/NR) (3M LIBOR + 6.125%)
	12,338,972	8.735	01/16/23	10,657,787
Air Medical Group Holdings, Inc. (B/B1)
(1M LIBOR + 3.250%)
	9,126,061	5.644	04/28/22	8,580,140
(1M LIBOR + 4.250%)
	2,563,378	6.652	03/14/25	2,404,448
Air Methods Corp. (B/B3) (3M LIBOR + 3.500%)
	6,598,847	5.830	04/21/24	5,331,341
American Renal Holdings, Inc. (B/B2) (1M LIBOR + 5.500%)
	7,712,774	7.902	06/21/24	7,700,742
Change Healthcare Holdings LLC (B+/B1) (1M LIBOR + 2.500%)
	8,877,310	4.902	03/01/24	8,803,007
Envision Healthcare Corp. (B+/B1) (1M LIBOR + 3.750%)
	14,925,000	6.152	10/10/25	13,152,656

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care - Services(b) – (continued)
ExamWorks Group, Inc. (NR/NR) (1M LIBOR + 3.250%)
	$4,804,804	5.652%	07/27/23	$ 4,791,783
Gentiva Health Services, Inc. (B/B1) (1M LIBOR + 3.750%)
	4,782,862	6.188	07/02/25	4,782,862
HCA, Inc. (NR/NR)(d) (1M LIBOR + 2.000%)
	5,460,305	4.330	03/13/25	5,461,179
IQVIA, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
	5,247,000	4.152	06/11/25	5,213,104
MPH Acquisition Holdings LLC (B+/B1) (3M LIBOR + 2.750%)
	11,432,295	5.080	06/07/23	10,913,727
Parexel International Corp. (B-/B2) (1M LIBOR + 2.750%)
	5,137,406	5.152	09/27/24	4,914,494
RegionalCare Hospital Partners Holdings, Inc. (B+/B1) (1M LIBOR + 4.500%)
	11,531,402	6.904	11/17/25	11,455,179
Rodenstock GmbH (B/B2) (1M LIBOR + 5.250%)
EUR	5,200,000	5.250	06/05/26	5,810,923
Sedgwick Claims Management Services, Inc. (B/B2) (1M LIBOR + 3.250%)
	$7,611,750	5.652	12/31/25	7,496,204
Sotera Health Holdings LLC (B/B1) (1M LIBOR + 3.000%)
	14,027,363	5.402	05/15/22	13,816,953
Team Health Holdings, Inc. (B/B2) (1M LIBOR + 2.750%)
	18,937,385	5.152	02/06/24	16,735,914
U.S. Renal Care, Inc. (B/B2) (3M LIBOR + 4.250%)
	11,600,000	6.580	12/30/22	11,369,856
Verscend Holding Corp. (B+/B3) (1M LIBOR + 4.500%)
	7,645,419	6.902	08/27/25	7,640,679
VVC Holding Corp. (B/B2) (3M LIBOR + 4.500%)
	7,581,000	6.830	02/11/26	7,555,755

				174,588,733

Home Construction(b) – 0.3%
Builders FirstSource, Inc. (BB-/B2) (3M LIBOR + 3.000%)
	2,583,899	5.330	02/29/24	2,572,608
Gyp Holdings III Corp. (BB-/B2) (1M LIBOR + 2.750%)
	4,624,572	5.152	06/01/25	4,498,367

				7,070,975

Insurance(b) – 1.3%
Alliant Holdings Intermediate LLC (B/B2) (1M LIBOR + 3.250%)
	3,400,000	5.662	05/09/25	3,351,142
AssuredPartners, Inc. (B/B2) (1M LIBOR + 3.500%)
	3,390,219	5.902	10/22/24	3,352,079
Hub International Ltd. (B/B2) (3M LIBOR + 3.000%)
	6,840,452	5.586	04/25/25	6,663,969
USI, Inc. (B/B2) (3M LIBOR + 3.000%)
	14,615,027	5.330	05/16/24	14,231,382

				27,598,572

Lodging(b) – 0.2%
Four Seasons Holdings, Inc. (BB+/Ba3) (1M LIBOR + 2.000%)
	5,510,486	4.402	11/30/23	5,495,939

Machinery(b) – 0.2%
Shape Technologies Group, Inc. (B/B2) (3M LIBOR + 3.000%)
	4,173,049	5.487	04/21/25	3,995,694

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)– (continued)
Media - Broadcasting & Radio(b) – 3.2%
Ascend Learning LLC (B/Ba3) (1M LIBOR + 3.000%)
$6,174,204	5.402%	07/12/24	$ 6,075,787
Digital Room Holdings, Inc. (B-/B2) (1M LIBOR + 5.000%)
5,025,000	7.402	05/08/26	4,874,250
Meredith Corp. (BB/Ba2) (1M LIBOR + 2.750%)
5,893,413	5.152	01/31/25	5,885,103
Metro-Goldwyn-Mayer, Inc. (B-/B2) (1M LIBOR + 4.500%)
4,125,000	6.910	07/03/26	3,985,781
Metro-Goldwyn-Mayer, Inc. (BB/Ba2) (1M LIBOR + 2.500%)
2,244,347	4.910	07/03/25	2,217,706
Nexstar Broadcasting, Inc. (BB/Ba3) (1M LIBOR + 2.250%)
6,815,958	4.652	01/17/24	6,755,091
Renaissance Holding Corp. (B-/B2) (1M LIBOR + 3.250%)
4,895,714	5.731	05/30/25	4,740,666
Renaissance Holding Corp. (CCC/Caa2) (1M LIBOR + 7.000%)
2,525,000	9.481	05/29/26	2,398,750
The E.W. Scripps Co. (BB/Ba3) (1M LIBOR + 2.000%)
6,862,885	4.402	10/02/24	6,656,999
Tribune Media Co. (BB+/Ba3)
(1M LIBOR + 3.000%)
952,474	5.402	12/27/20	950,988
(1M LIBOR + 3.000%)
10,021,374	5.402	01/27/24	9,998,425
Univision Communications, Inc. (B/B2) (1M LIBOR + 2.750%)
9,917,639	5.152	03/15/24	9,431,080
WMG Acquisition Corp. (BB-/Ba3) (1M LIBOR + 2.125%)
5,987,047	4.527	11/01/23	5,900,235

			69,870,861

Media - Cable(b) – 3.3%
Altice Financing SA (NR/NR) (1M LIBOR + 2.750%)
7,894,937	5.144	07/15/25	7,475,558
Altice Financing SA (B+/B2) (1M LIBOR + 2.750%)
1,994,911	5.144	01/31/26	1,888,303
Cogeco Communications, Inc. (BB-/B1) (1M LIBOR + 2.375%)
5,623,631	4.652	01/03/25	5,564,357
CSC Holdings LLC (BB/Ba3)
(1M LIBOR + 2.250%)
9,199,678	4.644	07/17/25	9,041,536
(1M LIBOR + 2.500%)
5,983,502	4.894	01/25/26	5,897,998
Numericable Group SA (NR/NR) (1M LIBOR + 2.750%)
7,736,152	5.152	07/31/25	7,484,727
Numericable Group SA (B/B2) (1M LIBOR + 2.750%)
10,568,400	5.152	07/31/25	10,043,785
Unitymedia Finance LLC (BB-/Ba3) (1M LIBOR + 2.000%)
3,000,000	4.394	06/01/23	2,990,010
(1M LIBOR + 2.250%)
3,000,000	4.394	09/30/25	2,990,790
Unitymedia Hessen GmbH & Co. KG (BB-/Ba3) (1M LIBOR + 2.000%)
3,000,000	4.354	06/01/23	2,991,480
UPC Financing Partnership (BB/Ba3) (1M LIBOR + 2.500%)
7,025,000	4.894	01/15/26	7,014,814
Virgin Media Bristol LLC (BB-/Ba3) (1M LIBOR + 2.500%)
3,458,080	4.894	01/15/26	3,443,106

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media - Cable(b) – (continued)
Ziggo Secured Finance BV (B+/B1) (1M LIBOR + 2.500%)
	$5,700,000	4.894%	04/15/25	$ 5,579,502

				72,405,966

Media - Non Cable(b) – 2.9%
Cambium Learning Group, Inc. (B-/B2) (3M LIBOR + 4.500%)
	6,591,875	7.083	12/18/25	6,501,237
CBS Radio, Inc. (BB/Ba3) (1M LIBOR + 2.750%)
	3,208,813	5.152	11/18/24	3,202,139
Getty Images, Inc. (B-/B2) (1M LIBOR + 4.500%)
	11,412,737	6.938	02/19/26	11,336,614
Hubbard Radio LLC (BB-/B1) (1M LIBOR + 3.500%)
	460,120	5.910	03/28/25	457,820
iHeartCommunications, Inc. (BB-/B1) (3M LIBOR + 4.000%)
	6,096,285	6.579	05/01/26	6,102,015
Lions Gate Capital Holdings LLC (BB-/Ba2) (1M LIBOR + 2.250%)
	5,305,734	4.652	03/24/25	5,263,712
McGraw-Hill Global Education Holdings LLC (B+/B2) (1M LIBOR + 4.000%)
	14,453,492	6.402	05/04/22	13,757,990
Mission Broadcasting, Inc. (BB/Ba3) (1M LIBOR + 2.250%)
	1,361,208	4.690	01/17/24	1,349,052
NEP Europe Finco BV (B+/B1) (3M EURIBOR + 3.500%)
EUR	2,313,375	3.500	10/20/25	2,639,299
NEP/NCP Holdco, Inc. (B+/B1) (1M LIBOR + 3.250%)
	$1,064,650	5.652	10/20/25	1,061,328
NEP/NCP Holdco, Inc. (CCC+/Caa1) (1M LIBOR + 7.000%)
	7,000,000	9.402	10/19/26	6,895,000
Nielsen Finance LLC (BBB-/Ba1) (1M LIBOR + 2.000%)
	2,565,467	4.412	10/04/23	2,539,017
Prometric Holdings, Inc. (B/B1) (1M LIBOR + 3.000%)
	3,011,951	5.410	01/29/25	2,951,712

				64,056,935

Metals & Mining(b) – 1.6%
Aleris International, Inc. (B-/B3) (1M LIBOR + 4.750%)
	5,010,221	7.152	02/27/23	5,011,774
AMG Advanced Metallurgical Group NV (BB/Ba3) (2M LIBOR + 3.000%)
	5,951,244	5.402	02/01/25	5,899,171
Anvil International LLC (B/B2) (3M LIBOR + 5.000%)
	4,000,000	7.330	05/28/26	3,910,000
The Crosby Group LLC (B-/B2) (1M LIBOR + 3.000%)
	4,850,000	5.404	11/23/20	4,803,537
U.S. Silica Co. (B/B1) (1M LIBOR + 4.000%)
	8,228,220	6.438	05/01/25	7,713,956
Unimin Corp. (BB-/B1) (3M LIBOR + 3.750%)
	10,945,852	6.598	06/01/25	8,795,758

				36,134,196

Packaging – 3.3%
Berlin Packaging LLC (B-/B3)(b) (1M LIBOR + 3.000%)
	8,525,786	5.440	11/07/25	8,265,238
BWAY Holding Co. (B/B2)(b) (3M LIBOR + 3.250%)
	13,608,480	5.854	04/03/24	13,126,468
Charter NEX US Holdings, Inc. (B/B2)(b)
(1M LIBOR + 3.000%)
	10,479,626	5.402	05/16/24	10,274,435
(1M LIBOR + 3.500%)
	2,300,000	5.902	05/16/24	2,289,650

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Packaging – (continued)
Consolidated Container Co. LLC (B+/B2)(b)
(1M LIBOR + 2.750%)
	$750,000	5.152%		05/22/24	$ 746,250
(1M LIBOR + 2.750%)
	5,805,712	5.152		05/22/24	5,702,661
Flex Acquisition Co., Inc. (B/B2)(b)
(1M LIBOR + 3.000%)
	4,590,262	5.440		12/29/23	4,355,011
(3M LIBOR + 3.250%)
	5,903,253	5.690		06/29/25	5,591,207
Multi Color Corp. (B/B2)
	1,850,000	4.500	(d)	06/18/26	1,849,223
(1M LIBOR + 4.500%)
EUR	3,050,000	6.902	(b)(c)	06/18/26	3,433,474
Pro Mach Group, Inc. (B-/B2)(b) (1M LIBOR + 2.750%)
	$14,318,750	5.144		03/07/25	13,769,912
Reynolds Group Holdings, Inc. (B+/B1)(b) (1M LIBOR + 2.750%)
	3,183,673	5.152		02/05/23	3,157,249

					72,560,778

Pipelines – 1.8%
BCP Raptor LLC (B/B3)(b)
(1M LIBOR + 4.250%)
	11,094,619	6.652		06/24/24	10,512,151
(1M LIBOR + 4.750%)
	6,150,000	7.152		11/03/25	5,837,396
Centurion Pipeline Co. LLC (BB+/Ba3)(b) (1M LIBOR + 3.250%)
	5,621,750	5.652		09/29/25	5,614,723
Grizzly Acquisitions, Inc. (NR/NR)(d)
	3,771,500	5.850		10/01/25	3,764,183
Lower Cadence Holdings LLC (B/B2)(b) (1M LIBOR + 4.000%)
	2,250,000	6.404		05/22/26	2,235,938
Moda Ingleside Energy Center LLC (BB+/B1)(b) (1M LIBOR + 3.250%)
	3,184,000	5.652		09/29/25	3,177,377
Prairie ECI Acquiror LP (NR/NR)(b) (3M LIBOR + 4.750%)
	3,491,250	7.080		03/11/26	3,502,597
Traverse Midstream Partners LLC (B+/B2)(b) (3M LIBOR + 4.000%)
	6,054,250	6.590		09/27/24	5,976,392

					40,620,757

Real Estate Investment Trust(b) – 0.9%
Brookfield Property REIT, Inc. (BB+/Ba3) (1M LIBOR + 2.500%)
	14,027,915	4.902		08/27/25	13,678,760
iStar, Inc. (BB-/Ba2) (1M LIBOR + 2.750%)
	5,645,905	5.171		06/28/23	5,631,791

					19,310,551

Restaurants(b) – 1.1%
1011778 B.C. Unlimited Liability Co. (BB-/Ba3) (1M LIBOR + 2.250%)
	7,363,864	4.652		02/16/24	7,302,523
IRB Holding Corp. (B/B2) (1M LIBOR + 3.250%)
	13,407,116	5.644		02/05/25	13,224,913
NPC International, Inc. (CCC+/B2) (1M LIBOR + 3.500%)
	5,281,312	5.939		04/19/24	4,238,253

					24,765,689

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)– (continued)
Retailers(b) – 3.0%
Academy Ltd. (CCC+/Caa2) (1M LIBOR + 4.000%)
$13,589,279	6.439%	07/01/22	$ 9,661,977
Bass Pro Group LLC (B+/B1) (1M LIBOR + 5.000%)
10,567,443	7.402	09/25/24	10,076,480
EG Finco Ltd. (B/B2) (3M LIBOR + 4.000%)
2,593,438	6.330	02/07/25	2,546,964
Harbor Freight Tools USA, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
12,815,339	4.902	08/18/23	12,460,867
JC Penney Corp., Inc. (B-/B3) (3M LIBOR + 4.250%)
4,036,364	6.771	06/23/23	3,504,896
Neiman Marcus Group Ltd. LLC (CCC+/Caa2) (1M LIBOR + 3.250%)
5,079,143	8.421	10/25/23	4,338,451
PetSmart, Inc. (B/B3) (1M LIBOR + 4.000%)
6,748,931	6.670	03/11/22	6,561,244
Shutterfly, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
6,290,120	4.910	08/17/24	6,285,402
Staples, Inc. (B+/B1) (3M LIBOR + 5.000%)
10,843,125	7.601	04/16/26	10,394,111

			65,830,392

Services Cyclical - Business Services(b) – 1.6%
EVO Payments International LLC (B/B2) (1M LIBOR + 3.250%)
10,508,197	5.660	12/22/23	10,465,534
First Data Corp. (BB/Ba2) (1M LIBOR + 2.000%)
12,033,804	4.404	04/26/24	12,018,882
Global Payments, Inc. (BBB-/Ba2) (1M LIBOR + 1.750%)
3,308,375	4.152	10/17/25	3,301,130
Lighthouse Network LLC (B+/B1) (3M LIBOR + 4.500%)
2,955,000	7.083	11/29/24	2,951,306
Vantiv LLC (BBB-/Ba2) (1 Week LIBOR + 1.750%)
5,624,797	4.132	08/09/24	5,618,722

			34,355,574

Services Cyclical - Consumer Services(b) – 2.2%
Asurion LLC (B+/Ba3)
(1M LIBOR + 3.000%)
4,980,588	8.902	08/04/22	4,966,344
(1M LIBOR + 3.000%)
6,179,433	5.402	11/03/23	6,163,984
Asurion LLC (B-/B3) (1M LIBOR + 6.500%)
11,100,000	8.902	08/04/25	11,245,743
KUEHG Corp. (B-/B2) (3M LIBOR + 3.750%)
10,548,827	6.080	02/21/25	10,496,082
Spin Holdco, Inc. (B/B2) (3M LIBOR + 3.250%)
11,312,126	5.851	11/14/22	11,073,779
USIC Holdings, Inc. (B/B2) (1M LIBOR + 3.000%)
715,455	5.402	12/08/23	709,495
Weight Watchers International, Inc. (BB-/Ba2) (3M LIBOR + 4.750%)
3,755,591	7.350	11/29/24	3,683,597

			48,339,024

Technology - Hardware(b) – 0.2%
CommScope, Inc. (BB-/Ba1) (1M LIBOR + 3.250%)
5,175,000	5.652	04/06/26	5,154,300

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a)– (continued)
Technology - Software/Services – 14.3%
Almonde, Inc. (B-/B2)(b) (1M LIBOR + 3.500%)
	$5,766,046	5.902%	06/13/24	$ 5,610,709
Almonde, Inc. (CCC/Caa2)(b) (1M LIBOR + 7.250%)
	3,825,000	9.652	06/13/25	3,787,553
Ancestry.com Operations, Inc. (B/B2)(b) (1M LIBOR + 3.250%)
	7,603,782	5.660	10/19/23	7,575,268
AppLovin Corp. (B+/B1)(b) (1M LIBOR + 3.500%)
	6,596,482	5.902	08/15/25	6,575,900
Aspect Software, Inc. (NR/NR)(b) (1M LIBOR + 5.000%)
	3,014,428	7.419	01/15/24	2,682,841
Avast Software B.V. (NR/NR)(b) (3M LIBOR + 2.250%)
	1,929,286	4.580	09/30/23	1,923,266
BMC Software Finance, Inc. (B/B2)(b) (3M LIBOR + 4.250%)
	13,822,683	6.580	10/02/25	13,066,720
Bracket Intermediate Holding Corp. (B-/B2)(b) (3M LIBOR + 4.250%)
	7,138,538	6.815	09/05/25	7,102,845
Carbonite, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
	3,240,000	6.152	03/26/26	3,242,689
CCC Information Services, Inc. (B/B2)(b) (1M LIBOR + 2.750%)
	7,549,251	5.160	04/26/24	7,437,899
CCC Information Services, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
	2,675,000	9.152	04/27/25	2,685,031
Ceridian HCM Holding, Inc. (B/B2)(b) (1M LIBOR + 3.000%)
	10,453,114	5.402	04/30/25	10,472,453
ConvergeOne Holdings Corp. (NR/NR)(b) (1M LIBOR + 5.000%)
	3,591,000	7.402	01/04/26	3,406,961
Dell International LLC (BBB-/Baa3)(b) (1M LIBOR + 1.750%)
	3,229,580	4.160	09/07/21	3,222,314
Dynatrace LLC (B/B1)(b) (1M LIBOR + 3.000%)
	8,382,063	5.402	08/22/25	8,359,012
Dynatrace LLC (CCC+/Caa1)(b) (1M LIBOR + 7.000%)
	3,647,059	9.402	08/21/26	3,665,294
Ellie Mae, Inc. (B/B2)(b) (3M LIBOR + 4.000%)
	7,650,000	6.525	04/02/26	7,618,099
Ensono LP (B/B2)(b) (1M LIBOR + 5.250%)
	5,624,557	7.652	06/27/25	5,594,691
Eta Australia Holdings III Pty Ltd (NR/NR)(b) (1M LIBOR + 4.000%)
	5,150,000	6.402	06/05/26	5,146,807
Financial & Risk US Holdings, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
	8,532,125	6.152	10/01/25	8,268,141
(6M EURIBOR + 4.000%)
EUR	3,482,500	4.000	10/01/25	3,948,269
Genuine Financial Holdings LLC (B/B2)(b) (1M LIBOR + 3.750%)
	$6,727,698	6.152	07/12/25	6,626,783
Genuine Financial Holdings LLC (CCC+/Caa2)(b) (1M LIBOR + 7.250%)
	4,300,000	9.652	07/10/26	4,235,500
Hyland Software, Inc. (B-/B1)(b) (1M LIBOR + 3.500%)
	7,964,813	9.402	07/01/24	7,905,076
Hyland Software, Inc. (CCC/Caa1)(b) (1M LIBOR + 7.000%)
	4,050,000	9.402	07/07/25	4,060,125
Infor (US), Inc. (B/Ba3)(b) (3M LIBOR + 2.750%)
	9,053,417	5.080	02/01/22	9,024,355
Ion Trading Technologies S.a.r.l. (B/B2)(b) (3M LIBOR + 4.000%)
	11,934,352	4.250	11/21/24	11,544,338
MA FinanceCo. LLC (BB-/B1)(b) (1M LIBOR + 2.500%)
	1,359,079	4.902	06/21/24	1,330,199
Marcel LUX IV S.a.r.l. (B/B2)(b) (3M LIBOR + 3.250%)
	9,200,000	5.893	03/15/26	9,031,364
McAfee LLC (B-/Caa1)(b) (1M LIBOR + 8.500%)
	2,800,000	10.902	09/29/25	2,828,000

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
MH Sub I LLC (B/B2)(b) (1M LIBOR + 3.750%)
$7,314,902	6.152%	09/13/24	$ 7,177,747
Microchip Technology, Inc. (BB+/Baa3)(b) (1M LIBOR + 2.000%)
4,880,981	4.410	05/29/25	4,848,961
Mitchell International, Inc. (NR/NR)(b) (1M LIBOR + 7.250%)
2,750,000	9.652	12/01/25	2,651,688
Mitchell International, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
12,871,456	5.652	11/29/24	12,262,379
Omnitracs, Inc. (B/B2)(b) (3M LIBOR + 2.750%)
6,913,555	5.099	03/21/25	6,801,210
PowerSchool (B-/B2)(b) (3M LIBOR + 3.250%)
12,885,250	5.815	08/01/25	12,704,083
Quest Software US Holdings Inc. (B+/B2)(b) (3M LIBOR + 4.250%)
2,568,546	6.833	05/16/25	2,523,597
Quorum Software, Inc (B/B2)(b) (3M LIBOR + 4.250%)
4,875,500	6.580	09/22/25	4,857,217
Rocket Software, Inc. (B/B1)(b) (1M LIBOR + 4.250%)
3,690,750	6.652	11/28/25	3,603,095
Seattle SpinCo, Inc. (BB-/B1)(b) (1M LIBOR + 2.500%)
9,178,196	4.902	06/21/24	8,983,159
Solera, LLC (B/Ba3)(b) (1M LIBOR + 2.750%)
3,825,180	5.152	03/03/23	3,795,306
SS&C Technologies Holdings Europe S.a.r.l. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
3,966,782	4.652	04/16/25	3,948,931
SS&C Technologies, Inc. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
5,792,730	4.652	04/16/25	5,766,663
The Dun & Bradstreet Corp. (B-/B2)(b) (1M LIBOR + 5.000%)
8,200,000	7.404	02/06/26	8,197,458
The Ultimate Software Group, Inc. (B/B2)(b) (3M LIBOR + 3.750%)
4,950,000	6.080	05/04/26	4,956,188
Tibco Software, Inc. (B/B1)(b) (1M LIBOR + 4.000%)
2,300,000	6.390	06/11/26	2,302,875
TriTech Software Systems (B/B2)(b) (1M LIBOR + 3.750%)
14,626,500	6.152	08/29/25	14,431,529
TTM Technologies, Inc. (BB+/Ba3)(b) (1 M LIBOR + 2.500%)
4,591,547	4.939	09/28/24	4,548,524
Ultra Clean Holdings, Inc. (NR/NR)(b) (1M LIBOR + 4.500%)
4,524,922	6.902	08/27/25	4,253,426
Upland Software, Inc. (B/B2)(d)
2,450,000	3.750	06/26/26	2,446,938
Vertafore, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
13,163,488	5.652	07/02/25	12,631,420
Vertafore, Inc. (CCC/Caa2)(b) (1M LIBOR + 7.250%)
3,500,000	9.652	07/02/26	3,396,470

			315,067,366

Telecommunication Services(b) – 1.4%
DigiCert, Inc. (B-/B2) (1M LIBOR + 4.000%)
10,751,959	6.402	10/31/24	10,698,199
Imperva, Inc. (B-/B2) (1M LIBOR + 4.000%)
4,924,385	6.411	01/12/26	4,890,554
MLN US Holding Co. LLC (B/B2) (1M LIBOR + 4.500%)
5,298,375	6.939	11/30/25	5,050,040
Vivid Seats Ltd. (B/B2) (1M LIBOR + 3.500%)
10,576,152	5.902	06/30/24	10,457,171

			31,095,964

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Textiles(b) – 0.4%
Kontoor Brands, Inc. (BB-/Ba2) (3M LIBOR + 4.250%)
$2,300,000	6.801%	05/15/26	$ 2,300,000
Renfro Corp. (B/WR)(c) (3M LIBOR + 5.500%)
6,824,159	7.900	03/31/21	6,721,797

			9,021,797

Transportation Services(b) – 0.7%
Hornblower Sub LLC (B/B2) (3M LIBOR + 4.500%)
6,607,781	6.830	04/27/25	6,599,522
XPO Logistics, Inc. (NR/NR) (1M LIBOR + 2.500%)
8,250,000	4.883	02/24/25	8,252,970

			14,852,492

Utilities - Electric(b) – 0.8%
Calpine Corp. (BB/Ba2) (3M LIBOR + 2.500%)
2,984,456	4.830	01/15/24	2,966,609
LMBE-MC Holdco II LLC (BB-/Ba3) (3M LIBOR + 4.000%)
7,234,615	6.330	11/14/25	7,230,129
Lonestar II Generation Holdings LLC (B+/Ba3)(c)
(1M LIBOR + 5.000%)
353,573	7.402	04/20/26	353,573
(1M LIBOR + 5.000%)
2,946,428	7.402	04/20/26	2,946,428
Talen Energy Supply LLC (B+/B2) (1M LIBOR + 3.750%)
1,100,000	6.110	06/28/26	1,093,125
Vistra Energy Corp. (BBB-/Ba1) (1M LIBOR + 2.000%)
4,095,798	4.394	12/31/25	4,089,163

			18,679,027

Wireless Telecommunications(b) – 1.5%
Digicel International Finance Ltd. (NR/B1) (3M LIBOR + 3.250%)
13,814,478	5.780	05/28/24	11,949,523
Intelsat Jackson Holdings Ltd. (B/B1) (6M LIBOR + 6.250%)
3,375,000	6.625	01/02/24	3,386,239
Intelsat Jackson Holdings SA (B/B1) (1M LIBOR + 4.500%)
5,000,000	6.904	01/02/24	5,009,800
SBA Senior Finance II LLC (BB+/B1) (1M LIBOR + 2.000%)
10,223,449	4.410	04/11/25	10,087,478
Sprint Communications, Inc. (BB-/Ba2) (1M LIBOR + 2.500%)
3,084,224	4.938	02/02/24	3,034,105

			33,467,145

Wirelines Telecommunications(b) – 3.0%
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR + 2.750%)
12,436,869	5.152	01/31/25	12,132,912
Cincinnati Bell, Inc. (BB-/Ba3) (1M LIBOR + 3.250%)
7,733,664	5.652	10/02/24	7,674,038
Consolidated Communications, Inc. (B+/Ba3) (1M LIBOR + 3.000%)
11,557,710	5.410	10/04/23	11,035,764
Frontier Communications Corp. (B-/B2) (1M LIBOR + 3.750%)
10,170,277	6.160	06/15/24	9,958,430
GTT Communications, Inc. (B-/B2) (1M LIBOR + 2.750%)
10,048,382	5.150	05/31/25	8,980,741
Level 3 Financing, Inc. (BBB-/Ba1) (1M LIBOR + 2.250%)
4,000,000	4.652	02/22/24	3,966,000
Windstream Corp. (NR/WR) (3M LIBOR + 4.000%)
3,597,226	8.500	03/29/21	3,694,854

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Wirelines Telecommunications(b) – (continued)
Zacapa LLC (B-/B2) (3M LIBOR + 5.000%)
$7,559,479	7.330%	07/02/25	$ 7,591,003

			65,033,742

TOTAL BANK LOANS (Cost $2,084,741,304)			$2,037,812,667

Corporate Obligations – 1.9%
Aerospace & Defense(e)(f) – 0.1%
Bombardier, Inc. (B-/Caa1)
$2,450,000	7.875%	04/15/27	$ 2,453,063

Commercial Services – 0.6%
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)(f)
4,600,000	5.250	04/15/24	4,680,500
United Rentals North America, Inc. (BB-/Ba3)(e)
7,000,000	5.875	09/15/26	7,455,000

			12,135,500

Consumer Cyclical Services - Business(c) – 0.0%
Escrow Ambassadors Group, Inc. (NR/NR)
9,986,469	13.000	04/15/20	—

Healthcare Providers & Services(e)(f) – 0.2%
CHS/Community Health Systems, Inc. (B-/Caa1)
3,750,000	8.000	03/15/26	3,604,687

Media(e) – 0.2%
iHeartCommunications, Inc. (BB-/B1)
1,393,436	6.375	05/01/26	1,478,784
iHeartCommunications, Inc. (B-/Caa1)
2,525,604	8.375	05/01/27	2,645,570

			4,124,354

Oil Field Services(e) – 0.5%
Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)
8,850,000	8.125	05/01/25	8,982,750
Noble Holding International Ltd. (B/Caa2)
1,008,000	7.750	01/15/24	771,120
SM Energy Co. (BB-/B2)
2,400,000	6.750	09/15/26	2,244,000

			11,997,870

Telecommunication Services(e)(f) – 0.3%
Intelsat Jackson Holdings SA (B/B1)
6,500,000	8.000	02/15/24	6,776,250

TOTAL CORPORATE OBLIGATIONS (Cost $42,129,814)			$ 41,091,724

Shares	Description	Value

Common Stocks(g) – 0.3%
Media – 0.3%
579,399	Clear Channel Outdoor Holdings, Inc. Class A	$ 2,734,763
246,396	iHeartMedia, Inc. Class A	3,757,539

TOTAL COMMON STOCKS (Cost $9,285,958)		$ 6,492,302

Units	Expiration Date	Value

Warrant(g) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(c)
162,749		$ 8,137
True Religion Warrant (NR/NR)
2,145	10/27/22	—
True Religion Warrant 2 (NR/NR)
8,103	10/27/22	—

TOTAL WARRANT (Cost $0)		$ 8,137

Shares	Description	Value

Exchange Traded Funds – 2.7%
343,342	Eaton Vance Floating-Rate Income Trust (NR/NR)	$ 4,628,250
351,021	Eaton Vance Senior Floating-Rate Trust (NR/NR)	4,594,865
905,000	Invesco Senior Loan ETF (NR/NR)	20,507,300
81,000	iShares iBoxx High Yield Corporate Bond ETF (NR/NR)	7,061,580
479,789	Nuveen Floating Rate Income Fund (NR/NR)	4,725,922
478,796	Nuveen Floating Rate Income Opportunity Fund (NR/NR)	4,663,473
265,000	SPDR Blackstone/GSO Senior Loan ETF (NR/NR)	12,248,300

TOTAL EXCHANGE TRADED FUNDS (Cost $57,764,814)		$ 58,429,690

Shares	Dividend Rate	Value

Investment Company(h) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,147,372	2.308%	$ 14,147,372
(Cost $14,147,372)

TOTAL INVESTMENTS – 98.2% (Cost $2,208,069,262)		$2,157,981,892

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		40,077,820

NET ASSETS – 100.0%		$2,198,059,712

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security is currently in default and/or non-income producing.

(h)	Represents an affiliated fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2019, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Mavis Tire Express Services Corp. (B/B1)03/20/2025, due 03/20/25	$1,261,699	$1,234,888	$(25,951)

TOTAL			$(25,951)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	42,530,890	EUR	37,785,991	07/10/19	$(472,282)

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	17	09/30/19	$2,008,656	$29,125
Short position contracts:
10 Year U.S. Treasury Notes	(195)	09/19/19	(24,953,906)	(440,585)

TOTAL FUTURES CONTRACTS				$(411,460)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 92.9%
Aerospace & Defense – 2.6%
Lockheed Martin Corp.
$850,000	4.070%		12/15/42	$ 938,256
125,000	4.700	(a)	05/15/46	151,484
Northrop Grumman Corp.
800,000	2.930	(a)	01/15/25	815,760
1,925,000	3.250	(a)	01/15/28	1,975,781
1,175,000	4.750		06/01/43	1,361,331
450,000	4.030	(a)	10/15/47	479,169
The Boeing Co.(a)
800,000	3.450		11/01/28	843,144
500,000	3.550		03/01/38	504,445
400,000	3.625		03/01/48	399,756
United Technologies Corp.
2,675,000	3.950	(a)	08/16/25	2,880,868
1,875,000	4.125	(a)	11/16/28	2,057,737
370,000	5.700		04/15/40	471,343
250,000	4.050	(a)	05/04/47	266,903

				13,145,977

Agriculture – 1.0%
Altria Group, Inc.(a)
1,325,000	3.800		02/14/24	1,381,524
1,100,000	4.400		02/14/26	1,175,790
BAT Capital Corp.(a)
620,000	3.222		08/15/24	624,780
200,000	3.557		08/15/27	199,080
25,000	4.540		08/15/47	23,218
Reynolds American, Inc.
700,000	4.850		09/15/23	752,388
525,000	5.850	(a)	08/15/45	564,223

				4,721,003

Automotive – 1.0%
Ford Motor Credit Co. LLC
1,075,000	5.875		08/02/21	1,133,093
700,000	3.815	(a)	11/02/27	669,403

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
General Motors Financial Co., Inc.
$1,600,000	4.375%		09/25/21	$ 1,651,200
1,425,000	5.650	(a)	01/17/29	1,565,405

				5,019,101

Banks – 19.7%
AIB Group PLC(b)
1,975,000	4.750		10/12/23	2,073,284
Banco Santander SA
1,000,000	4.250		04/11/27	1,050,370
1,000,000	3.306		06/27/29	1,006,530
Bank of America Corp.
(3M USD LIBOR + 0.930%)
5,050,000	2.816	(a)(c)	07/21/23	5,097,369
1,023,000	4.000		04/01/24	1,090,866
4,850,000	4.200		08/26/24	5,151,815
(3M USD LIBOR + 1.040%)
4,963,000	3.419	(a)(c)	12/20/28	5,112,188
(3M USD LIBOR + 1.070%)
1,150,000	3.970	(a)(c)	03/05/29	1,227,015
(3M USD LIBOR + 1.310%)
1,725,000	4.271	(a)(c)	07/23/29	1,881,026
(3M USD LIBOR + 1.210%)
400,000	3.974	(a)(c)	02/07/30	428,020
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
2,075,000	4.610		02/15/23	2,146,816
BNP Paribas SA(b)
7,725,000	3.500		03/01/23	7,932,725
775,000	3.375		01/09/25	787,795
BPCE SA(b)
2,300,000	5.700		10/22/23	2,520,156
1,350,000	4.625		09/12/28	1,492,614
Citigroup, Inc.
2,325,000	2.700	(a)	10/27/22	2,341,763
1,800,000	3.875		03/26/25	1,876,338
575,000	3.400		05/01/26	595,085
800,000	4.450		09/29/27	861,080
1,200,000	4.750		05/18/46	1,355,772
Credit Agricole SA
2,350,000	4.375		03/17/25	2,466,748
Credit Suisse AG(b)
1,800,000	6.500		08/08/23	1,987,416
Credit Suisse Group AG(a)(b)
1,345,000	4.282		01/09/28	1,418,262
Credit Suisse Group Funding Guernsey Ltd.
884,000	4.550		04/17/26	961,041
HSBC Bank USA NA
300,000	7.000		01/15/39	421,731

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
$725,000	3.520%		05/18/24	$ 726,363
(3M USD LIBOR + 1.211%)
1,775,000	3.803		03/11/25	1,846,941
ING Groep NV
1,300,000	3.550		04/09/24	1,342,822
JPMorgan Chase & Co.
6,300,000	3.875		09/10/24	6,616,953
(3M USD LIBOR + 3.800%)
1,575,000	5.300	(a)(c)	09/10/24	1,592,026
(3M USD LIBOR + 1.000%)
1,550,000	4.023	(a)(c)	12/05/24	1,645,495
1,000,000	3.200	(a)	06/15/26	1,030,020
(3M USD LIBOR + 1.245%)
1,300,000	3.960	(a)(c)	01/29/27	1,389,921
1,628,000	3.625	(a)	12/01/27	1,679,331
(3M USD LIBOR + 1.330%)
75,000	4.452	(a)(c)	12/05/29	83,352
(3M USD LIBOR + 1.360%)
600,000	3.882	(a)(c)	07/24/38	627,438
Morgan Stanley, Inc.
1,300,000	4.875		11/01/22	1,390,688
3,225,000	3.700		10/23/24	3,401,440
3,550,000	4.000		07/23/25	3,803,044
(3M USD LIBOR + 1.628%)
3,150,000	4.431	(a)(c)	01/23/30	3,481,348
(3M USD LIBOR + 1.455%)
800,000	3.971	(a)(c)	07/22/38	832,920
500,000	4.300		01/27/45	546,650
Royal Bank of Scotland Group PLC
(3M USD LIBOR + 1.480%)
1,008,000	3.498	(a)(c)	05/15/23	1,017,979
700,000	6.100		06/10/23	757,396
2,001,000	3.875		09/12/23	2,053,426
(3M USD LIBOR + 1.550%)
1,475,000	4.519	(a)(c)	06/25/24	1,535,962
(3M USD LIBOR + 1.762%)
700,000	4.269	(a)(c)	03/22/25	723,569
Santander Holdings USA, Inc.(a)
750,000	4.500		07/17/25	796,898
Santander UK PLC
1,475,000	2.875		06/18/24	1,481,726
Wells Fargo & Co.
1,325,000	3.000		02/19/25	1,347,406
850,000	3.900		05/01/45	910,766
Wells Fargo Bank NA
799,000	5.950		08/26/36	1,015,106

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Westpac Banking Corp.(a)(c) (5 Year USD ICE Swap + 2.236%)
$625,000	4.322%		11/23/31	$ 646,088

				97,606,899

Beverages – 7.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
2,350,000	4.700		02/01/36	2,583,590
2,175,000	4.900		02/01/46	2,417,926
Anheuser-Busch InBev Finance, Inc.(a)
1,585,000	3.300		02/01/23	1,635,054
Anheuser-Busch InBev Worldwide, Inc.
4,775,000	4.150	(a)	01/23/25	5,168,651
2,000,000	4.750	(a)	01/23/29	2,266,560
325,000	4.950		01/15/42	360,682
550,000	4.600	(a)	04/15/48	588,379
1,825,000	5.550	(a)	01/23/49	2,228,416
Bacardi Ltd.(a)(b)
1,225,000	5.300		05/15/48	1,288,663
Constellation Brands, Inc.(a)
2,025,000	3.200		02/15/23	2,069,064
4,550,000	4.400		11/15/25	4,977,154
350,000	3.700		12/06/26	366,590
500,000	3.600		02/15/28	515,645
600,000	4.500		05/09/47	626,214
Keurig Dr Pepper, Inc.(a)
5,450,000	4.057		05/25/23	5,721,519
1,200,000	4.597		05/25/28	1,314,072
500,000	4.500		11/15/45	504,775

				34,632,954

Biotechnology(a) – 1.8%
Amgen, Inc.
800,000	4.400		05/01/45	848,504
Celgene Corp.
1,575,000	3.875		08/15/25	1,682,604
3,525,000	3.900		02/20/28	3,785,815
1,100,000	4.550		02/20/48	1,253,483

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(a) – (continued)
Gilead Sciences, Inc.
$750,000	4.000%	09/01/36	$ 790,080
375,000	4.800	04/01/44	425,306

			8,785,792

Chemicals – 2.0%
Celanese US Holdings LLC(a)
600,000	3.500	05/08/24	615,612
CNAC HK Finbridge Co. Ltd.
200,000	4.625	03/14/23	209,154
DuPont de Nemours, Inc.(a)
1,175,000	4.493	11/15/25	1,299,726
925,000	4.725	11/15/28	1,044,362
75,000	5.419	11/15/48	91,091
Huntsman International LLC(a)
1,000,000	4.500	05/01/29	1,029,767
Sasol Financing International Ltd.
200,000	4.500	11/14/22	206,000
SASOL Financing USA LLC(a)
200,000	5.875	03/27/24	215,813
Syngenta Finance NV(b)
1,905,000	3.698	04/24/20	1,918,468
970,000	3.933	04/23/21	986,199
The Sherwin-Williams Co.(a)
2,050,000	3.125	06/01/24	2,087,925
475,000	4.000	12/15/42	460,284

			10,164,401

Commercial Services(a) – 0.2%
IHS Markit Ltd.
900,000	3.625	05/01/24	925,920

Computers – 2.5%
Apple, Inc.
1,652,000	3.850	05/04/43	1,753,532
Dell International LLC/EMC Corp.(a)(b)
2,350,000	5.450	06/15/23	2,531,725
1,375,000	6.020	06/15/26	1,513,586
175,000	8.350	07/15/46	220,670
Hewlett Packard Enterprise Co.(a)
5,399,000	4.900	10/15/25	5,921,785
355,000	6.350	10/15/45	392,577

			12,333,875

Diversified Financial Services – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
900,000	4.625	10/30/20	923,724

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust – (continued)
$950,000	4.875	%(a)	01/16/24	$ 1,018,010
Air Lease Corp.(a)
2,000,000	3.750		06/01/26	2,049,180
GE Capital International Funding Co.
1,750,000	3.373		11/15/25	1,771,630
1,175,000	4.418		11/15/35	1,161,570
Huarong Finance 2019 Co. Ltd.
200,000	3.750		05/29/24	201,313
Huarong Finance II Co. Ltd.
200,000	5.500		01/16/25	218,500

				7,343,927

Electrical – 4.6%
Arizona Public Service Co.(a)
675,000	3.750		05/15/46	674,946
Berkshire Hathaway Energy Co.
725,000	3.250	(a)	04/15/28	746,359
1,767,000	6.125		04/01/36	2,361,224
CMS Energy Corp.(a)
500,000	4.875		03/01/44	579,905
Consumers Energy Co.(a)
325,000	4.350		04/15/49	375,778
Dominion Energy, Inc.(a)
1,450,000	2.000		08/15/21	1,436,051
1,225,000	3.900		10/01/25	1,304,343
Duke Energy Corp.(a)
400,000	4.800		12/15/45	449,648
Entergy Corp.(a)
875,000	2.950		09/01/26	874,711
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,151,809
400,000	4.450		04/15/46	427,576
Florida Power & Light Co.(a)
625,000	3.950		03/01/48	683,397
NRG Energy, Inc.(a)(b)
1,035,000	4.450		06/15/29	1,077,062
PPL WEM Ltd./Western Power Distribution Ltd.(a)(b)
300,000	5.375		05/01/21	310,422
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,347,460
Public Service Electric & Gas Co.(a)
1,525,000	3.950		05/01/42	1,632,192
Puget Sound Energy, Inc.(a)
325,000	4.223		06/15/48	361,754
Sempra Energy(a)
570,000	3.400		02/01/28	568,222
1,125,000	3.800		02/01/38	1,087,470
Southern California Edison Co.(a)
500,000	4.200		03/01/29	531,240

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Southern California Edison Co.(a) – (continued)
$275,000	4.050%		03/15/42	$ 270,677
805,000	4.125		03/01/48	814,217
625,000	4.875		03/01/49	698,175
The Southern Co.(a)
1,800,000	3.250		07/01/26	1,826,388
Vistra Operations Co. LLC(a)(b)
1,450,000	4.300		07/15/29	1,471,011

				23,062,037

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	231,737
200,000	5.500		07/31/47	198,937
220,000	5.500	(b)	07/31/47	218,831

				649,505

Environmental(a) – 0.3%
Waste Management, Inc.
1,300,000	3.200		06/15/26	1,352,221

Food & Drug Retailing – 0.8%
Grupo Bimbo SAB de CV(a)
1,070,000	4.700		11/10/47	1,095,643
Kraft Heinz Foods Co.(a)
600,000	3.000		06/01/26	583,842
Mars, Inc.(a)(b)
525,000	3.200		04/01/30	544,656
Smithfield Foods, Inc.(b)
925,000	2.700		01/31/20	922,169
850,000	5.200	(a)	04/01/29	924,222

				4,070,532

Gas(a) – 0.7%
NiSource, Inc.
825,000	3.650		06/15/23	853,809
2,550,000	3.490		05/15/27	2,635,502

				3,489,311

Hand/Machine Tools(a) – 0.1%
Snap-on, Inc.
550,000	4.100		03/01/48	595,650

Healthcare Providers & Services – 2.2%
Becton Dickinson & Co.(a)
7,950,000	2.894		06/06/22	8,054,224
1,300,000	3.363		06/06/24	1,340,274

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
CommonSpirit Health
$150,000	4.350%		11/01/42	$ 150,657
UnitedHealth Group, Inc.
1,125,000	4.625		07/15/35	1,291,849

				10,837,004

Insurance – 2.4%
AIA Group Ltd.(a)(b)
775,000	3.200		03/11/25	792,360
American International Group, Inc.
1,000,000	4.125		02/15/24	1,058,110
750,000	3.900	(a)	04/01/26	784,380
325,000	4.200	(a)	04/01/28	346,479
700,000	6.250		05/01/36	867,349
350,000	4.500	(a)	07/16/44	368,911
225,000	4.800	(a)	07/10/45	247,244
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	429,636
323,000	5.031		12/15/46	381,918
Arch Capital Group Ltd.
845,000	7.350		05/01/34	1,192,464
Great-West Lifeco Finance 2018 LP(a)(b)
425,000	4.047		05/17/28	466,284
MetLife, Inc.
400,000	4.050		03/01/45	428,304
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	1,041,861
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	260,144
The Northwestern Mutual Life Insurance Co.(a)(b)
800,000	3.850		09/30/47	823,968
Voya Financial, Inc.
1,275,000	3.650		06/15/26	1,314,818
XLIT Ltd.
998,000	4.450		03/31/25	1,074,247

				11,878,477

Internet(a) – 1.5%
Amazon.com, Inc.
4,700,000	3.875		08/22/37	5,175,311
900,000	4.950		12/05/44	1,132,065
eBay, Inc.
1,400,000	4.000		07/15/42	1,299,452

				7,606,828

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
$3,225,000	4.464%		07/23/22	$ 3,385,927
7,350,000	4.500		02/01/24	7,823,781
275,000	6.484		10/23/45	326,675
Comcast Corp.
2,000,000	3.950	(a)	10/15/25	2,159,540
638,000	3.300	(a)	02/01/27	663,188
1,525,000	4.150	(a)	10/15/28	1,679,528
2,275,000	4.250	(a)	10/15/30	2,535,010
250,000	6.400		03/01/40	338,483
525,000	3.400	(a)	07/15/46	501,685
500,000	4.700	(a)	10/15/48	585,390
263,000	3.999	(a)	11/01/49	276,421
The Walt Disney Co.(b)
650,000	6.150		03/01/37	881,920
700,000	6.150		02/15/41	970,753
Time Warner Cable LLC(a)
500,000	5.875		11/15/40	541,960
Viacom, Inc.(a)
450,000	5.850		09/01/43	529,133

				23,199,394

Mining(b) – 0.6%
Glencore Finance Canada Ltd.
800,000	4.950		11/15/21	839,752
825,000	4.250		10/25/22	862,942
Glencore Funding LLC
1,050,000	4.125	(a)	03/12/24	1,087,117
206,000	4.625		04/29/24	217,948

				3,007,759

Miscellaneous Manufacturing – 1.0%
General Electric Co.
175,000	2.700		10/09/22	174,689
550,000	3.100		01/09/23	554,664
600,000	3.450	(a)	05/15/24	613,032
269,000	5.875		01/14/38	304,266

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
Parker-Hannifin Corp.(a)
$2,775,000	3.250%		06/14/29	$ 2,876,537
270,000	4.000		06/14/49	284,369

				4,807,557

Oil Field Services – 6.3%
Anadarko Petroleum Corp.
1,700,000	4.850	(a)	03/15/21	1,759,347
1,425,000	5.550	(a)	03/15/26	1,600,802
1,420,000	6.450		09/15/36	1,744,995
375,000	6.600	(a)	03/15/46	487,601
BP Capital Markets America, Inc.(a)
1,475,000	3.224		04/14/24	1,526,227
675,000	3.410		02/11/26	708,048
950,000	3.119		05/04/26	971,508
675,000	4.234		11/06/28	749,412
Cenovus Energy, Inc.(a)
650,000	4.250		04/15/27	671,996
Continental Resources, Inc.(a)
2,275,000	4.500		04/15/23	2,391,480
Devon Energy Corp.(a)
1,320,000	3.250		05/15/22	1,361,237
2,517,000	5.850		12/15/25	2,998,905
Diamondback Energy, Inc.(a)
1,300,000	4.750		11/01/24	1,332,500
700,000	4.750	(b)	11/01/24	717,500
Gazprom OAO Via Gaz Capital SA
200,000	5.150	(b)	02/11/26	213,188
70,000	8.625	(d)	04/28/34	95,419
110,000	7.288		08/16/37	138,875
Halliburton Co.(a)
425,000	3.800		11/15/25	445,710
Lukoil International Finance B.V.
1,030,000	4.563		04/24/23	1,068,863
Marathon Oil Corp.(a)
1,100,000	4.400		07/15/27	1,166,990
Marathon Petroleum Corp.(a)
725,000	3.625		09/15/24	750,846
1,920,000	3.800		04/01/28	1,953,965
Newfield Exploration Co.
1,750,000	5.625		07/01/24	1,933,750
Petroleos Mexicanos
422,000	6.375		02/04/21	433,500

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos Mexicanos – (continued)
EUR	1,370,000	5.125%	03/15/23	$ 1,638,640
	$70,000	6.625	06/15/35	64,488
	126,000	6.375	01/23/45	107,789
	320,000	6.750	09/21/47	283,860
	1,014,000	6.350	02/12/48	867,730
Reliance Industries Ltd.(b)
	250,000	3.667	11/30/27	252,109
Suncor Energy, Inc.(a)
	900,000	3.600	12/01/24	938,484

				31,375,764

Pharmaceuticals – 3.6%
AbbVie, Inc.(a)
	1,150,000	3.750	11/14/23	1,199,163
Bayer US Finance II LLC(a)(b)
	1,100,000	3.875	12/15/23	1,139,974
	1,475,000	3.375	07/15/24	1,488,555
	349,000	4.700	07/15/64	315,531
Cigna Corp.(a)(b)
	7,125,000	3.750	07/15/23	7,414,916
	275,000	4.900	12/15/48	299,874
CVS Health Corp.(a)
	2,000,000	3.375	08/12/24	2,045,460
	375,000	3.875	07/20/25	391,391
	1,770,000	5.125	07/20/45	1,884,024
Elanco Animal Health, Inc.
	1,125,000	3.912	08/27/21	1,149,065
Teva Pharmaceutical Finance Netherlands III B.V.
	660,000	2.200	07/21/21	624,525

				17,952,478

Pipelines – 7.8%
Abu Dhabi Crude Oil Pipeline LLC(b)
	490,000	4.600	11/02/47	538,388
Energy Transfer Operating LP(a)
	650,000	4.650	06/01/21	674,076
	1,540,000	5.200	02/01/22	1,624,561
	1,900,000	4.200	04/15/27	1,974,860
	456,000	5.150	03/15/45	465,658
	450,000	6.250	04/15/49	532,337

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC(a)
$575,000	4.800%		02/01/49	$ 639,940
(3M USD LIBOR + 2.778%)
4,420,000	5.298	(c)	06/01/67	4,066,356
EQM Midstream Partners LP(a)
4,464,000	4.750		07/15/23	4,628,007
425,000	5.500		07/15/28	447,236
Kinder Morgan Energy Partners LP(a)
1,500,000	3.950		09/01/22	1,560,990
700,000	5.400		09/01/44	780,731
MPLX LP(a)
700,000	4.500		04/15/38	706,286
400,000	4.700		04/15/48	406,564
520,000	5.500		02/15/49	587,954
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	409,696
1,375,000	3.850		10/15/23	1,419,096
1,819,000	4.650		10/15/25	1,938,526
1,200,000	4.500		12/15/26	1,276,428
280,000	5.150		06/01/42	278,673
Sabine Pass Liquefaction LLC(a)
1,875,000	6.250		03/15/22	2,033,850
4,525,000	5.625		03/01/25	5,068,000
475,000	5.000		03/15/27	520,804
Sunoco Logistics Partners Operations LP(a)
550,000	5.950		12/01/25	625,427
150,000	5.400		10/01/47	159,177
The Williams Cos., Inc.
3,630,000	3.600	(a)	03/15/22	3,723,436
150,000	6.300		04/15/40	181,394
Valero Energy Partners LP(a)
875,000	4.375		12/15/26	934,964
Western Midstream Operating LP(a)
600,000	5.450		04/01/44	564,402
175,000	5.300		03/01/48	162,386

				38,930,203

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – 3.7%
Alexandria Real Estate Equities, Inc.(a)
$500,000	3.800%		04/15/26	$ 524,465
American Campus Communities Operating Partnership LP(a)
1,600,000	4.125		07/01/24	1,688,976
American Homes 4 Rent LP(a)
1,851,000	4.900		02/15/29	2,013,629
American Tower Corp.
1,550,000	5.000		02/15/24	1,705,201
1,400,000	3.375	(a)	05/15/24	1,438,430
Camden Property Trust(a)
1,338,000	4.100		10/15/28	1,458,206
700,000	3.150		07/01/29	711,620
Crown Castle International Corp.(a)
275,000	4.300		02/15/29	296,942
Kilroy Realty LP(a)
575,000	4.750		12/15/28	637,514
National Retail Properties, Inc.(a)
700,000	3.600		12/15/26	718,389
Office Properties Income Trust(a)
1,125,000	3.600		02/01/20	1,127,610
Public Storage(a)
850,000	3.385		05/01/29	887,094
Spirit Realty LP(a)
925,000	4.000		07/15/29	933,464
VEREIT Operating Partnership LP(a)
1,050,000	4.625		11/01/25	1,128,425
1,225,000	4.875		06/01/26	1,325,510
1,000,000	3.950		08/15/27	1,029,980
WP Carey, Inc.(a)
700,000	3.850		07/15/29	708,463

				18,333,918

Retailing – 0.8%
Lowe’s Cos., Inc.(a)
1,175,000	3.650		04/05/29	1,226,313
Starbucks Corp.(a)
400,000	3.800		08/15/25	426,660
The Home Depot, Inc.
400,000	5.875		12/16/36	531,164
500,000	4.875	(a)	02/15/44	606,955
500,000	4.400	(a)	03/15/45	573,250
Walmart, Inc.(a)
475,000	4.050		06/29/48	542,977

				3,907,319

Semiconductors – 2.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,775,000	3.625		01/15/24	1,793,567

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.(a) – (continued)
$600,000	3.125%		01/15/25	$ 585,750
4,725,000	3.875		01/15/27	4,630,783
Broadcom, Inc.(a)(b)
2,475,000	3.625		10/15/24	2,487,028
2,075,000	4.250		04/15/26	2,099,879
Microchip Technology, Inc.
775,000	3.922		06/01/21	789,330
NXP B.V./NXP Funding LLC(b)
850,000	3.875		09/01/22	873,877
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
1,050,000	3.875		06/18/26	1,077,405

				14,337,619

Software(a) – 1.3%
Fidelity National Information Services, Inc.
700,000	3.750		05/21/29	742,644
Fiserv, Inc.
1,600,000	3.200		07/01/26	1,635,648
475,000	3.500		07/01/29	488,006
1,325,000	4.400		07/01/49	1,387,739
Oracle Corp.
1,400,000	4.300		07/08/34	1,590,960
575,000	3.800		11/15/37	606,895

				6,451,892

Telecommunication Services – 7.4%
AT&T, Inc.
442,000	4.000		01/15/22	458,858
5,822,000	3.600	(a)	02/17/23	6,042,770
4,400,000	3.800	(a)	03/01/24	4,623,608
3,700,000	4.450	(a)	04/01/24	3,983,901
1,475,000	4.350	(a)	03/01/29	1,581,731
175,000	4.900	(a)	08/15/37	188,914
1,125,000	4.850	(a)	03/01/39	1,208,948
300,000	6.000	(a)	08/15/40	356,601
125,000	4.300	(a)	12/15/42	123,401
378,000	4.350	(a)	06/15/45	376,325
275,000	4.850	(a)	07/15/45	292,936
500,000	4.750	(a)	05/15/46	525,870

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Deutsche Telekom International Finance B.V.(a)(b)
$575,000	4.375%		06/21/28	$ 625,226
Telefonica Emisiones SA(a)
375,000	5.520		03/01/49	434,104
Verizon Communications, Inc.
2,125,000	3.376		02/15/25	2,217,225
650,000	2.625		08/15/26	645,769
4,056,000	4.329		09/21/28	4,486,220
750,000	3.875	(a)	02/08/29	803,805
2,551,000	4.016	(a)(b)	12/03/29	2,764,901
325,000	4.272		01/15/36	351,728
375,000	5.250		03/16/37	449,205
295,000	4.125		08/15/46	309,408
400,000	4.862		08/21/46	465,028
596,000	5.012		04/15/49	708,203
Vodafone Group PLC
1,850,000	3.750		01/16/24	1,934,489
525,000	4.375		05/30/28	566,459

				36,525,633

Transportation – 0.6%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	568,790
1,525,000	5.750	(a)	05/01/40	1,994,685
Norfolk Southern Corp.(a)
200,000	4.650		01/15/46	228,386

				2,791,861

Trucking & Leasing(a)(b) – 0.2%
Avolon Holdings Funding Ltd.
750,000	3.950		07/01/24	768,000

TOTAL CORPORATE OBLIGATIONS (Cost $439,645,902)				$460,610,811

Foreign Debt Obligations – 4.3%
Sovereign – 4.3%
Abu Dhabi Government International Bond
$1,680,000	4.125%		10/11/47	$ 1,839,600
Perusahaan Penerbit SBSN Indonesia III
2,970,000	4.550		03/29/26	3,170,475
Republic of Chile(a)
200,000	3.500		01/25/50	203,600

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Colombia(a)
	$1,221,000	4.000%		02/26/24	$ 1,278,997
	350,000	4.500		03/15/29	383,031
	200,000	5.200		05/15/49	227,375
Republic of Indonesia
	200,000	3.700	(b)	01/08/22	204,500
	387,000	5.875		01/15/24	434,166
	630,000	4.125		01/15/25	663,469
EUR	510,000	3.375		07/30/25	653,861
	$350,000	4.350	(b)	01/08/27	373,625
EUR	400,000	3.750		06/14/28	542,113
	$470,000	6.750		01/15/44	643,019
Republic of Kuwait
	6,180,000	3.500		03/20/27	6,573,975
Republic of Qatar(b)
	1,800,000	5.103		04/23/48	2,144,812
United Mexican States
EUR	1,770,000	1.625		04/08/26	2,062,355

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $19,526,243)					$ 21,398,973

Municipal Debt Obligations – 0.9%
California(a) – 0.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 683,933

Illinois – 0.7%
Illinois State GO Bonds Build America Series 2010(a)
	1,625,000	6.630		02/01/35	1,874,324
Illinois State GO Bonds Taxable-Pension Series 2003
	1,360,000	5.100		06/01/33	1,432,189

					3,306,513

New Jersey(a) – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
	350,000	7.414		01/01/40	541,432

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,797,059)					$ 4,531,878

TOTAL INVESTMENTS – 98.1% (Cost $462,969,204)					$486,541,662

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%					9,273,459

NET ASSETS – 100.0%					$495,815,121

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2019.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
GO	— General Obligation
ICE	— Inter Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

BoA Securities LLC	USD 4,768,636	EUR 4,233,613	07/10/19	$(49,520)

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	29	12/16/19	$7,111,525	$39,390
Ultra Long U.S. Treasury Bonds	189	09/19/19	33,559,313	1,105,146
2 Year U.S. Treasury Notes	162	09/30/19	34,859,109	112,078
10 Year U.S. Treasury Notes	31	09/19/19	3,967,031	6,408
20 Year U.S. Treasury Bonds	13	09/19/19	2,022,719	45,670

Total				$1,308,692

Short position contracts:
Eurodollars	(5)	03/16/20	(1,228,625)	(7,886)
Eurodollars	(19)	06/15/20	(4,673,050)	(32,068)
Eurodollars	(1)	12/14/20	(246,113)	(1,361)
Ultra 10 Year U.S. Treasury Notes	(89)	09/19/19	(12,293,125)	(184,238)
5 Year U.S. Treasury Notes	(240)	09/30/19	(28,357,500)	(214,365)

Total				$(439,918)

TOTAL FUTURES CONTRACTS				$868,774

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.390%	3M LIBOR	11/30/23	$1,900	$6,112	$4,737	$1,375

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
United Mexican States, 4.150%, 03/28/27	(1.000)%	1.106%	06/20/24	$640	$(2,991)	$(9,428)	$6,437
Protection Sold:
Boeing Co., 8.750%, 08/15/21	1.000	0.408	06/20/24	1,750	49,994	37,773	12,221
CDX.NA.IG Index 31	1.000	0.475	12/20/23	23,525	536,136	351,638	184,498
CDX.NA.IG Index 32	1.000	0.545	06/20/24	48,075	1,046,609	773,247	273,362
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.564	06/20/24	1,150	24,221	17,084	7,137
Republic of Peru, 8.750%, 11/21/33	1.000	0.529	06/20/24	550	12,524	8,862	3,662
Republic of Colombia, 10.375%, 01/28/33	1.000	0.916	06/20/24	1,830	7,828	(10,207)	18,035
AT&T, Inc., 2.450%, 06/30/20	1.000	0.917	06/20/24	2,325	9,757	5,385	4,372
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.901	06/20/24	70	347	(158)	505

TOTAL					$1,684,425	$1,174,196	$510,229

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
BoA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 31	— CDX North America Investment Grade Index 31
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 73.1%
Argentina – 1.4%
Republic of Argentina (NR/NR)
	$355,000	4.500%		02/13/20	$ 304,013
Republic of Argentina (B/B2)
EUR	560,000	3.375		01/15/23	498,277
	1,110,000	5.000		01/15/27	920,998
	580,000	5.250		01/15/28	480,005
	60,000	3.380	(a)	12/31/38	38,868

					2,242,161

Brazil – 8.5%
Brazil Notas do Tesouro Nacional (BB-/Ba2)
BRL	26,285,000	10.000		01/01/21	7,223,500
	3,898,000	10.000		01/01/23	1,117,308
	15,222,000	10.000		01/01/25	4,477,526
	2,850,924	6.000		08/15/40	990,017

					13,808,351

Chile – 7.8%
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	705,000,000	4.500		02/28/21	1,073,513
Bonos de la Tesoreria de la Republica en pesos (NR/NR)(b)
	1,070,000,000	4.000		03/01/23	1,648,884
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
	1,260,000,000	5.000		03/01/35	2,197,846
Bonos de la Tesoreria de la Republica en Pesos (NR/A1)
	1,740,000,000	4.500		03/01/21	2,650,505
	1,825,000,000	4.500		03/01/26	2,915,557
Republic of Chile (A+/A1)
	1,504,000,000	5.500		08/05/20	2,282,329

					12,768,634

Colombia – 9.6%
Republic of Colombia (NR/NR)
COP	1,695,300,000	6.250		11/26/25	546,817
	1,244,107,965	3.300		03/17/27	406,121
	6,038,700,000	7.000		06/30/32	1,985,330
Republic of Colombia (NR/Baa2)(c)
	1,851,000,000	4.375		03/21/23	559,431

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Colombia – (continued)
Republic of Colombia (BBB/Baa2)
COP	12,248,000,000	11.000%	07/24/20	$ 4,070,178
	7,432,541,778	3.500	03/10/21	2,388,197
	12,602,300,000	7.000	05/04/22	4,134,974
	1,701,200,000	7.500	08/26/26	585,639
	2,660,100,000	6.000	04/28/28	829,254
	316,300,000	7.750	09/18/30	110,721

				15,616,662

Czech Republic – 3.5%
Czech Republic Government Bond (NR/NR)
CZK	4,420,000	2.400	09/17/25	208,551
	57,020,000	1.000	06/26/26	2,470,713
	37,030,000	0.250	02/10/27	1,513,237
	13,850,000	0.950	05/15/30	580,470
Czech Republic Government Bond (NR/A1)
	14,410,000	4.200	12/04/36	859,637

				5,632,608

Dominican Republic – 1.7%
Dominican Republic (NR/NR)
DOP	2,800,000	10.500	04/07/23	58,053
	5,400,000	11.500	05/10/24	117,376
	39,400,000	11.375	07/06/29	844,882
	49,900,000	12.000	03/05/32	1,111,197
Dominican Republic (BB-/Ba3)(b)
	12,300,000	8.900	02/15/23	240,371
	21,900,000	9.750	06/05/26	439,591

				2,811,470

Hungary – 2.0%
Hungary Government Bond (BBB/NR)
HUF	303,790,000	3.000	06/26/24	1,146,269
Hungary Government Bond (BBB/NR)
	580,950,000	3.000	10/27/27	2,166,226

				3,312,495

Indonesia – 0.8%
Republic of Indonesia (NR/Baa2)
IDR	20,000,000,000	7.000	05/15/27	1,393,028

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Peru – 3.7%
Republic of Peru (NR/NR)
PEN	1,125,000	5.400	%(b)	08/12/34	$ 345,724
	1,484,000	6.714		02/12/55	529,580
Republic of Peru (NR/A3)(b)
	13,940,000	6.150		08/12/32	4,636,777
Republic of Peru (A-/A3)
	41,000	6.950		08/12/31	14,566
	1,206,000	6.900		08/12/37	427,422

					5,954,069

Poland – 5.0%
Republic of Poland (A/NR)
PLN	5,610,000	2.750		10/25/29	1,550,392
Republic of Poland (A/A2)
	3,510,000	4.000		10/25/23	1,019,904
	20,260,000	2.500		07/25/27	5,495,294

					8,065,590

Russia – 5.8%
Russian Federation Bond (NR/NR)
RUB	63,610,000	6.500		02/28/24	978,550
	152,610,000	7.950		10/07/26	2,501,345
	329,850,000	6.900		05/23/29	5,075,683
Russian Federation Bond (NR/NR)
	52,390,000	7.250		05/10/34	816,260

					9,371,838

South Africa – 8.5%
Republic of South Africa (BB+/Baa3)
ZAR	2,770,000	8.000		01/31/30	185,698
	10,570,000	7.000		02/28/31	642,475
	15,716,000	8.250		03/31/32	1,038,531
	60,040,000	8.875		02/28/35	4,062,728
	77,050,000	8.500		01/31/37	4,986,933
	22,620,000	9.000		01/31/40	1,511,044
	2,790,000	6.500		02/28/41	141,421
	19,154,300	8.750		01/31/44	1,238,879

					13,807,709

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Thailand – 10.6%
Thailand Government Bond (NR/NR)
THB	85,000,000	2.000%	12/17/22	$ 2,776,063
	108,350,000	2.400	12/17/23	3,599,969
	24,710,000	3.300	06/17/38	902,250
Thailand Government Bond (NR/Baa1)
	34,820,000	2.125	12/17/26	1,139,775
	169,290,000	3.775	06/25/32	6,398,968
Thailand Government Bond (A-/Baa1)
	58,690,000	3.850	12/12/25	2,129,320
	6,550,000	3.650	06/20/31	244,227

				17,190,572

Turkey – 3.8%
Republic of Turkey (NR/NR)
TRY	23,770,000	12.200	01/18/23	3,569,297
	1,490,000	11.000	02/24/27	196,334
Republic of Turkey (NR/B1)
	$1,985,000	4.875	10/09/26	1,779,677
	610,000	6.000	03/25/27	580,834

				6,126,142

Uruguay – 0.4%
Republic of Uruguay (NR/NR)(b)
UYU	11,125,000	8.500	03/15/28	275,911
Republic of Uruguay (BBB/Baa2)
	12,231,755	4.375	12/15/28	365,840

				641,751

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $118,126,588)				$118,743,080

Corporate Obligations – 3.5%
Argentina(b) – 0.2%
Banco Macro SA (NR/B2)
ARS	21,350,000	17.500%	05/08/22	$ 301,182

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Peru(b)(c) – 0.9%
Banco de Credito del Peru (BBB+/Baa1)
PEN	4,800,000	4.850%		10/30/20	$ 1,467,201

South Africa(d) – 0.8%
Transnet SOC Ltd. (BB+/Baa3)
ZAR	17,000,000	10.000		03/30/29	1,232,980

United Kingdom – 0.9%
European Bank for Reconstruction & Development (NR/NR)
UAH	40,400,000	16.950		04/03/20	1,519,844

Venezuela(e) – 0.7%
Petroleos de Venezuela SA (NR/NR)
	$9,280,000	6.000		10/28/22	1,113,600

TOTAL CORPORATE OBLIGATIONS (Cost $9,309,492)					$ 5,634,807

Structured Notes – 11.3%
Singapore(b) – 1.3%
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	27,327,000,000	9.000%		03/19/29	$ 2,130,162

United Kingdom(b) – 3.6%
Arab Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)(f)(g)
EGP	15,275,000	0.000		11/21/19	855,839
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	52,836,000,000	8.750		05/17/31	4,062,510
	12,570,000,000	7.500		08/18/32	868,622

					5,786,971

United States – 6.4%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)(b)(g)
EGP	30,500,000	0.000		03/05/20	1,636,496
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000		07/25/24	1,589,376
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(b)
EGP	15,250,000	0.000	(g)	10/24/19	868,889
	15,250,000	0.000	(g)	12/05/19	851,707
IDR	15,558,000,000	7.000		05/17/27	1,083,636
	50,711,000,000	8.750		05/17/31	3,899,121
	6,568,000,000	7.500		08/19/32	453,867

					10,383,092

TOTAL STRUCTURED NOTES (Cost $19,785,690)					$ 18,300,225

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations(c) – 0.2%
Puerto Rico – 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1 (NR/NR)
$29,000	4.500%	07/01/34	$ 29,922
14,000	4.550	07/01/40	14,000
89,000	4.750	07/01/53	86,514
224,000	5.000	07/01/58	224,000

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $344,394)			$ 354,436

U.S. Treasury Obligation – 1.3%
United States Treasury Note
$2,200,000	1.750%	06/30/24	$ 2,198,179
(Cost $2,195,706)

TOTAL INVESTMENTS – 89.4% (Cost $149,761,870)			$145,230,727

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.6%			17,195,710

NET ASSETS – 100.0%			$162,426,437

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $1,232,980, which represents approximately 0.8% of the Fund’s net assets as of June 30, 2019.

(e)	Security is currently in default and/or non-income producing.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
NR	— Not Rated
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
RB	— Revenue Bond
SHIBOR	— Shanghai Interbank Offered Rate
SIBOR	— Singapore Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	25,968,830	USD	554,879	07/10/19	$46,586
	ARS	43,881,756	USD	929,698	07/12/19	83,379
	ARS	36,365,220	USD	741,013	07/31/19	74,912
	BRL	48,569,349	USD	12,562,749	07/02/19	83,379
	BRL	21,764,626	USD	5,640,681	08/02/19	10,046
	CLP	2,275,117,104	USD	3,298,530	07/05/19	59,151
	CLP	1,546,523,840	USD	2,229,981	07/23/19	53,109
	CNH	25,047,717	USD	3,630,434	09/18/19	13,390
	CZK	103,079,442	EUR	3,998,055	09/18/19	40,186
	EUR	1,684,877	USD	1,916,107	09/18/19	11,828
	HUF	122,641,967	USD	433,767	09/18/19	29
	IDR	63,613,521,481	USD	4,428,518	08/13/19	50,677
	INR	290,678,852	USD	4,170,516	07/15/19	36,606
	KRW	2,006,175,491	USD	1,724,553	07/22/19	9,731
	KRW	656,585,761	USD	557,598	08/05/19	10,325
	MXN	296,284,945	USD	15,221,175	09/18/19	11,186
	MYR	40,577,361	USD	9,645,201	07/24/19	175,969
	PHP	29,536,397	USD	563,156	07/31/19	12,720
	PLN	15,498,790	EUR	3,625,009	09/18/19	10,599
	PLN	20,012,757	USD	5,339,778	09/18/19	29,931
	RON	12,571,835	USD	3,009,560	09/18/19	11,839
	RUB	342,650,172	USD	5,241,253	07/30/19	156,905
	SGD	3,672,363	USD	2,708,348	09/18/19	9,164
	TRY	23,684,544	USD	3,799,144	09/18/19	121,287
	TWD	98,763,915	USD	3,162,851	08/05/19	31,581
	USD	1,240,311	COP	3,971,872,722	07/22/19	6,380
	USD	1,112,000	JPY	118,945,858	09/18/19	2,307
	USD	530,713	TRY	3,195,486	09/18/19	1,774
	ZAR	29,634,092	USD	2,022,268	09/18/19	60,792

TOTAL						$1,225,768

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	7,000,063	USD	1,827,457	07/02/19	$(4,832)
	CNH	2,994,814	USD	436,732	09/18/19	(1,061)
	COP	4,096,994,786	USD	1,280,591	07/22/19	(7,789)
	HUF	83,321,719	PLN	1,101,775	09/18/19	(905)
	HUF	1,134,222,652	USD	4,025,443	09/18/19	(13,597)
	IDR	2,579,813,400	USD	181,677	08/13/19	(26)
	KRW	1,515,803,181	USD	1,313,180	07/22/19	(2,811)
	MXN	108,715,267	USD	5,612,991	09/18/19	(23,811)
	PLN	1,870,999	USD	502,035	09/18/19	(19)
	RUB	131,945,310	USD	2,091,504	07/30/19	(12,820)
	SGD	458,446	USD	339,326	09/18/19	(81)
	TRY	6,808,646	USD	1,136,018	09/18/19	(9,003)
	TWD	39,239,680	USD	1,271,457	08/05/19	(2,283)
	USD	224,081	ARS	10,231,377	07/12/19	(12,126)
	USD	14,231,546	BRL	55,569,411	07/02/19	(237,206)
	USD	3,291,723	CLP	2,275,117,104	07/05/19	(65,959)
	USD	7,346,926	CLP	5,118,722,132	07/23/19	(209,698)
	USD	3,612,081	CNH	25,067,300	09/18/19	(34,592)
	USD	7,176,036	COP	23,397,466,342	07/22/19	(92,791)
	USD	534,215	EUR	468,162	09/18/19	(1,484)
	USD	811,471	IDR	11,533,437,323	08/13/19	(629)
	USD	646,879	INR	45,222,650	07/15/19	(7,648)
	USD	521,983	KRW	603,918,359	07/22/19	(88)
	USD	1,900,990	KRW	2,249,747,029	08/05/19	(44,961)
	USD	1,576,055	PEN	5,221,797	07/09/19	(9,205)
	USD	257,742	PEN	859,955	07/17/19	(3,227)
	USD	2,423,097	RUB	158,657,111	07/30/19	(76,409)
	USD	2,029,974	SGD	2,761,922	09/18/19	(13,820)
	USD	3,628,109	THB	112,939,482	09/18/19	(61,543)
	USD	222,932	TRY	1,390,700	09/18/19	(7,266)
	USD	2,484,566	TWD	78,184,825	08/05/19	(44,255)
	USD	1,980,777	ZAR	28,537,649	09/18/19	(25,212)

TOTAL						$(1,027,157)

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	1	12/14/20	$246,113	$1,031
Ultra Long U.S. Treasury Bonds	26	09/19/19	4,616,625	122,188
Ultra 10 Year U.S. Treasury Notes	62	09/19/19	8,563,750	192,991
2 Year U.S. Treasury Notes	15	09/30/19	3,227,695	3,235
10 Year U.S. Treasury Notes	44	09/19/19	5,630,625	23,297

Total				$342,742

Short position contracts:
Eurodollars	(48)	12/16/19	(11,770,800)	(109,950)
5 Year U.S. Treasury Notes	(30)	09/30/19	(3,544,687)	(9,430)
20 Year U.S. Treasury Bonds	(102)	09/19/19	(15,870,563)	(434,085)

Total				$(553,465)

TOTAL FUTURES CONTRACTS				$(210,723)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

Mexico IB TIIE 28D(a)	8.010%	Barclays Bank PLC	06/29/27	MXN	167,355	(b)	$141,073	$—	$141,073
6M Thai Reuters(c)	1.500	BoA Securities LLC	09/18/21	THB	72,240	(b)	(532)	192	(724)
6M Thai Reuters(c)	1.750	BoA Securities LLC	06/19/24		69,200		11,877	(2,227)	14,104
Columbia IBR Overnight IB(d)	4.750	Citibank NA	06/20/20	COP	11,205,350		25,749	6,140	19,609
6M Thai Reuters(c)	1.750	Citibank NA	06/19/21	THB	304,480		38,166	(4,047)	42,213
6M Thai Reuters(c)	1.500	Citibank NA	09/18/21		133,090	(b)	(982)	(3,405)	2,423
6M Thai Reuters(c)	2.000	Citibank NA	06/20/23		80,000		39,767	4,004	35,763
3M KLIBOR(d)	3.650	Citibank NA	02/27/24	MYR	15,020		46,501	—	46,501
6M Thai Reuters(c)	1.750	Citibank NA	06/19/24	THB	33,550		5,758	(614)	6,372
3M TELBOR(d)	1.750	Citibank NA	12/18/29	ILS	4,070	(b)	13,469	2,325	11,144
6M Thai Reuters(c)	1.750	Citibank NA	06/19/21		98,980		12,723	1,050	11,673
6M Thai Reuters(c)	1.750	CS International (London)	03/20/21	THB	151,070		15,506	765	14,741
6.055%(d)	Colombia IBR Overnight IB	CS International (London)	05/02/24	COP	3,635,890		(83,477)	—	(83,477)
6M Thai Reuters(c)	1.750	Deutsche Bank AG (London)	06/19/21	THB	87,770		11,002	—	11,002
3M TELBOR(d)	1.750(e)	Deutsche Bank AG (London)	12/18/29	ILS	4,660	(b)	15,423	645	14,778
6M Thai Reuters(c)	1.750	JPMorgan Securities, Inc.	06/19/21	THB	255,890		32,897	4,939	27,958
6M Thai Reuters(c)	1.750	MS & Co. Int. PLC	03/20/21		264,270		33,612	(243)	33,855
Mexico IB TIIE 28D(a)	5.630	MS & Co. Int. PLC	06/17/21	MXN	135,000		(251,185)	—	(251,185)
6M Thai Reuters(c)	1.750	MS & Co. Int. PLC	06/19/21	THB	87,700		12,059	532	11,527
3M KLIBOR(d)	3.693	MS & Co. Int. PLC	03/01/24	MYR	5,490		19,489	—	19,489
3M KLIBOR(d)	3.605	MS & Co. Int. PLC	03/06/24		30,010		78,738	—	78,738
3M KLIBOR(d)	3.330	MS & Co. Int. PLC	05/31/24		2,610		(981)	—	(981)

TOTAL							$216,652	$10,056	$206,596

(a)	Payments made monthly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.
(c)	Payments made semi-annually.
(d)	Payments made quarterly.
(e)	Payments made annually.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg(a)	7.250%	01/02/20	BRL	53,900		$154,100	$21,422	$132,678
8.360(b)	Mexico IB TIIE 28D	03/18/20	MXN	813,650		(42,515)	(54,298)	11,783
7.330(c)	3M JIBAR	03/21/20	ZAR	10		(3)	(1)	(2)
6M MIBOR(c)	4.750	06/20/20	COP	22,723,025		52,220	22,016	30,204
8.000(b)	1M BID Avg	01/04/21	BRL	5,440		(51,384)	(17,827)	(33,557)
3M KWCDC(c)	1.750	03/20/21	KRW	16,967,220		63,275	340	62,935
3.000(d)	3M LIBOR(c)	03/20/21		$21,140		(577,197)	(152,414)	(424,783)
6M MIBOR(c)	5.000	03/20/21	COP	28,910,210		147,801	3,191	144,610
6M MIBOR(d)	6.750	03/20/21	INR	608,600		201,4321	85,523	115,908
3M KWCDC(c)	1.750	06/19/21	KRW	63,764,460		290,036	67,750	222,286
Mexico IB TIIE 28D(b)	7.600	09/15/21	MXN	101,990	(e)	27,455	(1,396)	28,851
3M KWCDC(c)	1.250	09/18/21	KRW	8,062,700		(25,476)	(13,188)	(12,288)
6M PRIBOR(d)	2.200	09/18/21	CZK	325,040	(e)	87,312	37,438	49,874
1.500(d)	3M LIBOR(f)	09/18/21		$3,190	(e)	13,200	9,988	3,212
6M CLICP(d)	3.150	09/23/21	CLP	615,100		14,255	14,370	(115)
3.150(d)	6M CLICP	09/23/21		25		(1)	—	(1)
6M BUBOR(d)	0.800(f)	12/18/21	HUF	2,684,990	(e)	(3,621)	50	(3,671)
3M JIBAR(c)	6.750	12/18/21	ZAR	178,740	(e)	15,077	(7,816)	22,893
10.300(a)	1M BID Avg	01/03/22	BRL	80		(2,250)	(129)	(2,121)
Mexico IB TIIE 28D(b)	7.500	09/14/22	MXN	57,875	(e)	24,210	830	23,380
2.130(f)	6M PRIBOR(d)	09/18/22	CZK	64,760	(e)	(30,791)	26	(30,817)
1M BID Avg(b)	6.660	01/02/23	BRL	4,460		3,248	—	3,248
1M BID Avg(f)	6.848	01/02/23		8,525		17,610	—	17,610
7.750(b)	Mexico IB TIIE 28D	09/13/23	MXN	59,875	(e)	(59,385)	9	(59,394)
1.876(f)	6M PRIBOR(d)	09/18/23	CZK	147,435	(e)	(48,613)	(44,542)	(4,071)
1M SHIBOR(c)	3.000	06/19/24	CNY	19,360		12,715	(3,277)	15,992
5.750(d)	6M MIBOR	06/19/24	INR	38,170		(4,946)	(1,954)	(2,992)
Mexico IB TIIE 28D(b)	7.450	09/11/24	MXN	135,550	(e)	63,407	(5,811)	69,218
6M EURO(d)	0.500(f)	09/18/24	EUR	720	(e)	29,635	25,294	4,341
2.000(f)	6M PRIBOR(d)	09/18/24	CZK	39,790	(e)	(31,777)	18	(31,795)
5.955(b)	Mexico IB TIIE 28D	11/20/24	MXN	54,290		175,991	14	175,977
5.660(b)	Mexico IB TIIE 28D	01/24/25		20,280		85,023	14	85,009
Mexico IB TIIE 28D(b)	7.550	09/09/26		77,975	(e)	45,831	2,838	42,993
7.500(b)	Mexico IB TIIE 28D	06/09/27		34,390		(6,121)	(38,418)	32,297
1.250(f)	6M EURO(d)	12/19/28	EUR	200		(25,882)	(5,746)	(20,136)
Mexico IB TIIE 28D(b)	8.250	06/06/29	MXN	34,900		90,299	(920)	91,219
2.000(c)	3M HIBOR	06/19/29	HKD	8,040		(13,679)	(5,226)	(8,453)
1.500(c)	3M KWCDC	06/19/29	KRW	3,073,740		(16,438)	7,785	(24,223)
6M EURO(d)	1.000(f)	09/18/29	EUR	2,860	(e)	262,933	217,974	44,959
6M SIBOR(d)	2.000	09/18/29	SGD	1,240	(e)	1,218	4,729	(3,511)
1.750(c)	3M HIBOR	09/18/29	HKD	3,130	(e)	3,514	3,027	487
1.250(c)	3M KWCDC	09/18/29	KRW	1,049,490		15,937	8,956	6,981
3.000(d)	3M LIBOR(c)	09/18/29		$2,450	(e)	(233,339)	(218,059)	(15,280)
3M MIBOR(c)	5.950	09/18/29	COP	9,451,000		147,236	11,895	135,341
6M BUBOR(d)	2.500(f)	12/18/29	HUF	415,630	(e)	60,400	20,371	40,029
1.750(f)	6M PRIBOR(d)	12/18/29	CZK	80,640	(e)	(58,245)	(714)	(57,531)
2.500(f)	6M WIBOR(d)	12/18/29	PLN	9,950	(e)	(80,693)	(24,722)	(55,971)
3M JIBAR(c)	8.000	12/18/29	ZAR	4,480	(e)	4,478	(565)	5,043

TOTAL						$797,491	$(31,155)	$828,646

(a)	Payments made at termination date.
(b)	Payments made monthly.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.
(f)	Payments made annually.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.117%	BoA Securities LLC	12/20/20	2,320	$(30,929)	$7,693	$(38,622)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	BoA Securities LLC	06/20/21	70	(1,185)	324	(1,509)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.117	Citibank NA	12/20/20	3,400	(45,327)	13,132	(58,459)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	Citibank NA	06/20/21	3,810	(64,523)	15,774	(80,297)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	JPMorgan Securities, Inc.	06/20/21	250	(4,234)	1,007	(5,241)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	UBS AG (London)	06/20/21	280	(4,741)	487	(5,228)
Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000	0.392	MS & Co. Int. PLC	12/20/23	6,780	180,215	149,008	31,207

						$29,276	$187,425	$(158,149)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of Turkey, 11.875%, 01/15/30	(1.000)%	3.943%	06/20/24	$1,720	$218,550	$243,009	$(24,459)
Protection Sold:
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.412	09/20/19	1,100	1,622	1,361	261
People’s Republic of China, 7.500%, 10/28/27	1.000	0.224	06/20/22	8,820	202,824	191,717	11,107
United Mexican States, 4.150%, 03/28/27	1.000	1.106	06/20/24	2,275	(10,640)	(26,609)	15,969

TOTAL					$412,356	$409,478	$2,878

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

NON-DELIVERABLE BOND FORWARD CONTRACT#

Counterparty	Notional Amount (000s)	Reference Obligation	Settlement Date	Unrealized Appreciation/ (Depreciation)*

BoA Securities LLC	COP 8,765,700	Coltes 20 11.000% 08/14/19	08/14/19	$18,740

#	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.
*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BoA Securities LLC	— Bank of America Securities LLC
CS International (London)	— Credit Suisse International (London)
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 103.0%
Collateralized Mortgage Obligations – 6.0%
Interest Only(a) – 0.9%
FHLMC REMIC Series 3852, Class SW(b)(-1x1M LIBOR + 6.000%)
$462,391	3.560%	05/15/41	$ 71,393
FHLMC REMIC Series 4286, Class SN(b)(-1x1M LIBOR + 6.000%)
3,524,327	3.560	12/15/43	593,748
FHLMC REMIC Series 4314, Class SE(b)(-1x1M LIBOR + 6.050%)
333,743	3.610	03/15/44	55,019
FHLMC REMIC Series 4320, Class SD(b)(-1x1M LIBOR + 6.100%)
174,186	3.660	07/15/39	28,687
FHLMC REMIC Series 4456, Class IO
214,300	4.500	10/15/44	37,628
FHLMC REMIC Series 4583, Class ST(b)(-1x1M LIBOR + 6.000%)
1,438,842	3.560	05/15/46	252,866
FHLMC STRIPS Series 304, Class C45
255,733	3.000	12/15/27	18,477
FNMA REMIC Series 2007-36, Class SN(b)(-1x1M LIBOR + 6.770%)
417,968	4.340	04/25/37	83,000
FNMA REMIC Series 2008-17, Class SI(b)(-1x1M LIBOR + 6.300%)
536,075	3.870	03/25/38	94,659
FNMA REMIC Series 2011-124, Class SC(b)(-1x1M LIBOR + 6.550%)
324,499	4.120	12/25/41	58,027
FNMA REMIC Series 2012-88, Class SB(b)(-1x1M LIBOR + 6.670%)
396,161	4.240	07/25/42	66,707
GNMA REMIC Series 2010-101, Class S(b)(-1x1M LIBOR + 6.000%)
976,259	3.559	08/20/40	166,504
GNMA REMIC Series 2010-20, Class SE(b)(-1x1M LIBOR + 6.250%)
395,603	3.809	02/20/40	71,182
GNMA REMIC Series 2010-85, Class SN(b)(-1x1M LIBOR + 5.940%)
38,033	3.499	07/20/40	6,435
GNMA REMIC Series 2013-124, Class CS(b)(-1x1M LIBOR + 6.050%)
1,428,237	3.609	08/20/43	260,881
GNMA REMIC Series 2013-134, Class DS(b)(-1x1M LIBOR + 6.100%)
89,792	3.659	09/20/43	15,783
GNMA REMIC Series 2014-11, Class KI
217,163	4.500	12/20/42	22,461
GNMA REMIC Series 2014-117, Class SJ(b)(-1x1M LIBOR + 5.600%)
4,092,949	3.159	08/20/44	656,574
GNMA REMIC Series 2014-132, Class SL(b)(-1x1M LIBOR + 6.100%)
653,148	3.659	10/20/43	85,232
GNMA REMIC Series 2014-133, Class BS(b)(-1x1M LIBOR + 5.600%)
307,082	3.159	09/20/44	46,976
GNMA REMIC Series 2014-158, Class SA(b)(-1x1M LIBOR + 5.600%)
1,922,382	3.162	10/16/44	302,031
GNMA REMIC Series 2015-110, Class MS(b)(-1x1M LIBOR + 5.710%)
1,260,966	3.269	08/20/45	180,739
GNMA REMIC Series 2015-111, Class IM
691,182	4.000	08/20/45	94,892
GNMA REMIC Series 2015-111, Class SM(b)(-1x1M LIBOR + 6.200%)
388,240	3.759	08/20/45	62,287
GNMA REMIC Series 2015-112, Class SB(b)(-1x1M LIBOR + 5.740%)
373,620	3.299	08/20/45	53,750
GNMA REMIC Series 2015-119, Class SN(b)(-1x1M LIBOR + 6.250%)
813,287	3.809	08/20/45	130,520
GNMA REMIC Series 2015-129, Class IC
434,989	4.500	09/16/45	81,226
GNMA REMIC Series 2015-168, Class SD(b)(-1x1M LIBOR + 6.200%)
204,618	3.759	11/20/45	35,931
GNMA REMIC Series 2015-57, Class AS(b)(-1x1M LIBOR + 5.600%)
2,293,791	3.159	04/20/45	322,027

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2015-72, Class JI(c)
$95,658	3.500%	05/20/45	$ 10,068
GNMA REMIC Series 2015-83, Class PI(c)
159,652	3.500	06/20/45	17,972
GNMA REMIC Series 2015-90, Class PI(c)
126,075	3.500	04/20/45	12,119
GNMA REMIC Series 2016-1, Class ST(b)(-1x1M LIBOR + 6.200%)
396,487	3.759	01/20/46	62,091
GNMA REMIC Series 2016-138, Class DI
241,760	4.000	10/20/46	36,052
GNMA REMIC Series 2016-27, Class IA
864,972	4.000	06/20/45	101,667
GNMA REMIC Series 2016-4, Class SM(b)(-1x1M LIBOR + 5.650%)
570,554	3.209	01/20/46	86,311

			4,281,922

Regular Floater(b) – 2.6%
FHLMC REMIC Series 4103, Class BF (1M LIBOR + 0.350%)
560,154	2.790	12/15/38	559,511
FNMA REMIC Series 2010-118, Class YF (1M LIBOR + 0.500%)
4,013,301	2.930	10/25/40	4,029,022
FNMA REMIC Series 2011-63, Class FG (1M LIBOR + 0.450%)
100,498	2.880	07/25/41	100,577
FNMA REMIC Series 2017-96, Class FA (1M LIBOR + 0.400%)
2,334,213	2.830	12/25/57	2,327,774
GNMA REMIC Series 2017-182, Class FN (1M LIBOR + 0.300%)
4,802,846	2.738	12/16/47	4,764,242

			11,781,126

Sequential Fixed Rate – 1.9%
FHLMC REMIC Series 2042, Class N
45,613	6.500	03/15/28	50,020
FHLMC REMIC Series 3748, Class D
406,740	4.000	11/15/39	419,336
FHLMC REMIC Series 4577, Class HM(d)
718,039	4.000	12/15/50	767,517
FNMA REMIC Series 2000-16, Class ZG
131,369	8.500	06/25/30	157,124
FNMA REMIC Series 2005-59, Class KZ
773,801	5.500	07/25/35	866,878
FNMA REMIC Series 2011-52, Class GB
461,784	5.000	06/25/41	505,200
FNMA REMIC Series 2011-99, Class DB
504,377	5.000	10/25/41	551,814
FNMA REMIC Series 2012-111, Class B
71,994	7.000	10/25/42	83,625
FNMA REMIC Series 2012-153, Class B
277,827	7.000	07/25/42	324,491
FNMA REMIC Series 2017-87, Class EA
4,746,972	3.000	04/25/44	4,890,152

			8,616,157

Sequential Floating Rate(b) – 0.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
71,812	4.398	04/25/35	73,267
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
334,755	4.472	07/25/35	335,999
Countrywide Alternative Loan Trust Series 2005-38, Class A1(12M MTA + 1.500%)
84,768	3.981	09/25/35	84,093

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
$98,449	2.921%	01/19/36	$ 90,107
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
32,772	3.150	10/25/34	32,393
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX
7,086	0.123	08/25/33	35
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX
909	0.320	07/25/33	10
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
309,159	4.533	10/25/34	309,797
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(e)
259,733	3.750	05/28/52	268,512
Silverstone Master Issuer PLC Series 2019-1A, Class 1A(c)(e) (3M USD LIBOR + 0.570%)
760,000	3.148	01/21/70	762,159
Station Place Securitization Trust Series 2015-2, Class AR(e) (1M USD LIBOR + 0.550%)
600,000	3.049	05/15/21	600,000

			2,556,372

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 27,235,577

Commercial Mortgage-Backed Securities – 3.0%
Sequential Fixed Rate – 2.4%
BBCMS Mortgage Trust Series 2018-C2, Class A4
$2,650,000	4.047%	12/15/51	2,914,384
BANK 2018-BNK15 Series 18-BN15, Class A4(b)
900,000	4.407	11/15/61	1,018,332
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
6,400,000	4.139	10/15/51	7,089,753

			11,022,469

Sequential Floating Rate(b)(e) – 0.6%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
924,113	3.294	09/15/35	922,404
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M LIBOR + 0.830%)
1,798,934	3.224	06/15/35	1,801,187

			2,723,591

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 13,746,060

Federal Agencies – 94.0%
Adjustable Rate FHLMC(b) – 0.0%
(1 Year CMT + 2.107%)
$8,694	4.516%	10/01/34	9,156
(1 Year CMT + 2.217%)
16,740	4.514	09/01/33	17,592
(1 Year CMT + 2.250%)
39,498	4.439	04/01/33	41,441
(1 Year CMT + 2.250%)
13,178	4.747	11/01/34	13,857
(1 Year CMT + 2.250%)
12,485	4.981	02/01/35	13,136
(1 Year CMT + 2.250%)
45,335	4.569	06/01/35	47,703

			142,885

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.193%)
$20,627	4.836%	02/01/35	$ 21,696
(1 Year CMT + 2.213%)
4,310	4.650	07/01/33	4,540
(1 Year CMT + 2.258%)
95,505	4.488	06/01/33	100,450
(1 Year CMT + 2.306%)
1,242	4.794	04/01/34	1,304
(1 Year CMT + 2.530%)
80,234	4.780	08/01/34	84,201
(12M USD LIBOR + 1.622%)
30,651	4.741	03/01/35	32,080
(12M USD LIBOR + 1.641%)
32,342	4.557	12/01/33	33,759
(12M USD LIBOR + 1.670%)
16,374	4.563	11/01/34	17,140
(12M USD LIBOR + 1.810%)
18,831	4.932	04/01/35	19,838
(12M USD LIBOR + 1.973%)
32,378	4.981	05/01/35	34,148
(6M USD LIBOR + 1.412%)
5,074	4.155	06/01/33	5,233
(6M USD LIBOR + 1.824%)
824	4.449	12/01/33	861
(COF + 1.250%)
977	2.375	07/01/22	970
(COF + 1.250%)
7,972	2.208	07/01/27	7,840
(COF + 1.250%)
8,807	2.208	11/01/27	8,664
(COF + 1.250%)
4,801	2.208	01/01/31	4,702
(COF + 1.250%)
6,510	2.208	06/01/32	6,370
(COF + 1.250%)
6,625	2.375	08/01/32	6,530
(COF + 1.250%)
14,998	2.375	05/01/33	14,793
(COF + 1.250%)
86,078	2.416	08/01/33	84,368
(COF + 1.250%)
3,244	2.208	11/01/35	3,176
(COF + 1.250%)
21,576	2.208	12/01/37	21,197
(COF + 1.250%)
12,873	2.208	01/01/38	12,656
(COF + 1.250%)
7,707	2.208	11/01/40	7,548

			534,064

Adjustable Rate GNMA(b) – 0.2%
(1 Year CMT + 1.500%)
9,825	3.625	06/20/23	9,956
(1 Year CMT + 1.500%)
5,151	3.750	07/20/23	5,204

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%)
$4,808	3.750%	08/20/23	$ 4,858
(1 Year CMT + 1.500%)
11,424	3.750	09/20/23	11,545
(1 Year CMT + 1.500%)
3,880	4.000	03/20/24	3,939
(1 Year CMT + 1.500%)
34,392	3.625	04/20/24	34,996
(1 Year CMT + 1.500%)
4,390	3.625	05/20/24	4,488
(1 Year CMT + 1.500%)
36,187	3.625	06/20/24	36,751
(1 Year CMT + 1.500%)
22,958	3.750	07/20/24	23,241
(1 Year CMT + 1.500%)
31,194	3.750	08/20/24	31,582
(1 Year CMT + 1.500%)
9,205	3.750	09/20/24	9,322
(1 Year CMT + 1.500%)
12,805	4.125	11/20/24	13,012
(1 Year CMT + 1.500%)
13,288	4.125	12/20/24	13,504
(1 Year CMT + 1.500%)
8,450	4.000	01/20/25	8,595
(1 Year CMT + 1.500%)
4,926	4.000	02/20/25	5,011
(1 Year CMT + 1.500%)
18,415	3.625	05/20/25	18,732
(1 Year CMT + 1.500%)
15,152	3.750	07/20/25	15,367
(1 Year CMT + 1.500%)
6,347	4.000	02/20/26	6,467
(1 Year CMT + 1.500%)
379	3.750	07/20/26	385
(1 Year CMT + 1.500%)
18,190	4.000	01/20/27	18,572
(1 Year CMT + 1.500%)
7,213	4.000	02/20/27	7,363
(1 Year CMT + 1.500%)
55,217	3.625	04/20/27	56,348
(1 Year CMT + 1.500%)
4,975	3.625	05/20/27	5,077
(1 Year CMT + 1.500%)
7,925	3.625	06/20/27	8,093
(1 Year CMT + 1.500%)
2,752	4.125	11/20/27	2,811
(1 Year CMT + 1.500%)
8,722	4.125	12/20/27	8,909
(1 Year CMT + 1.500%)
19,210	4.000	01/20/28	19,639
(1 Year CMT + 1.500%)
6,592	4.000	02/20/28	6,740
(1 Year CMT + 1.500%)
6,609	4.000	03/20/28	6,758
(1 Year CMT + 1.500%)
32,378	3.750	07/20/29	33,045
(1 Year CMT + 1.500%)
19,511	3.750	08/20/29	19,903
(1 Year CMT + 1.500%)
3,635	3.750	09/20/29	3,708
(1 Year CMT + 1.500%)
15,997	4.125	10/20/29	16,379

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%)
$21,743	4.125%	11/20/29	$ 22,265
(1 Year CMT + 1.500%)
4,349	4.125	12/20/29	4,455
(1 Year CMT + 1.500%)
6,416	4.000	01/20/30	6,576
(1 Year CMT + 1.500%)
2,767	4.000	02/20/30	2,839
(1 Year CMT + 1.500%)
18,521	4.000	03/20/30	18,986
(1 Year CMT + 1.500%)
19,245	3.625	04/20/30	19,715
(1 Year CMT + 1.500%)
51,309	3.625	05/20/30	52,566
(1 Year CMT + 1.500%)
5,375	3.625	06/20/30	5,510
(1 Year CMT + 1.500%)
47,623	3.750	07/20/30	48,629
(1 Year CMT + 1.500%)
8,290	3.750	09/20/30	8,467
(1 Year CMT + 1.500%)
14,011	4.125	10/20/30	14,372

			674,680

FHLMC – 10.0%
2,547	5.500	04/01/20	2,552
65,989	5.000	10/01/33	71,396
3,383	5.000	07/01/35	3,661
2,235	4.500	08/01/35	2,399
5,083	4.500	09/01/35	5,355
4,674	4.500	10/01/35	4,948
78,058	5.000	12/01/35	85,333
2,030	5.000	02/01/37	2,228
31,587	4.500	01/01/38	33,927
1,317	4.500	06/01/38	1,384
51,669	4.500	09/01/38	55,886
205	4.500	01/01/39	214
29,440	4.500	02/01/39	31,641
11,410	4.500	03/01/39	12,265
2,678	4.500	04/01/39	2,879
88,605	4.500	05/01/39	95,243
202,145	5.000	05/01/39	218,363
252,280	4.500	06/01/39	271,179
3,425	4.500	07/01/39	3,682
409,339	5.000	07/01/39	445,082
5,860	4.500	08/01/39	6,299
11,665	4.500	09/01/39	12,538
3,234	4.500	10/01/39	3,476
2,121	4.500	11/01/39	2,279
9,055	4.500	12/01/39	9,734
8,845	4.500	01/01/40	9,507
6,497	4.500	04/01/40	6,966
9,604	4.500	05/01/40	10,297
20,710	4.000	06/01/40	21,869
13,049	4.500	06/01/40	13,991
10,921	4.500	07/01/40	11,709
2,018	4.500	08/01/40	2,164
18,743	5.000	08/01/40	20,179
25,259	5.000	10/01/40	27,385
193,955	4.000	02/01/41	204,782
54,967	4.500	02/01/41	58,948

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$9,551	4.500%	03/01/41	$ 10,243
25,282	4.500	04/01/41	27,114
22,309	4.500	05/01/41	23,925
43,217	4.500	06/01/41	46,348
2,995	5.000	06/01/41	3,241
103,522	4.500	08/01/41	111,023
113,982	4.500	09/01/41	122,211
72,656	4.000	10/01/41	77,573
14,042	4.000	11/01/41	14,826
7,068	4.500	12/01/41	7,581
769,896	4.000	03/01/42	810,637
85,394	4.500	03/01/42	91,583
45,586	3.000	05/01/42	46,448
425,535	3.500	06/01/42	442,334
945,327	4.500	06/01/42	1,015,661
127,002	3.000	08/01/42	129,704
146,756	3.500	08/01/42	152,067
49,043	3.000	10/01/42	50,002
317,591	3.500	10/01/42	329,084
656,862	3.000	11/01/42	671,991
213,524	3.500	11/01/42	221,251
1,153,430	3.000	12/01/42	1,179,993
2,042,423	3.000	01/01/43	2,089,125
192,285	3.000	02/01/43	196,104
2,773,912	3.500	08/01/43	2,871,791
1,202,512	4.000	08/01/43	1,277,507
727,930	4.000	01/01/44	768,356
749,597	3.500	02/01/44	776,723
582,352	3.500	06/01/44	605,951
15,504	4.000	11/01/44	16,534
81,647	3.500	02/01/45	85,213
135,767	3.500	03/01/45	141,698
736,537	3.500	06/01/45	766,844
23,119	3.500	08/01/45	23,900
33,109	3.500	09/01/45	34,227
588,900	3.500	10/01/45	613,133
61,709	3.500	11/01/45	63,792
4,789,220	3.500	03/01/46	4,978,095
718,554	3.500	05/01/46	745,741
932,235	3.500	06/01/46	963,025
343,534	3.500	07/01/46	354,881
497,802	3.500	08/01/46	517,819
57,555	3.500	10/01/46	59,456
71,262	3.500	12/01/46	73,616
14,497,592	3.000	05/01/47	14,786,181
525,528	3.500	12/01/47	546,332
4,307,191	3.000	01/01/48	4,356,664

			45,069,288

FNMA – 34.2%
6	5.500	07/01/19	6
313	5.500	08/01/19	313
317	5.500	09/01/19	317
652	5.500	10/01/19	652
315	5.500	11/01/19	316
360	5.500	12/01/19	360
1,134	5.500	02/01/20	1,135
1,171	5.500	01/01/21	1,188
3,449	7.000	09/01/21	3,518
18,574	7.000	06/01/22	19,170
7,648	7.000	07/01/22	7,879

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$705	4.500%	04/01/23	$ 727
2,864	7.000	08/01/31	3,108
256,491	4.500	07/01/36	273,714
26,261	4.500	12/01/36	28,025
246,434	4.500	02/01/39	264,749
5,005	4.500	03/01/39	5,415
6,957	4.500	05/01/39	7,526
5,338	4.500	07/01/39	5,778
4,778	4.000	08/01/39	5,043
11,952	4.500	09/01/39	12,840
17,913	4.500	10/01/39	19,244
39,497	4.500	02/01/40	42,778
6,619	4.500	03/01/40	7,111
93,502	4.500	04/01/40	100,191
32,866	4.500	06/01/40	35,617
6,528	4.500	09/01/40	7,075
7,044	4.500	12/01/40	7,548
95,161	4.500	01/01/41	102,205
28,107	4.500	04/01/41	30,082
52,772	4.500	06/01/41	56,559
37,278	4.500	07/01/41	39,782
172,886	4.500	08/01/41	184,574
176,668	4.500	09/01/41	188,531
162,604	3.500	10/01/41	169,039
156,470	4.500	10/01/41	166,977
44,190	3.500	11/01/41	45,938
123,481	4.500	11/01/41	131,772
78,422	4.500	12/01/41	84,050
153,907	3.500	01/01/42	160,045
74,548	4.500	01/01/42	79,578
16,109	3.500	02/01/42	16,696
694,489	4.000	03/01/42	730,802
18,695	4.500	03/01/42	19,886
121,650	4.000	04/01/42	128,011
24,055	4.500	04/01/42	25,707
13,916	3.500	05/01/42	14,416
55,218	3.500	06/01/42	57,421
137,244	3.500	07/01/42	142,118
141,641	3.500	08/01/42	146,671
100,731	3.000	09/01/42	102,768
159,228	3.500	09/01/42	165,059
254,093	3.500	10/01/42	264,171
25,961	3.500	11/01/42	26,883
573,648	3.000	12/01/42	585,600
113,464	3.500	12/01/42	117,989
119,663	3.000	01/01/43	122,568
13,203	3.500	01/01/43	13,672
44,622	3.000	02/01/43	45,706
634,930	3.500	02/01/43	658,782
1,165,769	3.000	03/01/43	1,194,164
1,471,001	3.500	03/01/43	1,525,514
1,267,693	3.000	04/01/43	1,298,874
1,669,728	3.500	04/01/43	1,727,632
548,979	2.500	05/01/43	547,150
1,569,908	3.000	05/01/43	1,608,525
285,505	3.500	05/01/43	295,279
52,776	3.000	06/01/43	54,075
966,456	3.500	06/01/43	1,002,593
474,459	3.000	07/01/43	486,131
5,026,452	3.500	07/01/43	5,205,444
1,886,245	3.500	08/01/43	1,951,910
54,140	3.500	09/01/43	56,299

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$785,654	3.500%	01/01/44		$ 814,162
51,044	3.500	08/01/44		52,727
113,712	3.500	09/01/44		117,826
147,856	3.500	10/01/44		154,677
24,870	3.500	12/01/44		25,761
57,332	5.000	12/01/44		62,034
40,147	3.500	01/01/45		41,874
560,487	4.000	02/01/45		588,307
173,101	3.500	03/01/45		180,219
469,960	4.000	03/01/45		496,296
113,223	3.500	04/01/45		116,977
232,251	4.000	04/01/45		245,266
1,566,080	4.500	04/01/45		1,701,093
1,022,869	3.500	05/01/45		1,070,377
251,651	4.500	05/01/45		273,189
2,967,353	4.500	06/01/45		3,128,588
159,676	3.500	07/01/45		164,971
27,253	3.500	11/01/45		28,157
691,490	4.000	11/01/45		722,808
495,227	3.500	01/01/46		511,649
855,185	3.500	03/01/46		894,058
445,020	4.000	03/01/46		464,806
122,837	3.500	04/01/46		128,427
857,667	3.500	05/01/46		890,802
310,728	4.000	06/01/46		324,322
779,814	4.500	06/01/46		821,455
759,078	3.000	07/01/46		769,255
837,386	4.000	07/01/46		874,020
441,060	3.000	08/01/46		446,973
975,088	4.000	08/01/46		1,017,747
1,477,531	3.000	09/01/46		1,497,340
530,947	3.000	10/01/46		538,065
501,471	4.000	10/01/46		523,409
3,398,411	3.000	11/01/46		3,445,043
8,137,398	3.000	12/01/46		8,246,497
3,298,565	3.000	01/01/47		3,342,790
146,058	3.000	02/01/47		148,016
2,080,426	4.500	02/01/47		2,211,519
573,078	3.000	04/01/47		580,761
2,754,197	3.000	07/01/47		2,791,122
498,482	4.500	11/01/47		531,332
7,898,108	4.500	12/01/47		8,319,856
906,448	4.000	02/01/48		954,413
931,837	4.500	05/01/48		1,003,144
3,693,371	3.000	07/01/48		3,742,888
2,000,000	4.500	10/01/48		2,093,360
2,818,327	5.000	02/01/49		3,126,577
5,471,728	4.500	06/01/51		5,805,961
4,229,275	4.000	08/01/51		4,455,711
883,096	3.500	11/01/51		914,794
4,823,377	4.000	05/01/56		5,056,825
1,458,317	3.500	06/01/56		1,497,740
5,392,623	4.000	07/01/56		5,665,371
3,000,944	3.500	08/01/56		3,104,691
4,787,682	3.500	10/01/56		4,917,096
2,691,015	3.500	01/01/57		2,771,171
3,934,850	4.000	02/01/57		4,133,885
16,000,000	4.500	TBA-30yr	(f)	16,718,573

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$16,000,000	5.000%	TBA- 30yr	(f)	$ 16,908,750

				154,814,514

GNMA – 49.5%
3,380	5.500	07/15/20		3,404
4,989	6.000	04/15/26		5,457
190	6.500	01/15/32		209
996	6.500	02/15/32		1,094
355,736	5.500	04/15/33		402,334
5,102	5.000	11/15/33		5,544
923	6.500	08/15/34		1,052
1,036	6.500	02/15/36		1,200
1,596	6.500	03/15/36		1,844
3,216	6.500	04/15/36		3,649
11,735	6.500	05/15/36		13,580
6,119	6.500	06/15/36		7,085
34,812	6.500	07/15/36		39,998
35,455	6.500	08/15/36		40,766
64,280	6.500	09/15/36		74,219
27,946	6.500	10/15/36		32,272
39,362	6.500	11/15/36		45,353
19,715	6.500	12/15/36		22,802
10,285	6.500	01/15/37		11,934
1,711	6.500	03/15/37		1,983
4,718	6.500	04/15/37		5,478
2,765	6.500	05/15/37		3,171
2,664	6.500	08/15/37		3,086
10,958	6.500	09/15/37		12,635
12,193	6.500	10/15/37		14,424
5,296	6.500	11/15/37		6,067
2,324	6.500	05/15/38		2,712
2,210	6.500	11/15/38		2,578
2,833	6.500	02/15/39		3,280
360,618	5.000	01/20/40		386,186
403,066	4.500	05/15/40		425,833
200,166	5.000	07/15/40		215,485
168,143	3.500	09/15/42		175,528
357,113	3.500	02/15/45		370,065
92,295	4.000	05/20/45		97,332
73,081	4.000	07/20/45		77,070
138,979	4.000	10/20/45		146,565
420,643	4.000	01/20/46		443,602
1,571,761	4.500	03/20/46		1,666,123
7,483,460	4.500	02/20/47		7,909,351
905,381	4.500	03/20/47		956,908
5,343,218	4.500	05/20/47		5,633,947
912,773	4.500	06/20/47		963,579
276,791	4.500	07/20/47		290,632
2,801,484	4.500	08/20/47		2,953,915
5,037,333	3.500	01/20/48		5,210,701
18,887,179	4.500	08/20/48		19,731,878
18,121,712	4.500	09/20/48		18,919,435
2,685,358	5.000	09/20/48		2,812,583
11,648,682	5.000	11/20/48		12,201,758
2,925,171	5.000	12/20/48		3,064,057
22,289,344	5.000	01/20/49		23,347,636
2,956,593	5.000	02/20/49		3,104,984
27,000,000	3.000	TBA-30yr	(f)	27,580,346

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$56,000,000	3.500%	TBA-30yr	(f)	$ 57,794,027
26,000,000	4.000	TBA-30yr	(f)	26,953,472

				224,202,208

TOTAL FEDERAL AGENCIES				$425,437,639

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $460,366,807)				$466,419,276

Asset-Backed Securities – 12.6%
Collateralized Loan Obligations(b)(e) – 4.2%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
$1,300,000	3.590%	06/15/28		$ 1,302,824
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	3.753	05/17/31		786,544
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1R (3M USD LIBOR + 1.100%)
4,510,000	3.873	07/17/31		4,481,871
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
949,122	4.037	07/15/26		949,356
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
1,088,798	4.021	07/20/26		1,088,894
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,500,000	3.580	01/18/28		1,494,138
Nassau Ltd. Series 2019-IA, Class ANA (3M USD LIBOR + 1.510%)
1,000,000	4.270	04/15/31		999,441
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
1,600,000	3.845	04/26/31		1,582,979
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
539,324	3.280	06/25/35		537,700
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	4.161	01/21/31		831,640
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	4.561	01/21/31		532,947
Thacher Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.160%)
2,344,200	3.921	10/20/26		2,346,080
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
2,100,000	3.881	10/22/29		2,092,778

				19,027,192

Credit Card – 0.4%
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7
1,750,000	3.960	10/13/30		1,943,949

Home Equity(b) – 0.0%
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A (1M USD LIBOR + 0.280%)
33,753	2.720	02/15/34		32,071

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – 8.0%
Academic Loan Funding Trust Series 2013-1, Class A(e) (1M USD LIBOR + 0.800%)
$3,620,922	3.230%	12/26/44	$ 3,618,949
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
337,157	3.130	12/26/35	336,015
ECMC Group Student Loan Trust Series 2017-1A, Class A(e) (1M USD LIBOR + 1.200%)
2,869,643	3.630	12/27/66	2,881,943
ECMC Group Student Loan Trust Series 2018-1A, Class A(c)(e) (1M USD LIBOR + 0.750%)
3,734,730	3.180	02/27/68	3,712,259
ECMC Group Student Loan Trust Series 2018-2A, Class A(e) (1M USD LIBOR + 0.800%)
2,250,576	3.230	09/25/68	2,235,711
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(e) (1M USD LIBOR + 0.800%)
343,847	3.230	06/25/26	344,101
Goal Capital Funding Trust Series 2010-1, Class A(e) (3M USD LIBOR + 0.700%)
1,404,899	3.351	08/25/48	1,409,763
Higher Education Funding I Series 2014-1, Class A(e) (3M USD LIBOR + 1.050%)
1,454,598	3.701	05/25/34	1,464,343
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
928,870	3.671	07/25/45	933,176
Navient Student Loan Trust Series 2016-5A, Class A(e) (1M USD LIBOR + 1.250%)
2,736,455	3.680	06/25/65	2,767,205
Nelnet Student Loan Trust Series 2006-2, Class A7(e) (3M Euribor + 0.580%)
2,450,000	3.351	01/26/37	2,375,357
North Carolina State Education Assistance Authority Series 2010-1, Class A1 (3M USD LIBOR + 0.900%)
524,503	3.671	07/25/41	521,711
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A3 (3M USD LIBOR + 0.950%)
700,000	3.613	10/01/37	701,847
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2, Class A3 (3M USD LIBOR + 0.850%)
1,100,000	3.647	07/01/32	1,100,447
PHEAA Student Loan Trust Series 2011-1A, Class A1(e) (3M USD LIBOR + 1.100%)
1,814,468	3.702	06/25/38	1,827,706
PHEAA Student Loan Trust Series 2014-3A, Class A(e) (1M USD LIBOR + 0.590%)
4,022,273	3.020	08/25/40	3,995,216
PHEAA Student Loan Trust Series 2016-1A, Class A(e) (1M USD LIBOR + 1.150%)
972,793	3.580	09/25/65	979,042
PHEAA Student Loan Trust Series 2016-2A, Class A(e) (1M USD LIBOR + 0.950%)
1,080,846	3.380	11/25/65	1,077,341
South Carolina Student Loan Corp. Series 2010-1, Class A3 (3M USD LIBOR + 1.050%)
1,850,000	3.821	10/27/36	1,861,718

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Utah State Board of Regents Series 2016-1, Class A (1M USD LIBOR + 0.750%)
$2,036,568	3.180%		09/25/56	$ 2,035,592

				36,179,442

TOTAL ASSET-BACKED SECURITIES (Cost $57,084,170)				$ 57,182,654

Municipal Debt Obligation(b)(c) – 0.3%
New Hampshire – 0.3%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
$1,136,731	3.430%		10/25/37	$ 1,142,104
(Cost $1,127,380)

U.S. Treasury Obligations(g) – 5.5%
United States Treasury Bills
$8,333,000	0.000	%(h)	07/05/19	$ 8,331,199
8,333,000	0.000		07/09/19	8,329,331
8,334,000	0.000		07/16/19	8,326,826

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,986,150)				$ 24,987,356

Shares	Dividend Rate			Value

Investment Company(i) – 8.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
36,147,507	2.308%			$ 36,147,507
(Cost $36,147,507)

TOTAL INVESTMENTS – 129.4% (Cost $579,712,014)				$ 585,878,897

LIABILITIES IN EXCESS OF OTHER ASSETS – (29.4)%				(133,233,837)

NET ASSETS – 100.0%				$ 452,645,060

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2019.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $145,955,168 which represents approximately 32.2% of the Fund’s net assets as of June 30, 2019.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA-30yr	07/15/19	$(5,000,000)	$(5,041,396)
FNMA	3.500	TBA-30yr	08/13/19	(3,000,000)	(3,066,033)
GNMA	5.000	TBA-30yr	07/22/19	(10,000,000)	(10,453,125)

TOTAL (Proceeds Receivable: $18,507,031)					$(18,560,554)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	32	09/19/19	$4,420,000	$54,207
2 Year U.S. Treasury Notes	10	09/30/19	2,151,797	(21)
5 Year U.S. Treasury Notes	250	09/30/19	29,539,062	306,435
10 Year U.S. Treasury Notes	68	09/19/19	8,701,875	88,693
20 Year U.S. Treasury Bonds	9	09/19/19	1,400,344	16,829

Total				$466,143

Short position contracts:
Eurodollars	(4)	03/16/20	(982,900)	(6,309)
Eurodollars	(19)	06/15/20	(4,673,050)	(32,068)
Ultra Long U.S. Treasury Bonds	(12)	09/19/19	(2,130,750)	(22,089)

Total				$(60,466)

TOTAL FUTURES CONTRACTS				$405,677

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.390%	3M LIBOR	11/30/23	$1,700	$5,470	$4,239	$1,231

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2019, the Fund had the following written and purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar Futures	$97.75	06/15/2020	11	$27,500	$1,375	$5,384	$(4,009)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
6M IRS	Citibank NA	$2.600	09/30/2019	9,000,000	$9,000,000	$3,883	$60,750	$(56,866)

Total purchased options contracts				9,000,011	$9,027,500	$5,258	$66,134	$(60,875)

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default, swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA. The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2019:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,002,520,581	$—
Corporate Obligations	—	395,518,826	—
Municipal Debt Obligations	—	5,886,857	—
U.S. Treasury Obligations	23,218,840	—	—
Investment Company	15,698,751	—	—

Total	$38,917,591	$1,403,926,264	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,915,947	$—
Futures Contracts	6,624,206	—	—
Interest Rate Swap Contracts	—	1,834,176	—
Credit Default Swap Contracts	—	2,492,213	—

Total	$6,624,206	$8,242,336	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(4,948,602)	$—
Futures Contracts	(871,733)	—	—
Interest Rate Swap Contracts	—	(1,654,683)	—
Credit Default Swap Contracts	—	(5,905,129)	—

Total	$(871,733)	$(12,508,414)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$73,621,188	$—
Corporate Obligations	—	2,068,655,246	—
Common Stock and/or Other Equity Investments
North America	648,143	2,049,520	—
Investment Company	30,678,489	—	—
Exchange Traded Funds	56,748,107	—	—

Total	$88,074,739	$2,144,325,954	$—

Liabilities
Reverse Repurchase Agreements	$—	$(4,537,000)	$—

Total	$—	$(4,537,000)	$—

Derivative Type

Assets(a)
Futures Contracts	$3,251,586	$—	$—
Credit Default Swap Contracts	—	450,814	—

Total	$3,251,586	$450,814	$—

Liabilities(a)
Futures Contracts	$(1,409,096)	$—	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$2,018,909,429	$18,903,238
Corporate Obligations	—	41,091,724	—
Unfunded Loan Commitment	—	1,234,888	—
Common Stock and/or Other Equity Investments
North America	2,734,763	3,757,539	—
Warrants	—	—	8,137
Exchange Traded Funds	58,429,690	—	—
Investment Company	14,147,372	—	—

Total	$75,311,825	$2,064,993,580	$18,911,375

Derivative Type

Assets(a)
Futures Contracts	$29,125	$—	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(472,282)	$—
Futures Contracts	(440,585)	—	—

Total	$(440,585)	$(472,282)	$—

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$460,610,811	$—
Foreign Debt Obligations	—	21,398,973	—
Municipal Debt Obligations	—	4,531,878	—

Total	$—	$486,541,662	$—

Derivative Type

Assets(a)
Futures Contracts	$1,308,692	$—	$—
Interest Rate Swap Contracts	—	1,375	—
Credit Default Swap Contracts	—	510,229	—

Total	$1,308,692	$511,604	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(49,520)	$—
Futures Contracts	(439,918)	—	—

Total	$(439,918)	$(49,520)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$118,743,080	$—
Corporate Obligations	—	5,634,807	—
Structured Notes	—	18,300,225	—
Municipal Debt Obligations	—	354,436	—
U.S. Treasury Obligations	2,198,179	—	—

Total	$2,198,179	$143,032,548	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,225,768	$—
Futures Contracts	342,742	—	—
Interest Rate Swap Contracts	—	2,162,321	—
Credit Default Swap Contracts	—	58,544	—
Non Deliverable Bond Forwards Contracts	—	18,740

Total	$342,742	$3,465,373	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT (continued)

Investment Type	Level 1	Level 2	Level 3

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,027,157)	$—
Futures Contracts	(553,465)	—	—
Interest Rate Swap Contracts	—	(1,127,079)	—
Credit Default Swap Contracts	—	(213,815)	—

Total	$(553,465)	$(2,368,051)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$466,419,276	$—
Asset-Backed Securities	—	57,182,654	—
Municipal Debt Obligation	—	1,142,104	—
U.S. Treasury Obligations	24,987,356	—	—
Investment Company	36,147,507	—	—

Total	$61,134,863	$524,744,034	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(18,560,554)	$—

Total	$—	$(18,560,554)	$—

Derivative Type

Assets(a)
Futures Contracts	$466,164	$—	$—
Interest Rate Swap Contracts	—	1,231	—
Options Purchased	1,375	3,883	—

Total	$467,539	$5,114	$—

Liabilities(a)
Futures Contracts	$(60,487)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Emerging Markets Debt Fund and Local Emerging Markets Debt Fund is non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.